   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JANUARY 26, 1996


                                                     1933 ACT FILE NO. 33-572
                                                     1940 ACT FILE NO. 811-4409
===============================================================================
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549
                                  FORM N-1A
                            REGISTRATION STATEMENT
                                    UNDER
                          THE SECURITIES ACT OF 1933                 [X]

                       POST-EFFECTIVE AMENDMENT NO. 59               [X]

                            REGISTRATION STATEMENT
                                    UNDER
                      THE INVESTMENT COMPANY ACT OF 1940             [X]

                               AMENDMENT NO. 61                      [X]

                         EATON VANCE MUNICIPALS TRUST
           --------------------------------------------------------
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                24 FEDERAL STREET, BOSTON, MASSACHUSETTS 02110
                ----------------------------------------------
                   (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

                                 617-482-8260
                    -------------------------------------
                       (REGISTRANT'S TELEPHONE NUMBER)

     H. DAY BRIGHAM, JR., 24 FEDERAL STREET, BOSTON, MASSACHUSETTS 02110
           --------------------------------------------------------
                   (NAME AND ADDRESS OF AGENT FOR SERVICE)

    It is proposed that this filing will become effective on February 1, 1996 pursuant to paragraph (b) of Rule 485.


    The exhibit index required by Rule 483(a) under the Securities Act of 1933 is located on page in the sequential numbering system of the manually signed copy of this Registration Statement.


    The Registrant has filed a Declaration pursuant to Rule 24f-2. On September 20, 1995, Registrant filed its "Notice" as required by that Rule for the series of the Registrant with the fiscal year end of July 31, 1995, on October 16, 1995 filed its "Notice" for the series of the Registrant with the fiscal year end of August 31, 1995 and on November 13, 1995 filed its "Notice" for the series of the Registrant with the fiscal year end of September 30, 1995. Registrant continues its election to register an indefinite number of shares of beneficial interest pursuant to Rule 24f-2.

    National Municipals Portfolio has also executed this Registration
Statement.

================================================================================

This Amendment to the registration statement on Form N-1A consists of the following documents and papers:

    Cross Reference Sheets required by Rule 481(a) under Securities Act of
    1933

    Part A -- The Prospectuses of:


        EV Classic National Municipals Fund
        EV Marathon National Municipals Fund
        EV Traditional National Municipals Fund

    Part B -- The Combined Statements of Additional Information of:

        EV Classic National Municipals Fund
        EV Marathon National Municipals Fund
        EV Traditional National Municipals Fund


    Part C -- Other Information

    Signatures

    Exhibit Index Required by Rule 483(b) under the Securities Act of 1933

    Exhibits

This Amendment is not intended to amend the Prospectuses and Statements of Additional Information of any other Series of the Registrant not identified above.

                                            EATON VANCE MUNICIPALS TRUST

                                               CROSS REFERENCE SHEET
                                            ITEMS REQUIRED BY FORM N-1A
                                            ---------------------------
PART A
ITEM NO.                   ITEM CAPTION                                           PROSPECTUS CAPTION
------                     --------                                  ---------------------------------------------
 1. .....................  Cover Page                                Cover Page
 2. .....................  Synopsis                                  Shareholder and Fund Expenses


 3. .....................  Condensed Financial Information           The Fund's Financial Highlights; Performance
                                                                       Information
 4. .....................  General Description of Registrant         The Fund's Investment Objective; How the Fund
                                                                       and the Portfolio Invest their Assets;
                                                                       Organization of the Fund and the Portfolio
 5. .....................  Management of the Fund                    Management of the Fund and the Portfolio

 5A......................  Management's Discussion of Fund           Not Applicable
                             Performance


 6. .....................  Capital Stock and Other Securities        Organization of the Fund and the Portfolio;
                                                                       Reports to Shareholders; The Lifetime
                                                                       Investing Account/Distribution Options;
                                                                       Distributions and Taxes
 7. .....................  Purchase of Securities Being Offered      Valuing Fund Shares; How to Buy Fund Shares;
                                                                       The Lifetime Investing Account/Distribution
                                                                       Options; Distribution Plan (for Classic and
                                                                       Marathon Funds) (or Service Plan for
                                                                       Traditional Fund); The Eaton Vance Exchange
                                                                       Privilege;  Eaton Vance Shareholder
                                                                       Services; Statement of Intention and Escrow
                                                                       Agreement (Traditional Fund only)

 8. .....................  Redemption or Repurchase                  How to Redeem Fund Shares
 9. .....................  Pending Legal Proceedings                 Not Applicable


PART B
ITEM NO.                   ITEM CAPTION                               STATEMENT OF ADDITIONAL INFORMATION CAPTION
------                     --------                                  ---------------------------------------------
10. .....................  Cover Page                                Cover Page
11. .....................  Table of Contents                         Table of Contents
12. .....................  General Information and History           Other Information

13. .....................  Investment Objectives and Policies        Additional Information about Investment
                                                                       Policies; Investment Restrictions

14. .....................  Management of the Fund                    Trustees and Officers; Fees and Expenses
15. .....................  Control Persons and Principal Holders of  Control Persons and Principal Holders of
                             Securities                                Securities

16. .....................  Investment Advisory and Other             Investment Adviser and Administrator;
                             Services                                  Distribution Plan (for Classic and Marathon
                                                                       Funds) (or Service Plan for Traditional
                                                                       Fund); Custodian; Independent Certified
                                                                       Public Accountants; Fees and Expenses

17. .....................  Brokerage Allocation and Other            Portfolio Security Transactions; Fees and
                             Practices                                 Expenses
18. .....................  Capital Stock and Other Securities        Other Information

19. .....................  Purchase, Redemption and Pricing of       Determination of Net Asset Value; Principal
                             Securities Being Offered                  Underwriter; Service for Withdrawal;
                                                                       Services for Accumulation (Traditional Fund
                                                                       only); Distribution Plan (for Classic and
                                                                       Marathon Funds) (or Service Plan for
                                                                       Traditional Fund); Fees and Expenses

20. .....................  Tax Status                                Taxes; Tax Equivalent Yield Table
21. .....................  Underwriters                              Principal Underwriter; Fees and Expenses

22. .....................  Calculation of Performance Data           Investment Performance; Performance
                                                                       Information

23. .....................  Financial Statements                      Financial Statements

                                    Part A
                     Information Required in a Prospectus


                                  EV CLASSIC
                           NATIONAL MUNICIPALS FUND
------------------------------------------------------------------------------


EV CLASSIC NATIONAL MUNICIPALS FUND (THE "FUND") IS A MUTUAL FUND SEEKING TO PROVIDE CURRENT INCOME EXEMPT FROM THE REGULAR FEDERAL INCOME TAX. THE FUND INVESTS ITS ASSETS IN NATIONAL MUNICIPALS PORTFOLIO (THE "PORTFOLIO"), A DIVERSIFIED OPEN-END INVESTMENT COMPANY HAVING THE SAME INVESTMENT OBJECTIVE AS THE FUND, RATHER THAN BY DIRECTLY INVESTING IN AND MANAGING ITS OWN PORTFOLIO OF SECURITIES AS WITH HISTORICALLY STRUCTURED MUTUAL FUNDS. THE FUND IS A SERIES OF EATON VANCE MUNICIPALS TRUST (THE "TRUST").


Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Shares of the Fund involve investment risks, including fluctuations in value and the possible loss of some or all of the principal investment.


This Prospectus is designed to provide you with information you should know before investing. Please retain this document for future reference. A Statement of Additional Information dated February 1, 1996 for the Fund, as supplemented from time to time, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. This Statement of Additional Information is available without charge from the Fund's principal underwriter, Eaton Vance Distributors, Inc. (the "Principal Underwriter"), 24 Federal Street, Boston, MA 02110 (telephone (800) 225-6265). The Portfolio's investment adviser is Boston Management and Research (the "Investment Adviser"), a wholly-owned subsidiary of Eaton Vance Management, and Eaton Vance Management is the administrator (the "Administrator") of the Fund. The offices of the Investment Adviser and the Administrator are located at 24 Federal Street, Boston, MA 02110.
------------------------------------------------------------------------------


   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------

                                                        PAGE                                                      PAGE


Shareholder and Fund Expenses .......................    2       How to Redeem Fund Shares ....................    13
The Fund's Financial Highlights .....................    3       Reports to Shareholders ......................    14
The Fund's Investment Objective .....................    4       The Lifetime Investing Account/Distribution
How the Fund and the Portfolio Invest their Assets ..    4        Options ....................................     14
Organization of the Fund and the Portfolio ..........    7       The Eaton Vance Exchange Privilege ..........     15
Management of the Fund and the Portfolio ............    9       Eaton Vance Shareholder Services ............     16
Distribution Plan ...................................   10       Distributions and Taxes .....................     16
Valuing Fund Shares .................................   11       Performance Information .....................     17
How to Buy Fund Shares ..............................   12       Appendix ....................................     19
---------------------------------------------------------------------------------------------------------------------
                                            PROSPECTUS DATED FEBRUARY 1, 1996


SHAREHOLDER AND FUND EXPENSES
-----------------------------------------------------------------------------------------------------
  SHAREHOLDER TRANSACTION EXPENSES
  ---------------------------------------------------------------------------------------------------
  Sales Charges Imposed on Purchases of Shares                                                   None
  Sales Charges Imposed on Reinvested Distributions                                              None
  Fees to Exchange Shares                                                                        None
  Contingent Deferred Sales Charge Imposed on Redemption during the First Year
    (as a percentage of redemption proceeds exclusive of all reinvestments and
    capital appreciation in the account)                                                        1.00%


ANNUAL FUND AND ALLOCATED PORTFOLIO OPERATING EXPENSES (as a percentage of average daily net assets)
---------------------------------------------------------------------------------------------------
  Investment Adviser Fee                                                                       0.45%
  Rule 12b-1 Distribution (and Service) Fees                                                   1.00
  Other Expenses                                                                               0.33
                                                                                               -----
      Total Operating Expenses                                                                 1.78%
                                                                                               =====

  EXAMPLE                                                                          1 YEAR       3 YEARS      5 YEARS     10 YEARS
  -------------------------------------------------------------------------------------------------------------------------------

  An investor would pay the following expenses (including a contingent deferred sales charge in the case of redemption during the first year after purchase)
    on a $1,000 investment, assuming (a) 5% annual return and (b) redemption at
    the end of each period:                                                        $28           $56          $96         $209
  An investor would pay the following expenses on the same
    investment, assuming (a) 5% annual return and (b) no
    redemptions:                                                                   $18           $56          $96         $209

NOTES:
The table and Example summarize the aggregate expenses of the Fund and the Portfolio and are designed to help investors understand the costs and expenses they will bear, directly or indirectly, by investing in the Fund. Information for the Fund is based on its expenses for the most recent fiscal year.
The Fund invests exclusively in the Portfolio. The Trustees believe the aggregate per share expenses of the Fund and the Portfolio should approximate, and over time may be less than, the per share expenses the Fund would incur if the Fund were instead to retain the services of an investment adviser and its assets were invested directly in the type of securities being held by the Portfolio.
The Example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. Federal regulations require the Example to assume a 5% annual return, but actual return will vary. For further information regarding the expenses of the Fund and the Portfolio see "The Fund's Financial Highlights," "Organization of the Fund and the Portfolio," "Management of the Fund and the Portfolio" and "How to Redeem Fund Shares." A long-term shareholder in the Fund may pay more than the economic equivalent of the maximum front-end sales charge permitted by a rule of the National Association of Securities Dealers, Inc. See "Distribution Plan."
No contingent deferred sales charge is imposed on (a) shares purchased more than one year prior to redemption, (b) shares acquired through the reinvestment of distributions or (c) any appreciation in value of other shares in the account (see "How to Redeem Fund Shares"), and no such charge is imposed on exchanges of Fund shares for shares of one or more other funds listed under "The Eaton Vance Exchange Privilege."
The Portfolio's monthly advisory fee has two components, a fee based on daily net assets and a fee based on daily gross income, as set forth in the fee schedule on page 9.
Other investment companies with different distribution arrangements and fees are investing in the Portfolio and others may do so in the future. See "Organization of the Fund and the Portfolio."

THE FUND'S FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------
The following information should be read in conjunction with the audited financial statements included in the Fund's annual report to Shareholders which is incorporated by reference into the Statement of Additional Information in reliance upon the report of Deloitte & Touche LLP, independent certified public accountants, as experts in accounting and auditing. Further information regarding the performance of the Fund is contained in the Fund's annual report to shareholders which may be obtained without charge by contacting the Principal Underwriter, Eaton Vance Distributors, Inc.
------------------------------------------------------------------------------
                                               YEAR ENDED SEPTEMBER 30,
                                               ------------------------
                                                1995              1994*
                                                ----              ----
NET ASSET VALUE, beginning of year               8.980           $10.000
                                              --------           -------
INCOME (LOSS) FROM OPERATIONS:
  Net investment income                       $  0.517           $ 0.425
  Net realized and unrealized gain
   (loss) on investments                         0.356            (0.961)
                                              --------            ------
   Total income (loss) from
     operations                               $  0.873           $ (0.536)
                                              --------           --------

LESS DISTRIBUTIONS:
  From net investment income                  $(0.517)           $ (0.425)
  In excess of net investment
    income\3/                                  (0.026)             (0.059)
                                               ------              ------
   Total distributions                        $(0.543)           $ (0.484)
                                              -------            --------

NET ASSET VALUE, end of year                  $ 9.310            $  8.980
                                              =======            ========
TOTAL RETURN\1/                                10.10%              (5.60%)

RATIOS/SUPPLEMENTAL DATA**:
  Net assets, end of period
  (000 omitted)                               $41,298            $ 33,982
    Ratio of net expenses to
     average daily net assets\2/                1.78%               1.60%+
    Ratio of net investment income to
     average daily net assets                   5.71%               5.39%+

**For the period from the start of business, December 3, 1993, to September 30, 1994, the operating expenses of the Fund reflect an allocation of expenses to the Administrator. Had such action not been taken, net investment income per share and the ratios would have been as follows:

NET INVESTMENT INCOME PER SHARE                                 $  0.405

RATIOS (As a percentage of average daily net assets):
    Expenses\2/                                                     1.86%+
    Net investment income                                           5.13%+

+   Annualized.
\1/ Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the payable date. Total return is computed on a non- annualized basis.
\2/ Includes the Fund's share of the Portfolio's allocated expenses.
\3/ The Fund has followed the Statement of Position (SOP) 93-2: Determination,
    Disclosure and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies. The SOP requires that differences in the recognition or classification of income between the financial statements and tax earnings and profits that result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or accumulated net realized gains.
* For the period from the start of business, December 3, 1993, to September 30, 1994.

THE FUND'S INVESTMENT OBJECTIVE
------------------------------------------------------------------------------
THE FUND'S INVESTMENT OBJECTIVE IS TO PROVIDE CURRENT INCOME EXEMPT FROM REGULAR FEDERAL INCOME TAX. The Fund currently seeks to meet its investment objective by investing its assets in the National Municipals Portfolio (the "Portfolio"), a separate registered investment company which invests primarily in municipal obligations (described below) which are rated at least investment grade by a major rating agency or, if unrated, determined to be of at least investment grade quality by the Investment Adviser.

HOW THE FUND AND THE PORTFOLIO INVEST THEIR ASSETS
------------------------------------------------------------------------------
THE FUND SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING EITHER DIRECTLY OR INDIRECTLY THROUGH ANOTHER OPEN-END MANAGEMENT INVESTMENT COMPANY PRIMARILY (I.E., AT LEAST 80% OF ITS ASSETS DURING PERIODS OF NORMAL MARKET CONDITIONS) IN DEBT OBLIGATIONS ISSUED BY OR ON BEHALF OF STATES, TERRITORIES AND POSSESSIONS OF THE UNITED STATES, AND THE DISTRICT OF COLUMBIA AND THEIR POLITICAL SUBDIVISIONS, AGENCIES OR INSTRUMENTALITIES, THE INTEREST ON WHICH IS EXEMPT FROM REGULAR FEDERAL INCOME TAX. The foregoing policy is a fundamental policy of both the Fund and the Portfolio, which may not be changed unless authorized by a vote of the shareholders of the Fund or the investors in the Portfolio, as the case may be.

At least 65% of the net assets of the Portfolio will normally be invested in obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody's Investors Service, Inc. ("Moody's") or BBB or higher by either Standard & Poor's Ratings Group ("S&P") or by Fitch Investors Service, Inc. ("Fitch")), or, if unrated, determined by the Investment Adviser to be of at least investment grade quality. The Portfolio may invest less than 35% of its net assets in municipal obligations rated below investment grade (but not lower than B by Moody's, S&P or Fitch) and unrated municipal obligations considered to be of comparable quality by the Investment Adviser. Municipal obligations rated Baa or BBB may have speculative characteristics. Also, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than in the case of higher rated obligations. Securities rated below BBB or Baa are commonly known as "junk bonds". The Portfolio may retain an obligation whose rating drops below B after its acquisition if such retention is considered desirable by the Investment Adviser. See "Additional Risk Considerations." For a description of municipal obligation ratings, see the Statement of Additional Information.

MUNICIPAL OBLIGATIONS. Municipal obligations include bonds, notes and commercial paper issued by a municipality for a wide variety of both public and private purposes, the interest on which is, in the opinion of bond counsel, exempt from regular federal income tax. Public purpose municipal bonds include general obligation and revenue bonds. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility. Municipal notes include bond anticipation, tax anticipation and revenue anticipation notes, which are short-term obligations that will be retired with the proceeds of an anticipated bond issue, tax revenue or facility revenue, respectively.

Interest on certain types of municipal obligations may be subject to the federal alternative minimum tax (the "AMT") for individual investors. As at September 30, 1995, the Portfolio had 24.8% of its net assets invested in such obligations. Distributions to corporate investors of certain interest income may also be subject to the AMT. The Fund may not be suitable for investors subject to the AMT.

CONCENTRATION. The Portfolio may invest 25% or more of its total assets in municipal obligations of issuers located in the same state or in municipal obligations of the same type, including without limitation the following: lease rental obligations of state and local authorities; obligations of state and local housing finance authorities, municipal utilities systems or public housing authorities; obligations of hospitals or life care facilities; or industrial development or pollution control bonds issued for electric utility systems, steel companies, paper companies or other purposes. This may make the Portfolio more susceptible to adverse economic, political, or regulatory occurrences affecting a particular category of issuers. For example, health-care related issuers are susceptible to medicaid reimbursement policies, and national and state health care legislation. As the Portfolio's concentration increases, so does the potential for fluctuation in the value of the Fund's shares.

DIVERSIFIED STATUS. The Portfolio is a "diversified" investment company under the Investment Company Act of 1940 (the "1940 Act"). This means that with respect to 75% of its total assets (1) the Portfolio may not invest more than 5% of its total assets in the securities of any one issuer (except U.S. Government obligations) and (2) the Portfolio may not own more than 10% of the outstanding voting securities of any one issuer. Since municipal obligations are not voting securities, there is no limit on the percentage of a single issuer's obligations which the Portfolio may own so long as it does not invest more than 5% of its total assets in the securities of that issuer. Consequently, the Portfolio may invest in a greater percentage of the outstanding securities of a single issuer than would an investment company which invests in voting securities. There is no diversification requirement with respect to the remaining 25% of the Portfolio's total assets, so that all of such assets may be invested in the securities of any one issuer. To the extent that the Portfolio is less diversified than that of other investment companies, it may be subject to an increased risk of loss if the issuer is unable to make interest or principal payments or if the market value of such securities declines.


OTHER INVESTMENT PRACTICES
The Portfolio may engage in the following investment practices, some of which may be considered to involve "derivative" instruments because they derive their value from another instrument, security or index. In addition, the Portfolio may temporarily borrow up to 5% of the value of its total assets to satisfy redemption requests or settle securities transactions.

WHEN-ISSUED SECURITIES. The Portfolio may purchase securities on a "when-issued" basis, which means that payment and delivery occur on a future settlement date. The price and yield of such securities are generally fixed on the date of commitment to purchase. However, the market value of the securities may fluctuate prior to delivery and upon delivery the securities may be worth more or less than the Portfolio agreed to pay for them. The Portfolio may also purchase instruments that give the Portfolio the option to purchase a municipal obligation when and if issued.

INVERSE FLOATERS. The Portfolio may invest in municipal securities whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index ("inverse floaters"). An investment in inverse floaters may involve greater risk than an investment in a fixed rate bond. Because changes in the interest rate on the other security or index inversely affect the residual interest paid on the inverse floater, the value of an inverse floater is generally more volatile than that of a fixed rate bond. Inverse floaters have interest rate adjustment formulas which generally reduce or, in the extreme, eliminate the interest paid to the Portfolio when short-term interest rates rise, and increase the interest paid to the Portfolio when short-term interest rates fall. Inverse floaters have varying degrees of liquidity, and the market for these securities is new and relatively volatile. These securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline. Shifts in long-term interest rates may, however, alter this tendency. Although volatile, inverse floaters typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities usually permit the investor to convert the floating rate to a fixed rate (normally adjusted downward), and this optional conversion feature may provide a partial hedge against rising rates if exercised at an opportune time. Inverse floaters are leveraged because they provide two or more dollars of bond market exposure for every dollar invested.

FUTURES TRANSACTIONS. The Portfolio may purchase and sell various kinds of financial futures contracts and options thereon to hedge against changes in interest rates. Futures contracts may be based on various debt securities (such as U.S. Government securities and municipal obligations) and securities indices (such as the Municipal Bond Index traded on the Chicago Board of Trade). Such transactions involve a risk of loss or depreciation due to unanticipated adverse changes in securities prices, which may exceed the Portfolio's initial investment in these contracts. The Portfolio may not purchase or sell futures contracts or related options, except for closing purchase or sale transactions, if immediately thereafter the sum of the amount of margin deposits and premiums paid on the Portfolio's outstanding positions would exceed 5% of the market value of the Portfolio's net assets. These transactions involve transaction costs. There can be no assurance that the Investment Adviser's use of futures will be advantageous to the Portfolio. Distributions by the Fund of any gains realized on the Portfolio's transactions in futures and options on futures will be taxable.

INSURED OBLIGATIONS. The Portfolio may purchase municipal bonds that are additionally secured by insurance, bank credit agreements, or escrow accounts. The credit quality of companies which provide such credit enhancements will affect the value of those securities. Although the insurance feature reduces certain financial risks, the premiums for insurance and the higher market price paid for insured obligations may reduce the Fund's current yield. Insurance generally will be obtained from insurers with a claims-paying ability rated Aaa by Moody's or AAA by S&P or Fitch. The insurance does not guarantee the market value of the insured obligations or the net asset value of the Fund's shares.


ADDITIONAL RISK CONSIDERATIONS
Many municipal obligations offering current income are in the lowest investment grade category (Baa or BBB), lower categories or may be unrated. As indicated above, the Portfolio may invest in municipal obligations rated below investment grade (but not lower than B by Moody's, S&P or Fitch) and comparable unrated obligations. See the Appendix to this Prospectus for the asset composition of the Portfolio for the fiscal year ended September 30, 1995. The lowest investment grade, lower rated and comparable unrated municipal obligations in which the Portfolio may invest will have speculative characteristics in varying degrees. While such obligations may have some quality and protective characteristics, these characteristics can be expected to be offset or outweighed by uncertainties or major risk exposures to adverse conditions. Lower rated and comparable unrated municipal obligations are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations (credit risk) and may also be subject to greater price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Lower rated or unrated municipal obligations are also more likely to react to real or perceived developments affecting market and credit risk than are more highly rated obligations, which react primarily to movements in the general level of interest rates. The Investment Adviser seeks to minimize the risks of investing in below investment grade securities through professional investment analysis and attention to current developments in interest rates and economic conditions. When the Portfolio invests in lower rated or unrated municipal obligations, the achievement of the Portfolio's goals is more dependent on the Investment Adviser's ability than would be the case if the Portfolio were investing in municipal obligations in the higher rating categories.

The Portfolio may retain defaulted obligations in its portfolio when such retention is considered desirable by the Investment Adviser. In the case of a defaulted obligation, the Portfolio may incur additional expense seeking recovery of its investment. Municipal obligations held by the Portfolio which are rated below investment grade but which, subsequent to the assignment of such rating, are backed by escrow accounts containing U.S. Government obligations may be determined by the Investment Adviser to be of investment grade quality for purposes of the Portfolio's investment policies. The Portfolio may retain in its portfolio an obligation whose rating drops below B after its acquisition, if such retention is considered desirable by the Investment Adviser; provided, however, that holdings of obligations rated below Baa or BBB will be less than 35% of net assets. In the event the rating of an obligation held by the Portfolio is downgraded, causing the Portfolio to exceed this limitation, the Investment Adviser will (in an orderly fashion within a reasonable period of time) dispose of such obligations as it deems necessary in order to comply with the Portfolio's credit quality limitations.

The net asset value of shares of the Fund will change in response to fluctuations in prevailing interest rates and changes in the value of the securities held by the Portfolio. When interest rates decline, the value of securities held by the Portfolio can be expected to rise. Conversely, when interest rates rise, the value of most portfolio security holdings can be expected to decline. Changes in the credit quality of the issuers of municipal obligations held by the Portfolio will affect the principal value of (and possibly the income earned on) such obligations. In addition, the values of such securities are affected by changes in general economic conditions and business conditions affecting the specific industries of their issuers. Changes by recognized rating services in their ratings of a security and in the ability of the issuer to make payments of principal and interest may also affect the value of the Portfolio's investments. The amount of information about the financial condition of an issuer of municipal obligations may not be as extensive as that made available by corporations whose securities are publicly traded. An investment in shares of the Fund will not constitute a complete investment program.

At times, a substantial portion of the Portfolio's assets may be invested in securities as to which the Portfolio, by itself or together with other accounts managed by the Investment Adviser and its affiliates, holds a major portion or all of such securities. Under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Portfolio could find it more difficult to sell such securities when the Investment Adviser believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. Under such circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing the Portfolio's net asset value.

The secondary market for some municipal obligations (including issues which are privately placed with the Portfolio) is less liquid than that for taxable debt obligations or other more widely traded municipal obligations. The Portfolio will not invest in illiquid securities if more than 15% of its net assets would be invested in securities that are not readily marketable. No established resale market exists for certain of the municipal obligations in which the Portfolio may invest. The market for obligations rated below investment grade is also likely to be less liquid than the market for higher rated obligations. As a result, the Portfolio may be unable to dispose of these municipal obligations at times when it would otherwise wish to do so at the prices at which they are valued.

Certain securities held by the Portfolio may permit the issuer at its option to "call," or redeem, its securities. If an issuer redeems securities held by the Portfolio during a time of declining interest rates, the Portfolio may not be able to reinvest the proceeds providing the same investment return as the securities redeemed.

Some of the securities in which the Portfolio invests may include so-called "zero-coupon" bonds, whose values are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently. Zero-coupon bonds are issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security. The Portfolio is required to accrue and distribute income from zero-coupon bonds on a current basis, even though it does not receive that income currently in cash. Thus, the Portfolio may have to sell other investments to obtain cash needed to make income distributions.

The Portfolio may invest in municipal leases, and participations in municipal leases. The obligation of the issuer to meet its obligations under such leases is often subject to the appropriation by the appropriate legislative body, on an annual or other basis, of funds for the payment of the obligations. Investments in municipal leases are thus subject to the risk that the legislative body will not make the necessary appropriation and the issuer will not otherwise be willing or able to meet its obligation.

  THE FUND AND PORTFOLIO HAVE ADOPTED CERTAIN FUNDAMENTAL INVESTMENT RESTRICTIONS WHICH ARE ENUMERATED IN DETAIL IN THE STATEMENT OF ADDITIONAL INFORMATION AND WHICH MAY NOT BE CHANGED UNLESS AUTHORIZED BY A SHAREHOLDER VOTE AND AN INVESTOR VOTE, RESPECTIVELY. EXCEPT FOR SUCH ENUMERATED RESTRICTIONS AND AS OTHERWISE INDICATED IN THIS PROSPECTUS, THE INVESTMENT OBJECTIVE AND POLICIES OF THE FUND AND PORTFOLIO ARE NOT FUNDAMENTAL POLICIES AND ACCORDINGLY MAY BE CHANGED BY THE TRUSTEES OF THE TRUST AND THE PORTFOLIO WITHOUT OBTAINING THE APPROVAL OF THE FUND'S SHAREHOLDERS OR THE INVESTORS IN THE PORTFOLIO, AS THE CASE MAY BE. IF ANY CHANGES WERE MADE IN THE FUND'S INVESTMENT OBJECTIVE, THE FUND MIGHT HAVE INVESTMENT OBJECTIVES DIFFERENT FROM THE OBJECTIVE WHICH AN INVESTOR CONSIDERED APPROPRIATE AT THE TIME THE INVESTOR BECAME A SHAREHOLDER IN THE FUND.

ORGANIZATION OF THE FUND AND THE PORTFOLIO
------------------------------------------------------------------------------
THE FUND IS A SERIES OF EATON VANCE MUNICIPALS TRUST (THE "TRUST"), A BUSINESS TRUST ESTABLISHED UNDER MASSACHUSETTS LAW PURSUANT TO A DECLARATION OF TRUST DATED SEPTEMBER 30, 1985, AS AMENDED AND RESTATED. THE TRUST IS A MUTUAL FUND -- AN OPEN-END MANAGEMENT INVESTMENT COMPANY. The Trustees of the Trust are responsible for the overall management and supervision of its affairs. The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series and because the Trust can offer separate series (such as the Fund) it is known as a "series company." Each share represents an equal proportionate beneficial interest in the Fund. When issued and outstanding, the shares are fully paid and nonassessable by the Trust and redeemable as described under "How to Redeem Fund Shares." Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of the Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

THE PORTFOLIO IS ORGANIZED AS A TRUST UNDER THE LAWS OF THE STATE OF NEW YORK AND INTENDS TO BE TREATED AS A PARTNERSHIP FOR FEDERAL TAX PURPOSES. The Portfolio, as well as the Trust, intends to comply with all applicable federal and state securities laws. The Portfolio's Declaration of Trust provides that the Fund and other entities investing in the Portfolio (e.g., other U.S. and foreign investment companies, and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and the Portfolio itself is unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of the Fund investing in the Portfolio.

SPECIAL INFORMATION ON THE FUND/PORTFOLIO INVESTMENT STRUCTURE. An investor in the Fund should be aware that the Fund, unlike mutual funds which directly acquire and manage their own portfolios of securities, seeks to achieve its investment objective by investing its assets in an interest in the Portfolio (although the Fund may temporarily hold a de minimus amount of cash), which is a separate investment company with an identical investment objective. Therefore, the Fund's interest in securities owned by the Portfolio is indirect. In addition to selling an interest to the Fund, the Portfolio may sell interests to other affiliated and non-affiliated mutual funds or institutional investors. Such investors will invest in the Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. However, the other investors investing in the Portfolio are not required to sell their shares at the same public offering price as the Fund due to variations in sales commissions and other operating expenses. Therefore, investors in the Fund should be aware that these differences may result in differences in returns experienced by investors in the various funds that invest in the Portfolio. Such differences in returns are also present in other mutual fund structures, including funds that have multiple classes of shares. For information regarding the investment objective, policies and restrictions of the Portfolio, see "The Fund's Investment Objective" and "How the Fund and the Portfolio Invest their Assets." Further information regarding investment practices may be found in the Statement of Additional Information.


The Trustees of the Trust have considered the advantages and disadvantages of investing the assets of the Fund in the Portfolio, as well as the advantages and disadvantages of the two-tier format. The Trustees believe that the structure offers opportunities for substantial growth in the assets of the Portfolio, and affords the potential for economies of scale for the Fund, at least when the assets of the Portfolio exceed $500 million.


The Fund may withdraw (completely redeem) all its assets from the Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interest of the Fund to do so. The investment objective and the nonfundamental investment policies of the Fund and the Portfolio may be changed by the Trustees of the Trust and the Portfolio without obtaining the approval of the shareholders of the Fund or the investors in the Portfolio, as the case may be. Any such change of the investment objective of the Fund or the Portfolio will be preceded by thirty days' advance written notice to the shareholders of the Fund or the investors in the Portfolio, as the case may be. If a shareholder redeems shares because of a change in the nonfundamental objective or policies of the Fund, those shares may be subject to a contingent deferred sales charge, as described in "How to Redeem Fund Shares." In the event the Fund withdraws all of its assets from the Portfolio, or the Board of Trustees of the Trust determines that the investment objective of the Portfolio is no longer consistent with the investment objective of the Fund, the Board of Trustees of the Trust would consider what action might be taken, including investing the assets of the Fund in another pooled investment entity or retaining an investment adviser to manage the Fund's assets in accordance with its investment objective. The Fund's investment performance may be affected by a withdrawal of all its assets from the Portfolio.

Information regarding other pooled investment entities or funds which invest in the Portfolio may be obtained by contacting Eaton Vance Distributors, Inc. (the "Principal Underwriter" or "EVD"), 24 Federal Street, Boston, MA 02110 (617) 482-8260. Smaller investors in the Portfolio may be adversely affected by the actions of a larger investor in the Portfolio. For example, if a large investor withdraws from the Portfolio, the remaining investors may experience higher pro rata operating expenses, thereby producing lower returns. Additionally, the Portfolio may become less diverse, resulting in increased portfolio risk, and experience decreasing economies of scale. However, this possibility exists as well for historically structured funds which have large or institutional investors.

Until 1992, the Administrator sponsored and advised historically structured funds. Funds which invest all their assets in interests in a separate investment company are a relatively new development in the mutual fund industry and, therefore, the Fund may be subject to additional regulations than historically structured funds.

The Declaration of Trust of the Portfolio provides that the Portfolio will terminate 120 days after the complete withdrawal of the Fund or any other investor in the Portfolio, unless either the remaining investors, by unanimous vote at a meeting of such investors, or a majority of the Trustees of the Portfolio, by written instrument consented to by all investors, agree to continue the business of the Portfolio. This provision is consistent with treatment of the Portfolio as a partnership for federal income tax purposes. See "Distributions and Taxes" for further information. Whenever the Fund as an investor in the Portfolio is requested to vote on matters pertaining to the Portfolio (other than the termination of the Portfolio's business, which may be determined by the Trustees of the Portfolio without investor approval), the Fund will hold a meeting of Fund shareholders and will vote its interest in the Portfolio for or against such matters proportionately to the instructions to vote for or against such matters received from Fund shareholders. The Fund shall vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. Other investors in the Portfolio may alone or collectively acquire sufficient voting interests in the Portfolio to control matters relating to the operation of the Portfolio, which may require the Fund to withdraw its investment in the Portfolio or take other appropriate action. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

The Trustees of the Trust, including a majority of the noninterested Trustees, have approved written procedures designed to identify and address any potential conflicts of interest arising from the fact that the Trustees of the Trust and the Trustees of the Portfolio are the same. Such procedures require each Board to take actions to resolve any conflict of interest between the Fund and the Portfolio, and it is possible that the creation of separate Boards may be considered. For further information concerning the Tustees and officers of the Trust and the Portfolio, see the Statement of Additional Information.


MANAGEMENT OF THE FUND AND THE PORTFOLIO
------------------------------------------------------------------------------

THE PORTFOLIO ENGAGES BOSTON MANAGEMENT AND RESEARCH ("BMR"), A WHOLLY-OWNED SUBSIDIARY OF EATON VANCE MANAGEMENT ("EATON VANCE"), AS ITS INVESTMENT ADVISER. EATON VANCE, ITS AFFILIATES AND ITS PREDECESSOR COMPANIES HAVE BEEN MANAGING ASSETS OF INDIVIDUALS AND INSTITUTIONS SINCE 1924 AND MANAGING INVESTMENT COMPANIES SINCE 1931.


Acting under the general supervision of the Board of Trustees of the Portfolio, BMR manages the Portfolio's investments and affairs and furnishes for the use of the Portfolio office space and all necessary office facilities, equipment and personnel for servicing the investments of the Portfolio. Under its investment advisory agreement with the Portfolio, BMR receives a monthly advisory fee equal to the aggregate of


(a) a daily asset based fee computed by applying the annual asset rate applicable to that portion of the total daily net assets in each Category as indicated below, plus

(b) a daily income based fee computed by applying the daily income rate applicable to that portion of the total daily gross income (which portion shall bear the same relationship to the total daily gross income on such day as that portion of the total daily net assets in the same Category bears to the total daily net assets on such day) in each Category as indicated below:

                                                                              ANNUAL             DAILY
  CATEGORY           DAILY NET ASSETS                                         ASSET RATE         INCOME RATE
  ------------------------------------------------------------------------------------------------------------
  1                  up to $500 million                                       0.300%             3.00%
  2                  $500 million but less than $1 billion                    0.275%             2.75%
  3                  $1 billion but less than $1.5 billion                    0.250%             2.50%
  4                  $1.5 billion but less than $2 billion                    0.225%             2.25%
  5                  $2 billion but less than $3 billion                      0.200%             2.00%
  6                  $3 billion and over                                      0.175%             1.75%


As at September 30, 1995, the Portfolio had net assets of $2,260,646,363. For the fiscal year ended September 30, 1995, the Portfolio paid BMR advisory fees equivalent to 0.45% of the Portfolio's average net assets for such year.

BMR OR EATON VANCE ACTS AS INVESTMENT ADVISER TO INVESTMENT COMPANIES AND VARIOUS INDIVIDUAL AND INSTITUTIONAL CLIENTS WITH ASSETS UNDER MANAGEMENT OF APPROXIMATELY $16 BILLION. Eaton Vance is a wholly-owned subsidiary of Eaton Vance Corp., a publicly-held holding company. Eaton Vance Corp., through its subsidiaries and affiliates, engages in investment management and marketing activities, oil and gas operations, real estate investment, consulting and management, and development of precious metals properties.

Thomas M. Metzold has acted as the portfolio manager of the Portfolio since December 17, 1993. He has been a Vice President of Eaton Vance since 1991 and of BMR since 1992, and an employee of Eaton Vance since 1987.


Municipal obligations are normally traded on a net basis (without commission) through broker-dealers and banks acting for their own account. Such firms attempt to profit from such transactions by buying at the bid price and selling at the higher asked price of the market, and the difference is customarily referred to as the spread. In selecting firms which will execute portfolio transactions BMR judges their professional ability and quality of service and uses its best efforts to obtain execution at prices which are advantageous to the Portfolio and at reasonably competitive spreads. Subject to the foregoing, BMR may consider sales of shares of the Fund or of other investment companies sponsored by BMR or Eaton Vance as a factor in the selection of firms to execute portfolio transactions.


The Trust has retained the services of Eaton Vance to act as administrator of the Fund. The Trust has not retained the services of an investment adviser since the Trust seeks to achieve the investment objective of the Fund by investing its assets in the Portfolio. As Administrator, Eaton Vance provides the Fund with general office facilities and supervises the overall administration of the Fund. For these services Eaton Vance currently receives no compensation. The Trustees of the Trust may determine, in the future, to compensate Eaton Vance for such services.

The Portfolio and the Fund, as the case may be, will each be responsible for all respective costs and expenses not expressly stated to be payable by BMR under the investment advisory agreement, by Eaton Vance under the administrative services agreement, or by EVD under the distribution agreement.

DISTRIBUTION PLAN
--------------------------------------------------------------------------------
THE FUND FINANCES DISTRIBUTION ACTIVITIES AND HAS ADOPTED A DISTRIBUTION PLAN (THE "PLAN") PURSUANT TO RULE 12B-1 UNDER THE 1940 ACT. Rule 12b-1 permits a mutual fund, such as the Fund, to finance distribution activities and bear expenses associated with the distribution of its shares provided that any payments made by the Fund are made pursuant to a written plan adopted in accordance with the Rule. The Plan is subject to, and complies with, the sales charge rule of the National Association of Securities Dealers, Inc. (the "NASD Rule"). The Plan is described further in the Statement of Additional Information, and the following is a description of the salient features of the Plan. The Plan provides that the Fund, subject to the NASD Rule, will pay sales commissions and distribution fees to the Principal Underwriter only after and as a result of the sale of shares of the Fund. On each sale of Fund shares (excluding reinvestment of distributions) the Fund will pay the Principal Underwriter amounts representing (i) sales commissions equal to 6.25% of the amount received by the Fund for each share sold and (ii) distribution fees calculated by applying the rate of 1% over the prime rate then reported in The Wall Street Journal to the outstanding balance of Uncovered Distribution Charges (as described below) of the Principal Underwriter. On sales of shares made prior to January 30, 1995, the Principal Underwriter currently pays monthly sales commissions to a financial service firm (an "Authorized Firm") in amounts anticipated to be equivalent to .75%, annualized, of the assets maintained in the Fund by the customers of such Firm. On sales of shares made on January 30, 1995 and thereafter, the Principal Underwriter currently expects to pay to an Authorized Firm (a) sales commissions (except on exchange transactions and reinvestments) at the time of sale equal to .75% of the purchase price of the shares sold by such Firm and (b) monthly sales commissions approximately equivalent to 1/12 of .75% of the value of shares sold by such Firm and remaining outstanding for at least one year. The Plan is designed to permit an investor to purchase Fund shares through an Authorized Firm without incurring an initial sales charge and at the same time permit the Principal Underwriter to compensate Authorized Firms in connection with the sale of Fund shares.

THE NASD RULE REQUIRES THE FUND TO LIMIT ITS ANNUAL PAYMENTS OF SALES COMMISSIONS AND DISTRIBUTION FEES TO AN AMOUNT NOT EXCEEDING .75% OF THE FUND'S AVERAGE DAILY NET ASSETS FOR EACH FISCAL YEAR. Under its Plan, the Fund accrues daily an amount at the rate of 1/365 of .75% of its net assets, and pays such accrued amounts monthly to the Principal Underwriter. The Plan requires such accruals to be automatically discontinued during any period in which there are no outstanding Uncovered Distribution Charges under the Plan. Uncovered Distribution Charges are calculated daily and, briefly, are equivalent to all unpaid sales commissions and distribution fees to which the Principal Underwriter is entitled under the Plan less all contingent deferred sales charges theretofore paid to the Principal Underwriter. The Eaton Vance organization may be considered to have realized a profit under the Plan if at any point in time the aggregate amounts of all payments received by the Principal Underwriter pursuant to the Plan, including any contingent deferred sales charges, have exceeded the total expenses theretofore incurred by such organization in distributing shares of the Fund. Total expenses for this purpose will include an allocable portion of the overhead costs of such organization and its branch offices.

Because of the NASD Rule limitation on the amount of sales commissions and distribution fees paid during any fiscal year, a high level of sales of Fund shares during the initial years of the Fund's operations would cause a large portion of the sales commission attributable to a sale of Fund shares to be accrued and paid by the Fund to the Principal Underwriter in fiscal years subsequent to the year in which such shares were sold. This spreading of sales commissions payments under the Plan over an extended period would result in the incurrence and payment of increased distribution fees under the Plan.

For the fiscal year ended September 30, 1995, the Fund paid sales commissions under the Plan to the Principal Underwriter equivalent to 0.75% of the Fund's average daily net assets for such year. As at September 30, 1995, the outstanding Uncovered Distribution Charges of the Principal Underwriter calculated under the Plan amounted to approximately $4,059,000 (which amount was equivalent to 9.8% of the Fund's net assets on such day).

THE PLAN ALSO AUTHORIZES THE FUND TO MAKE PAYMENTS OF SERVICE FEES TO THE PRINCIPAL UNDERWRITER, AUTHORIZED FIRMS AND OTHER PERSONS IN AMOUNTS NOT EXCEEDING .25% OF THE FUND'S AVERAGE DAILY NET ASSETS FOR EACH FISCAL YEAR. The Trustees of the Trust have initially implemented the Plan by authorizing the Fund to make monthly service fee payments to the Principal Underwriter in amounts not expected to exceed .25% of the Fund's average daily net assets for any fiscal year. The Fund accrues the service fee daily at the rate of 1/365 of
 .25% of the Fund's net assets. On sales of shares made prior to January 30, 1995, the Principal Underwriter currently makes monthly service fee payments to an Authorized Firm in amounts anticipated to be equivalent to .25%, annualized, of the assets maintained in the Fund by the customers of such Firm. On sales of shares made on January 30, 1995 and thereafter, the Principal Underwriter currently expects to pay to an Authorized Firm (a) a service fee (except on exchange transactions and reinvestments) at the time of sale equal to .25% of the purchase price of the shares sold by such Firm, and (b) monthly service fees approximately equivalent to 1/12 of .25% of the value of shares sold by such Firm and remaining outstanding for at least one year. During the first year after a purchase of Fund shares, the Principal Underwriter will retain the service fee as reimbursement for the service fee payment made to the Authorized Firm at the time of sale. As permitted by the NASD Rule, all service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to the Principal Underwriter, and as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of the Principal Underwriter. For the fiscal year ended September 30, 1995, the Fund paid or accrued service fees under the Plan equivalent to 0.25% (annualized) of the Fund's average daily net assets for such year.

The Principal Underwriter may, from time to time, at its own expense, provide additional incentives to Authorized Firms which employ registered representatives who sell the Fund's shares and/or shares of other funds distributed by the Principal Underwriter. In some instances, such additional incentives may be offered only to certain Authorized Firms whose representatives sell or are expected to sell significant amounts of shares. In addition, the Principal Underwriter may from time to time increase or decrease the sales commissions payable to Authorized Firms.

The Fund may, in its absolute discretion, suspend, discontinue or limit the offering of its shares at any time. In determining whether any such action should be taken, the Fund's management intends to consider all relevant factors, including without limitation the size of the Fund, the investment climate and market conditions, the volume of sales and redemptions of Fund shares, and the amount of Uncovered Distribution Charges of the Principal Underwriter. The Plan may continue in effect and payments may be made under the Plan following any such suspension, discontinuance or limitation of the offering of Fund shares; however, the Fund is not contractually obligated to continue the Plan for any particular period of time. Suspension of the offering of Fund shares would not, of course, affect a shareholder's ability to redeem shares.

VALUING FUND SHARES
------------------------------------------------------------------------------
THE FUND VALUES ITS SHARES ONCE ON EACH DAY THE NEW YORK STOCK EXCHANGE (THE "EXCHANGE") IS OPEN FOR TRADING, as of the close of regular trading on the Exchange (normally 4:00 p.m. New York time). The Fund's net asset value per share is determined by its custodian, Investors Bank & Trust Company ("IBT"), (as agent for the Fund) in the manner authorized by the Trustees of the Trust. Net asset value is computed by dividing the value of the Fund's total assets, less its liabilities, by the number of shares outstanding. Because the Fund invests its assets in an interest in the Portfolio, the Fund's net asset value will reflect the value of its interest in the Portfolio (which, in turn, reflects the underlying value of the Portfolio's assets and liabilities).

Authorized Firms must communicate an investor's order to the Principal Underwriter prior to the close of the Principal Underwriter's business day to receive that day's net asset value per Fund share. It is the Authorized Firms' responsibility to transmit orders promptly to the Principal Underwriter, which is a wholly-owned subsidiary of Eaton Vance.

The Portfolio's net asset value is also determined as of the close of regular trading on the Exchange by IBT (as custodian and agent for the Portfolio) in the manner authorized by the Trustees of the Portfolio. Net asset value is computed by subtracting the liabilities of the Portfolio from the value of its total assets. For further information regarding the valuation of the Portfolio's assets, see "Determination of Net Asset Value" in the Statement of Additional Information.

  SHAREHOLDERS MAY DETERMINE THE VALUE OF THEIR INVESTMENT BY MULTIPLYING THE NUMBER OF FUND SHARES OWNED BY THE CURRENT NET ASSET VALUE PER SHARE.


HOW TO BUY FUND SHARES
------------------------------------------------------------------------------
SHARES OF THE FUND MAY BE PURCHASED FOR CASH OR MAY BE ACQUIRED IN EXCHANGE FOR SECURITIES. Investors may purchase shares of the Fund through Authorized Firms at the net asset value per share of the Fund next determined after an order is effective. The Fund may suspend the offering of shares at any time and may refuse an order for the purchase of shares. An Authorized Firm may charge its customers a fee in connection with transactions executed by that Firm.

An initial investment in the Fund must be at least $1,000. Once an account has been established the investor may send investments of $50 or more at any time directly to the Fund's transfer agent (the "Transfer Agent") as follows: First Data Investor Services Group, BOS725, P.O. Box 1559, Boston, MA 02104. The $1,000 minimum initial investment is waived for Bank Automated Investing accounts, which may be established with an investment of $50 or more. See "Eaton Vance Shareholder Services."

ACQUIRING FUND SHARES IN EXCHANGE FOR SECURITIES. IBT, as escrow agent, will receive securities acceptable to Eaton Vance, as Administrator, in exchange for Fund shares at their net asset value as determined above. The minimum value of securities (or securities and cash) accepted for deposit is $5,000. Securities accepted will be sold on the day of their receipt or as soon thereafter as possible. The number of Fund shares to be issued in exchange for securities will be the aggregate proceeds from the sale of such securities, divided by the applicable net asset value per Fund share on the day such proceeds are received. Eaton Vance will use reasonable efforts to obtain the then current price for such securities but does not guarantee the best available. Eaton Vance will absorb any transaction costs, such as commissions, on the sale of the securities.

Securities determined to be acceptable should be transferred via book entry or physically delivered, in proper form for transfer, through an Authorized Firm, together with a completed and signed Letter of Transmittal in approved form (available from Authorized Firms), as follows:

    IN THE CASE OF BOOK ENTRY:


    Deliver through Depository Trust Co.
    Broker #2212
    Investors Bank & Trust Company
    For A/C EV Classic National Municipals Fund


    IN THE CASE OF PHYSICAL DELIVERY:


    Investors Bank & Trust Company
    Attention: EV Classic National Municipals Fund
    Physical Securities Processing Settlement Area
    89 South Street
    Boston, MA 02111

Investors who are contemplating an exchange of securities for shares of the Fund, or their representatives, must contact Eaton Vance to determine whether the securities are acceptable before forwarding such securities to IBT. Eaton Vance reserves the right to reject any securities. Exchanging securities for Fund shares may create a taxable gain or loss. Each investor should consult his or her tax adviser with respect to the particular federal, state and local tax consequences of exchanging securities for Fund shares.


  IF YOU DON'T HAVE AN AUTHORIZED FIRM, EATON VANCE CAN RECOMMEND ONE.


HOW TO REDEEM FUND SHARES
------------------------------------------------------------------------------
A SHAREHOLDER MAY REDEEM FUND SHARES BY DELIVERING TO FIRST DATA INVESTOR SERVICES GROUP, BOS725, P.O. BOX 1559, BOSTON, MASSACHUSETTS 02104, during its business hours a written request for redemption in good order, plus any share certificates with executed stock powers. The redemption price will be based on the net asset value per Fund share next computed after such delivery. Good order means that all relevant documents must be endorsed by the record owner(s) exactly as the shares are registered and the signature(s) must be guaranteed by a member of either the Securities Transfer Association's STAMP program or the New York Stock Exchange's Medallion Signature Program, or certain banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations as required by a regulation of the Securities and Exchange Commission (the "Commission") and acceptable to First Data Investor Services Group. In addition, in some cases, good order may require the furnishing of additional documents such as where shares are registered in the name of a corporation, partnership or fiduciary.

Within seven days after receipt of a redemption request in good order by First Data Investor Services Group, the Fund will make payment in cash for the net asset value of the shares as of the date determined above, reduced by the amount of any applicable contingent deferred sales charge (described below) and any federal income tax required to be withheld. Although the Fund normally expects to make payment in cash for redeemed shares, the Trust, subject to compliance with applicable regulations, has reserved the right to pay the redemption price of shares of the Fund, either totally or partially, by a distribution in kind of readily marketable securities withdrawn by the Fund from the Portfolio. The securities so distributed would be valued pursuant to the Portfolio's valuation procedures. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.


To sell shares at their net asset value through an Authorized Firm (a repurchase), a shareholder can place a repurchase order with the Authorized Firm, which may charge a fee. The value of those shares is based upon the net asset value calculated after EVD, as the Fund's agent, receives the order. It is the Authorized Firm's responsibility to transmit promptly repurchase orders to EVD. Throughout this Prospectus, the word "redemption" is generally meant to include a repurchase.


If shares were recently purchased, the proceeds of redemption (or repurchase) will not be sent until the check (including a certified or cashier's check) received for the shares purchased has cleared. Payment for shares tendered for redemption may be delayed up to 15 days from the purchase date when the purchase check has not yet cleared. Redemptions or repurchases may result in a taxable gain or loss.

Due to the high cost of maintaining small accounts, the Fund reserves the right to redeem accounts with balances of less than $1,000. Prior to such a redemption, shareholders will be given 60 days' written notice to make an additional purchase. Thus, an investor making an initial investment of $1,000 would not be able to redeem shares without being subject to this policy. However, no such redemption would be required by the Fund if the cause of the low account balance was a reduction in the net asset value of Fund shares. No contingent deferred sales charge will be imposed with respect to such involuntary redemptions.

CONTINGENT DEFERRED SALES CHARGE. Shares purchased on or after January 30, 1995 and redeemed within the first year of their purchase (except shares acquired through the reinvestment of distributions) generally will be subject to a contingent deferred sales charge equal to 1% of the net asset value of redeemed shares. This contingent deferred sales charge is imposed on any redemption the amount of which exceeds the aggregate value at the time of redemption of (a) all shares in the account purchased more than one year prior to the redemption, (b) all shares in the account acquired through reinvestment of distributions, and
(c) the increase, if any, of value in the other shares in the account (namely those purchased within the year preceding the redemption) over the purchase price of such shares. Redemptions are processed in a manner to maximize the amount of redemption proceeds which will not be subject to a contingent deferred sales charge; i.e., each redemption will be assumed to have been made first from the exempt amounts referred to in clauses (a), (b) and (c) above, and second through liquidation of those shares in the account referred to in clause (c) on a first-in-first-out basis.

In calculating the contingent deferred sales charge upon the redemption of Fund shares acquired in an exchange for shares of a fund currently listed under "The Eaton Vance Exchange Privilege," the purchase of Fund shares acquired in the exchange is deemed to have occurred at the time of the original purchase of exchanged shares.

No contingent deferred sales charge will be imposed on Fund shares which have been sold to Eaton Vance or its affiliates, or to their respective employees or clients. The contingent deferred sales charge will also be waived for shares redeemed (1) pursuant to a Withdrawal Plan (see "Eaton Vance Shareholder Services"), (2) as part of a distribution from a retirement plan qualified under
Section 401, 403(b) or 457 of the Internal Revenue Code, as amended (the "Code") or (3) as part of a minimum required distribution from other tax-sheltered retirement plans. The contingent deferred sales charge will be paid to the Principal Underwriter or the Fund. When paid to the Principal Underwriter it will reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plan. See "Distribution Plan."

REPORTS TO SHAREHOLDERS
------------------------------------------------------------------------------
THE FUND WILL ISSUE TO ITS SHAREHOLDERS SEMI-ANNUAL AND ANNUAL REPORTS CONTAINING FINANCIAL STATEMENTS. Financial statements included in annual reports are audited by the Fund's independent certified public accountants. Shortly after the end of each calendar year, the Fund will furnish all shareholders with information necessary for preparing federal and state income tax returns.

THE LIFETIME INVESTING ACCOUNT/DISTRIBUTION OPTIONS
------------------------------------------------------------------------------
AFTER AN INVESTOR MAKES AN INITIAL PURCHASE OF FUND SHARES, THE FUND'S TRANSFER AGENT, FIRST DATA INVESTOR SERVICES GROUP, WILL SET UP A LIFETIME INVESTING ACCOUNT FOR THE INVESTOR ON THE FUND'S RECORDS. This account is a complete record of all transactions between the investor and the Fund which at all times shows the balance of shares owned. The Fund will not issue share certificates except upon request.

At least quarterly, the shareholder will receive a statement showing complete details of any transaction and the current share balance in the account. THE LIFETIME INVESTING ACCOUNT ALSO PERMITS A SHAREHOLDER TO MAKE ADDITIONAL INVESTMENTS BY SENDING A CHECK FOR $50 OR MORE to First Data Investor Services Group.

Any questions concerning a shareholder's account or services available may be directed by telephone to EATON VANCE SHAREHOLDER SERVICES at 800-225-6265, extension 2, or in writing to First Data Investor Services Group, BOS725, P.O. Box 1559, Boston, MA 02104 (please provide the name of the shareholder, the Fund and the account number).

THE FOLLOWING DISTRIBUTION OPTIONS WILL BE AVAILABLE TO ALL LIFETIME INVESTING ACCOUNTS and may be changed as often as desired by written notice to the Fund's dividend disbursing agent, First Data Investor Services Group, BOS725, P.O. Box 1559, Boston, MA 02104. The currently effective option will appear on each account statement.

Share Option -- Dividends and capital gains will be reinvested in additional shares.


Income Option -- Dividends will be paid in cash, and capital gains will be reinvested in additional shares.


Cash Option -- Dividends and capital gains will be paid in cash.


The Share Option will be assigned if no other option is specified. Distributions, including those reinvested, will be reduced by any withholding required under the federal income tax laws.

If the Income Option or Cash Option has been selected, dividend and/or capital gains distribution checks which are returned by the United States Postal Service as not deliverable or which remain uncashed for six months or more will be reinvested in the account in shares at the then current net asset value. Furthermore, the distribution option on the account will be automatically changed to the Share Option until such time as the shareholder selects a different option.


DISTRIBUTION INVESTMENT OPTION. In addition to the distribution options set forth above, dividends and/or capital gains may be invested in additional shares of another Eaton Vance fund. Before selecting this option, a shareholder should obtain a prospectus of the other Eaton Vance fund and consider its objectives and policies carefully.


"STREET NAME" ACCOUNTS. If shares of the Fund are held in a "street name" account with an Authorized Firm, all recordkeeping, transaction processing and payments of distributions relating to the beneficial owner's account will be performed by the Authorized Firm, and not by the Fund and its Transfer Agent. Since the Fund will have no record of the beneficial owner's transactions, a beneficial owner should contact the Authorized Firm to purchase, redeem or exchange shares, to make changes in or give instructions concerning the account, or to obtain information about the account. The transfer of shares in a "street name" account to an account with another dealer or to an account directly with the Fund involves special procedures and will require the beneficial owner to obtain historical purchase information about the shares in the account from the Authorized Firm. Before establishing a "street name" account with an investment firm, or transferring the account to another investment firm, an investor wishing to reinvest distributions should determine whether the firm which will hold the shares allows reinvestment of distributions in "street name" accounts.

THE EATON VANCE EXCHANGE PRIVILEGE
------------------------------------------------------------------------------
Shares of the Fund currently may be exchanged for shares of one or more other funds in the Eaton Vance Classic Group of Funds or Eaton Vance Money Market Fund, which are distributed with a contingent deferred sales charge, on the basis of the net asset value per share of each fund at the time of the exchange, provided that such offer is available only in states where shares of the fund being acquired may be legally sold.

Each exchange must involve shares which have a net asset value of at least $1,000. The exchange privilege may be changed or discontinued without penalty. Shareholders will be given sixty (60) days' notice prior to any termination or material amendment of the exchange privilege. The Fund does not permit the exchange privilege to be used for "Market Timing" and may terminate the exchange privilege for any shareholder account engaged in Market Timing activity. Any shareholder account for which more than two round-trip exchanges are made within any twelve month period will be deemed to be engaged in Market Timing. Furthermore, a group of unrelated accounts for which exchanges are entered contemporaneously by a financial intermediary will be considered to be engaged in Market Timing.

First Data Investor Services Group makes exchanges at the next determined net asset value after receiving an exchange request in good order (see "How to Redeem Fund Shares"). Consult First Data Investor Services Group for additional information concerning the exchange privilege. Applications and prospectuses of other funds are available from Authorized Firms or the Principal Underwriter. The prospectus for each fund describes its investment objectives and policies, and shareholders should obtain a prospectus and consider these objectives and policies carefully before requesting an exchange.

No contingent deferred sales charge is imposed on exchanges. For purposes of calculating the contingent deferred sales charge upon the redemption of Fund shares acquired in an exchange, the purchase of shares acquired in one or more exchanges is deemed to have occurred at the time of the original purchase of the exchanged shares.

Shares of other funds in the Eaton Vance Classic Group of Funds (and shares of Eaton Vance Money Market Fund acquired as a result of an exchange from an EV Classic fund) may be exchanged for Fund shares on the basis of the net asset value per share of each fund at the time of exchange, but subject to any restrictions or qualifications set forth in a current prospectus of any such fund.

Telephone exchanges are accepted by First Data Investor Services Group provided the investor has not disclaimed in writing the use of the privilege. To effect such exchanges, call First Data Investor Services Group at 800-262- 1122 or, within Massachusetts, 617-573-9403, Monday through Friday, 9:00 a.m. to 4:00 p.m. (Eastern Standard Time). Shares acquired by telephone exchange must be registered in the same name(s) and with the same address as the shares being exchanged. Neither the Fund, the Principal Underwriter nor First Data Investor Services Group will be responsible for the authenticity of exchange instructions received by telephone, provided that reasonable procedures to confirm that instructions communicated are genuine have been followed. Telephone instructions will be tape recorded. In times of drastic economic or market changes, a telephone exchange may be difficult to implement. An exchange may result in a taxable gain or loss.


EATON VANCE SHAREHOLDER SERVICES
------------------------------------------------------------------------------
THE FUND OFFERS THE FOLLOWING SERVICES WHICH ARE VOLUNTARY, INVOLVE NO EXTRA CHARGE, AND MAY BE CHANGED OR DISCONTINUED WITHOUT PENALTY AT ANY TIME. Full information on each of the services described below and an application, where required, are available from Authorized Firms or the Principal Underwriter. The cost of administering such services for the benefit of shareholders who participate in them is borne by the Fund as an expense to all shareholders.


INVEST-BY-MAIL -- FOR PERIODIC SHARE ACCUMULATION: Once the $1,000 minimum investment has been made, checks of $50 or more payable to the order of EV Classic National Municipals Fund may be mailed directly to First Data Investor Services Group, BOS725, P.O. Box 1559, Boston, MA 02104 at any time -- whether or not distributions are reinvested. The name of the shareholder, the Fund and the account number should accompany each investment.

BANK AUTOMATED INVESTING -- FOR REGULAR SHARE ACCUMULATION: Cash investments of $50 or more may be made automatically each month or quarter from a shareholder's bank account. The $1,000 minimum initial investment and small account redemption policy are waived for these accounts.

WITHDRAWAL PLAN: A shareholder may draw on shareholdings systematically with monthly or quarterly checks in an aggregate amount that does not exceed annually 12% of the account balance at the time the plan is established. Such amount will not be subject to a contingent deferred sales charge. See "How to Redeem Fund Shares." A minimum deposit of $5,000 in shares is required.

REINVESTMENT PRIVILEGE: A SHAREHOLDER WHO HAS REPURCHASED OR REDEEMED SHARES MAY REINVEST, WITH CREDIT FOR ANY CONTINGENT DEFERRED SALES CHARGES PAID ON THE REPURCHASED OR REDEEMED SHARES, ANY PORTION OR ALL OF THE REPURCHASE OR REDEMPTION PROCEEDS (PLUS THAT AMOUNT NECESSARY TO ACQUIRE A FRACTIONAL SHARE TO ROUND OFF THE PURCHASE TO THE NEAREST FULL SHARE) IN SHARES OF THE FUND, provided that the reinvestment is effected within 60 days after such repurchase or redemption and the privilege has not been used more than once in the prior 12 months. Shares are sold to a reinvesting shareholder at the next determined net asset value following timely receipt of a written purchase order by the Principal Underwriter or by the Fund (or by the Fund's Transfer Agent). To the extent that any shares of the Fund are sold at a loss and the proceeds are reinvested in shares of the Fund (or other shares of the Fund are acquired within the period beginning 30 days before and ending 30 days after the date of redemption) some or all of the loss generally will not be allowed as a tax deduction. Shareholders should consult their tax advisers concerning the tax consequences of reinvestments.



DISTRIBUTIONS AND TAXES
------------------------------------------------------------------------------
SUBSTANTIALLY ALL OF THE INVESTMENT INCOME ALLOCATED TO THE FUND BY THE PORTFOLIO, LESS THE FUND'S DIRECT AND ALLOCATED EXPENSES, WILL BE DECLARED DAILY AS A DISTRIBUTION TO FUND SHAREHOLDERS OF RECORD AT THE TIME OF DECLARATION. Such distributions, whether taken in cash or reinvested in additional shares, will ordinarily be paid monthly on the twenty-second day of each month or the next business day thereafter. The Fund anticipates that for tax purposes, the entire distribution, whether paid in cash or additional shares of the Fund, will constitute tax-exempt income to shareholders, except for the proportionate part of the distribution that may be considered taxable income if the Fund has taxable income during the calendar year. Shareholders reinvesting the monthly distribution should treat the amount of the entire distribution as the tax cost basis of the additional shares acquired by reason of such reinvestment. Daily distribution crediting will commence on the day that collected funds for the purchase of Fund shares are available at the Transfer Agent. Shareholders will receive timely federal income tax information as to the tax-exempt or taxable status of all distributions made by the Fund during the calendar year. The Fund's net realized capital gains, if any, consist of the net realized capital gains allocated to the Fund by the Portfolio for tax purposes, after taking into account any available capital loss carryovers; the Fund's net realized capital gains, if any, will be distributed at least once a year, usually in December.

The Fund intends to qualify as a regulated investment company under the Code and to satisfy certain requirements relating to the sources of its income, the distribution of its income, and the diversification of its assets. In satisfying these requirements, the Fund will treat itself as owning its proportionate share of each of the Portfolio's assets and as entitled to the income of the Portfolio properly attributable to such share.

  AS A REGULATED INVESTMENT COMPANY UNDER THE CODE, THE FUND DOES NOT PAY FEDERAL INCOME OR EXCISE TAXES TO THE EXTENT THAT IT DISTRIBUTES TO SHAREHOLDERS ITS NET INVESTMENT INCOME AND NET REALIZED CAPITAL GAINS IN ACCORDANCE WITH THE TIMING REQUIREMENTS IMPOSED BY THE CODE. AS A PARTNERSHIP UNDER THE CODE, THE PORTFOLIO ALSO DOES NOT PAY FEDERAL INCOME OR EXCISE TAXES.

Distributions of interest on certain municipal obligations constitute a tax preference item under the alternative minimum tax provisions applicable to individuals and corporations. Distributions of taxable income (including a portion of any original issue discount with respect to certain stripped municipal obligations and stripped coupons and accretion of certain market discount) and net short-term capital gains will be taxable to shareholders as ordinary income. Distributions of long-term capital gains included therein are taxable to shareholders as such for federal income tax purposes, regardless of the length of time Fund shares have been owned by the shareholder. Tax-exempt distributions received from the Fund are includable in the tax base for determining the taxability of social security and railroad retirement benefits.

Interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of the Fund is not deductible. Further, entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by industrial development or private activity bonds should consult their tax advisers before purchasing shares of the Fund. "Substantial user" is defined in applicable Treasury regulations to include a "non-exempt person" who regularly uses in trade or business a part of a facility financed from the proceeds of industrial development bonds and would likely be interpreted to include private activity bonds issued to finance similar facilities.


Shareholders should consult their own tax advisers with respect to the state, local and foreign tax consequences of investing in the Fund.


PERFORMANCE INFORMATION
------------------------------------------------------------------------------
FROM TIME TO TIME, THE FUND MAY ADVERTISE ITS YIELD AND/OR AVERAGE ANNUAL TOTAL RETURN. The Fund's current yield is calculated by dividing the net investment income per share earned during a recent 30-day period by the maximum offering price per share (net asset value) of the Fund on the last day of the period and annualizing the resulting figure. A taxable-equivalent yield is computed by using the tax-exempt yield figure and dividing by 1 minus the tax rate. The Fund's average annual total return is determined by computing the average annual percentage change in value of $1,000 invested at the maximum sales charge (net asset value) for specified periods ending with the most recent calendar quarter, assuming reinvestment of all distributions. The average annual total return calculation assumes a complete redemption of the investment and the deduction of any applicable contingent deferred sales charge at the end of the period. The Fund may publish annual and cumulative total return figures from time to time. The Fund may quote total return for the period prior to commencement of operations which would reflect the Portfolio's total return (or that of its predecessor) adjusted to reflect any applicable Fund sales charge.

The Principal Underwriter may publish to Authorized Firms the Fund's distribution rate and/or its effective distribution rate. The Fund's distribution rate is computed by dividing the most recent monthly distribution per share annualized by the current net asset value per share. The Fund's effective distribution rate is computed by dividing the distribution rate by the ratio used to annualize the most recent monthly distribution and reinvesting the resulting amount for a full year on the basis of such ratio. The effective distribution rate will be higher than the distribution rate because of the compounding effect of the assumed reinvestment. Investors should note that the Fund's yield is calculated using a standardized formula, the income component of which is computed from the yields to maturity of all debt obligations held by the Portfolio based on prescribed methods (with all purchases and sales of securities during such period included in the income calculation on a settlement date basis), whereas the distribution rate is based on the Fund's last monthly distribution which tends to be relatively stable and may be more or less than the amount of net investment income and short-term capital gain actually earned by the Fund during the month.

The Fund may also publish total return figures which do not take into account any contingent deferred sales charge which may be imposed upon redemptions at the end of the specific period. Any performance figure which does not take into account the contingent deferred sales charge would be reduced to the extent such charge is imposed upon a redemption.

Investors should note that the investment results of the Fund will fluctuate over time, and any presentation of the Fund's current yield or total return for any prior period should not be considered a representation of what an investment may earn or what the Fund's yield or total return may be in any future period. If the expenses of the Fund or the Portfolio are paid by Eaton Vance, the Fund's performance will be higher.



                                                                                                               APPENDIX
                                              NATIONAL MUNICIPALS PORTFOLIO


                                              ASSET COMPOSITION INFORMATION
                                      FOR THE FISCAL YEAR ENDED SEPTEMBER 30, 1995

                   RATINGS OF                                                     RATINGS OF
                 MUNICIPAL BONDS                                                MUNICIPAL BONDS
                   BY MOODY'S                                                       BY S&P
                                                  PERCENT OF                                                   PERCENT OF
                                                  NET ASSETS                                                   NET ASSETS
                                                  ----------                                                   ----------

  Aaa .......................................        19.25           AAA ...................................        21.48
  Aa2 .......................................         3.61           AA+ ...................................         0.02
  Aa3 .......................................         2.13           AA ....................................         2.36
  A1 ........................................         2.14           AA- ...................................         2.60
  A2 ........................................         3.37           A+ ....................................         0.72
  Baa1 ......................................         7.63           A .....................................         1.73
  Baa2 ......................................        11.23           A- ....................................         2.63
  Baa3 ......................................         4.59           BBB+ ..................................         3.64
  Ba1 .......................................         3.03           BBB ...................................         9.43
  Ba2 .......................................         0.37           BBB- ..................................         3.03
  B1 ........................................         0.88           BB+ ...................................         6.31
  B2 ........................................         0.55           BB ....................................         6.23
  Unrated ...................................        41.22           B .....................................         0.21
                                                    -----            Unrated ...............................        39.61
                                                    100.00                                                         ------ %

                                                                                                                    100.00%

The chart above indicates the weighted average composition of the securities held by the Portfolio for the period ended September 30, 1995, with the debt securities rated by Moody's and S&P separated into the indicated categories. The above was calculated on a dollar weighted basis and was computed as at the end of each month during the fiscal year. The chart does not necessarily indicate what the composition of the securities held by the Portfolio's will be in the current and subsequent fiscal years. Securities that are rated by one rating agency may be "unrated" by the other.

For a description of Moody's and S&P's municipal bond ratings, see the Appendix to the Statement of Additional Information.

[LOGO]
EATON VANCE
MUTUAL FUNDS

EV CLASSIC NATIONAL
MUNICIPALS FUND

Prospectus
February 1, 1996

EV CLASSIC
NATIONAL MUNICIPALS FUND
24 FEDERAL STREET
BOSTON, MA 02110


--------------------------------------------------------------------------------
PORTFOLIO INVESTMENT ADVISER
Boston Management and Research, 24 Federal Street, Boston, MA 02110

FUND ADMINISTRATOR
Eaton Vance Management, 24 Federal Street, Boston, MA 02110

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc., 24 Federal Street, Boston, MA 02110
(800) 225-6265

CUSTODIAN
Investors Bank & Trust Company, 89 South Street, Boston, MA 02111

TRANSFER AGENT
First Data Services Group, BOS725, P.O. Box 1559, Boston, MA 02104
(800) 262-1122

AUDITORS
Deloitte & Touche LLP, 125 Summer Street, Boston, MA 02110


                                                                          C-HMP

                                    Part A
                     Information Required in a Prospectus


                                 EV MARATHON
                           NATIONAL MUNICIPALS FUND
------------------------------------------------------------------------------


EV MARATHON NATIONAL MUNICIPALS FUND (THE "FUND") IS A MUTUAL FUND SEEKING TO PROVIDE CURRENT INCOME EXEMPT FROM THE REGULAR FEDERAL INCOME TAX. THE FUND INVESTS ITS ASSETS IN NATIONAL MUNICIPALS PORTFOLIO (THE "PORTFOLIO"), A DIVERSIFIED OPEN-END INVESTMENT COMPANY HAVING THE SAME INVESTMENT OBJECTIVE AS THE FUND, RATHER THAN BY DIRECTLY INVESTING IN AND MANAGING ITS OWN PORTFOLIO OF SECURITIES AS WITH HISTORICALLY STRUCTURED MUTUAL FUNDS. THE FUND IS A SERIES OF EATON VANCE MUNICIPALS TRUST (THE "TRUST").

Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Shares of the Fund involve investment risks, including fluctuations in value and the possible loss of some or all of the principal investment.

This Prospectus is designed to provide you with information you should know before investing. Please retain this document for future reference. A Statement of Additional Information dated February 1, 1996 for the Fund, as supplemented from time to time, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. This Statement of Additional Information is available without charge from the Fund's principal underwriter, Eaton Vance Distributors, Inc. (the "Principal Underwriter"), 24 Federal Street, Boston, MA 02110 (telephone (800) 225-6265). The Portfolio's investment adviser is Boston Management and Research (the "Investment Adviser"), a wholly-owned subsidiary of Eaton Vance Management, and Eaton Vance Management is the administrator (the "Administrator") of the Fund. The offices of the Investment Adviser and the Administrator are located at 24 Federal Street, Boston, MA 02110.


------------------------------------------------------------------------------

   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------

                                                        PAGE                                                      PAGE

Shareholder and Fund Expenses .......................    2       How to Redeem Fund Shares ....................    13
The Fund's Financial Highlights .....................    3       Reports to Shareholders ......................    14
The Fund's Investment Objective .....................    4       The Lifetime Investing Account/Distribution
How the Fund and the Portfolio Invest their Assets ..    4        Options ....................................     14
Organization of the Fund and the Portfolio ..........    7       The Eaton Vance Exchange Privilege ..........     15
Management of the Fund and the Portfolio ............    9       Eaton Vance Shareholder Services ............     16
Distribution Plan ...................................   10       Distributions and Taxes .....................     17
Valuing Fund Shares .................................   11       Performance Information .....................     17
How to Buy Fund Shares ..............................   12       Appendix ....................................     19
---------------------------------------------------------------------------------------------------------------------
                                            PROSPECTUS DATED FEBRUARY 1, 1996


SHAREHOLDER AND FUND EXPENSES
-----------------------------------------------------------------------------------------------------
  SHAREHOLDER TRANSACTION EXPENSES
  ---------------------------------------------------------------------------------------------------
  Sales Charges Imposed on Purchases of Shares                                                   None
  Sales Charges Imposed on Reinvested Distributions                                              None
  Fees to Exchange Shares                                                                        None
  Range of Declining Contingent Deferred Sales Charges Imposed on Redemption
    during the First Seven Years (as a percentage of redemption proceeds exclusive
    of all reinvestments and capital appreciation in the account)                             5.00%-0%

ANNUAL FUND AND ALLOCATED PORTFOLIO OPERATING EXPENSES (as a percentage of average daily net assets)
  ---------------------------------------------------------------------------------------------------
  Investment Adviser Fee                                                                       0.45%
  Rule 12b-1 Distribution (and Service) Fees                                                   0.94
  Other Expenses                                                                               0.13
                                                                                               -----
      Total Operating Expenses                                                                 1.52%
                                                                                               =====

  EXAMPLE                                                                          1 YEAR       3 YEARS      5 YEARS     10 YEARS
  -------------------------------------------------------------------------------------------------------------------------------
  An investor would pay the following contingent deferred sales charge and expenses on a $1,000 investment, assuming (a) 5% annual return and (b)
    redemption at the end of each period:                                          $65           $88          $103        $181
  An investor would pay the following expenses on the same
    investment, assuming (a) 5% annual return and (b) no
    redemptions:                                                                   $15           $48          $ 83        $181

NOTES:

The table and Example summarize the aggregate expenses of the Fund and the Portfolio and are designed to help investors understand the costs and expenses they will bear, directly or indirectly, by investing in the Fund. Information for the Fund is based on its expenses for the most recent fiscal year.

The Fund invests exclusively in the Portfolio. The Trustees believe the aggregate per share expenses of the Fund and the Portfolio should approximate, and over time may be less than, the per share expenses the Fund would incur if the Fund were instead to retain the services of an investment adviser and its assets were invested directly in the type of securities being held by the Portfolio.

The Example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. Federal regulations require the Example to assume a 5% annual return, but actual return will vary. For further information regarding the expenses of the Fund and the Portfolio see "The Fund's Financial Highlights," "Organization of the Fund and the Portfolio," "Management of the Fund and the Portfolio" and "How to Redeem Fund Shares." A long-term shareholder in the Fund may pay more than the economic equivalent of the maximum front-end sales charge permitted by a rule of the National Association of Securities Dealers, Inc. See "Distribution Plans."

No contingent deferred sales charge is imposed on (a) shares purchased more than six years prior to redemption, (b) shares acquired through the reinvestment of distributions or (c) any appreciation in value of other shares in the account (see "How to Redeem Fund Shares"), and no such charge is imposed on exchanges of Fund shares for shares of one or more other funds listed under "The Eaton Vance Exchange Privilege."

The Portfolio's monthly advisory fee has two components, a fee based on daily net assets and a fee based on daily gross income, as set forth in the fee schedule on page 9.

Other investment companies with different distribution arrangements and fees are investing in the Portfolio and others may do so in the future. See "Organization of the Fund and the Portfolio."

THE FUND'S FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------
The following information should be read in conjunction with the audited financial statements included in the Fund's annual report to shareholders which is incorporated by reference into the Statement of Additional Information in reliance upon the report of Deloitte & Touche LLP, independent certified public accountants, as experts in accounting and auditing. Further information regarding the performance of the Fund is contained in the Fund's annual report to shareholders which may be obtained without charge by contacting the Principal Underwriter, Eaton Vance Distributors, Inc.

------------------------------------------------------------------------------------------------------------------------------------
                                                                  YEAR ENDED SEPTEMBER 30,
                          ----------------------------------------------------------------------------------------------------------
                            1995      1994      1993<F5>     1992       1991      1990      1989      1988      1987   1986<F1><F3>
                          ----------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  beginning of year       $ 9.410    $10.570    $ 9.820    $ 9.430    $ 9.120    $ 9.570  $ 9.570   $ 9.260   $10.180   $10.000
                          -------    -------    -------    -------    -------    -------  -------   -------   -------   -------

INCOME (LOSS) FROM
 OPERATIONS:
  Net investment income   $ 0.570    $ 0.556    $ 0.553    $ 0.568    $ 0.586    $ 0.613  $ 0.642   $ 0.659   $ 0.684   $ 0.669
  Net realized and
   unrealized gain
  (loss) on investments     0.395     (1.043)     0.856      0.490      0.413     (0.348)   0.095     0.404    (0.819)    0.257
                          -------    -------    -------    -------    -------    -------  -------   -------   -------   -------
    Total income
      (loss) from
      operations          $ 0.965    $(0.487)   $ 1.409    $ 1.058    $ 0.999    $ 0.265  $ 0.737   $ 1.063   $(0.135)  $ 0.849
                          -------    -------    -------    -------    -------    -------  -------   -------   -------   -------

LESS DISTRIBUTIONS:
  From net
    investment
    income                $(0.570)   $(0.556)   $(0.553)   $(0.568)   $(0.586)   $(0.613) $(0.643)  $(0.658)  $(0.684)  $(0.669)
  In excess of net
    investment
    income<F5>             (0.005)    (0.077)    (0.106)    (0.100)    (0.103)    (0.102)  (0.094)   (0.095)   (0.101)       --
                          -------    -------    -------    -------    -------    -------  -------   -------   -------   -------
  In excess of net
    realized gain on
    investment
    transactions<F5>           --     (0.040)        --         --         --         --       --        --        --        --
                          -------    -------    -------    -------    -------    -------  -------   -------   -------   -------
    Total
     distributions        $(0.575)   $(0.673)   $(0.659)   $(0.668)   $(0.689)   $(0.715) $(0.737)  $(0.753)  $(0.785)   (0.669)
                          -------    -------    -------    -------    -------    -------  -------   -------   -------   -------

NET ASSET VALUE, end
 of year                  $ 9.800    $ 9.410    $10.570    $ 9.820    $ 9.430    $ 9.120  $ 9.570   $ 9.570   $ 9.260   $10.180
                          =======    =======    =======    =======    =======    =======  =======   =======   =======   =======

TOTAL RETURN<F6>           10.60%    (4.82)%     14.90%     11.67%     11.33%      2.83%    7.96%    11.94%   (1.64)%     8.33%

RATIOS/SUPPLEMENTAL
 DATA:
  Net assets, end of
   year (000
   omitted)            $2,191,240 $2,171,901 $2,090,482 $1,491,904 $1,178,454 $1,063,131 $988,267  $849,875  $860,547  $615,771
  Ratio of net
    expenses to
    average net
    assets<F7><F4>          1.52%      1.51%      1.67%      1.79%      1.86%      1.90%    1.91%     1.93%     1.78%     0.63%<F2>
  Ratio of net
    investment
    income to
    average net
    assets<F4>              6.00%      5.54%      5.43%      5.88%      6.31%      6.50%    6.66%     6.98%     6.78%     7.86%<F2>

PORTFOLIO
TURNOVER<F8>                   --         --        10%        54%        54%        15%      10%       19%       15%       13%

<F1> Period from the start of business, December 19, 1985, to September 30,
     1986.
<F2> Annualized.
NOTES:
<F3> Certain of the above per-share figures for the period ended September 30,
     1986 are based on average shares outstanding during the period.
<F4> On June 12, 1987, the Securities and Exchange Commission adopted a new rule which requires sales commissions paid to the Principal Underwriter under the Distribution Plan to be treated as an operating expense rather than a charge to paid-in capital. Beginning with the year ended September 30, 1987, the Fund changed its policy from charging such commissions to paid-in capital to recognizing them as operating expenses. Had the rule been in effect for the year ended September 30, 1986, the annualized ratios of expenses and net investment income to average net assets would have been 1.63% and 6.86%, respectively.
<F5> Distributions from paid-in capital for the years ended September 30, 1986 through 1992 have been restated to conform with the treatment permitted under current financial reporting standards. During the year ended September 30, 1993, the Fund adopted Statement of Position (SOP) 93-2:
     Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies. The SOP requires that differences in the recognition or classification of income between the financial statements and tax earnings and profits that result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or accumulated net realized gains.
<F6> Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the payable date. Total return is computed on a non-annualized basis.
<F7> Includes the Fund's share of the Portfolio's allocated expenses for years ended September 30, 1995 and 1994, and for the period from February 1, 1993 to September 30, 1993.
<F8> Portfolio Turnover represents the rate of portfolio activity for the period while the Fund was making investments directly in securities. The portfolio turnover for the period since the Fund transferred substantially all of its investable assets to the Portfolio is shown in the Portfolio's financial statements which are included in the Fund's annual report.

THE FUND'S INVESTMENT OBJECTIVE
------------------------------------------------------------------------------
THE FUND'S INVESTMENT OBJECTIVE IS TO PROVIDE CURRENT INCOME EXEMPT FROM REGULAR FEDERAL INCOME TAX. The Fund currently seeks to meet its investment objective by investing its assets in the National Municipals Portfolio (the "Portfolio"), a separate registered investment company which invests primarily in municipal obligations (described below) which are rated at least investment grade by a major rating agency or, if unrated, determined to be of at least investment grade quality by the Investment Adviser.

HOW THE FUND AND THE PORTFOLIO INVEST THEIR ASSETS
------------------------------------------------------------------------------
THE FUND SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING EITHER DIRECTLY OR INDIRECTLY THROUGH ANOTHER OPEN-END MANAGEMENT INVESTMENT COMPANY PRIMARILY (I.E., AT LEAST 80% OF ITS ASSETS DURING PERIODS OF NORMAL MARKET CONDITIONS) IN DEBT OBLIGATIONS ISSUED BY OR ON BEHALF OF STATES, TERRITORIES AND POSSESSIONS OF THE UNITED STATES, AND THE DISTRICT OF COLUMBIA AND THEIR POLITICAL SUBDIVISIONS, AGENCIES OR INSTRUMENTALITIES, THE INTEREST ON WHICH IS EXEMPT FROM REGULAR FEDERAL INCOME TAX. The foregoing policy is a fundamental policy of both the Fund and the Portfolio, which may not be changed unless authorized by a vote of the shareholders of the Fund or the investors in the Portfolio, as the case may be.

At least 65% of the net assets of the Portfolio will normally be invested in obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody's Investors Service, Inc. ("Moody's") or BBB or higher by either Standard & Poor's Ratings Group ("S&P") or by Fitch Investors Service, Inc. ("Fitch")), or, if unrated, determined by the Investment Adviser to be of at least investment grade quality. The Portfolio may invest less than 35% of its net assets in municipal obligations rated below investment grade (but not lower than B by Moody's, S&P or Fitch) and unrated municipal obligations considered to be of comparable quality by the Investment Adviser. Municipal obligations rated Baa or BBB may have speculative characteristics. Also, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than in the case of higher rated obligations. Securities rated below BBB or Baa are commonly known as "junk bonds". The Portfolio may retain an obligation whose rating drops below B after its acquisition if such retention is considered desirable by the Investment Adviser. See "Additional Risk Considerations." For a description of municipal obligation ratings, see the Statement of Additional Information.

MUNICIPAL OBLIGATIONS. Municipal obligations include bonds, notes and commercial paper issued by a municipality for a wide variety of both public and private purposes, the interest on which is, in the opinion of bond counsel, exempt from regular federal income tax. Public purpose municipal bonds include general obligation and revenue bonds. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility. Municipal notes include bond anticipation, tax anticipation and revenue anticipation notes, which are short-term obligations that will be retired with the proceeds of an anticipated bond issue, tax revenue or facility revenue, respectively.

Interest on certain types of municipal obligations may be subject to the federal alternative minimum tax (the "AMT") for individual investors. As at September 30, 1995, the Portfolio had 24.8% of its net assets invested in such obligations. Distributions to corporate investors of certain interest income may also be subject to the AMT. The Fund may not be suitable for investors subject to the AMT.

CONCENTRATION. The Portfolio may invest 25% or more of its total assets in municipal obligations of issuers located in the same state or in municipal obligations of the same type, including without limitation the following: lease rental obligations of state and local authorities; obligations of state and local housing finance authorities, municipal utilities systems or public housing authorities; obligations of hospitals or life care facilities; or industrial development or pollution control bonds issued for electric utility systems, steel companies, paper companies or other purposes. This may make the Portfolio more susceptible to adverse economic, political, or regulatory occurrences affecting a particular category of issuers. For example, health-care related issuers are susceptible to medicaid reimbursement policies, and national and state health care legislation. As the Portfolio's concentration increases, so does the potential for fluctuation in the value of the Fund's shares.

DIVERSIFIED STATUS. The Portfolio is a "diversified" investment company under the Investment Company Act of 1940 (the "1940 Act"). This means that with respect to 75% of its total assets (1) the Portfolio may not invest more than 5% of its total assets in the securities of any one issuer (except U.S. Government obligations) and (2) the Portfolio may not own more than 10% of the outstanding voting securities of any one issuer. Since municipal obligations are not voting securities, there is no limit on the percentage of a single issuer's obligations which the Portfolio may own so long as it does not invest more than 5% of its total assets in the securities of that issuer. Consequently, the Portfolio may invest in a greater percentage of the outstanding securities of a single issuer than would an investment company which invests in voting securities. There is no diversification requirement with respect to the remaining 25% of the Portfolio's total assets, so that all of such assets may be invested in the securities of any one issuer. To the extent that the Portfolio is less diversified than that of other investment companies, it may be subject to an increased risk of loss if the issuer is unable to make interest or principal payments or if the market value of such securities declines.


OTHER INVESTMENT PRACTICES
The Portfolio may engage in the following investment practices, some of which may be considered to involve "derivative" instruments because they derive their value from another instrument, security or index. In addition, the Portfolio may temporarily borrow up to 5% of the value of its total assets to satisfy redemption requests or settle securities transactions.

WHEN-ISSUED SECURITIES. The Portfolio may purchase securities on a "when-issued" basis, which means that payment and delivery occur on a future settlement date. The price and yield of such securities are generally fixed on the date of commitment to purchase. However, the market value of the securities may fluctuate prior to delivery and upon delivery the securities may be worth more or less than the Portfolio agreed to pay for them. The Portfolio may also purchase instruments that give the Portfolio the option to purchase a municipal obligation when and if issued.

INVERSE FLOATERS. The Portfolio may invest in municipal securities whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index ("inverse floaters"). An investment in inverse floaters may involve greater risk than an investment in a fixed rate bond. Because changes in the interest rate on the other security or index inversely affect the residual interest paid on the inverse floater, the value of an inverse floater is generally more volatile than that of a fixed rate bond. Inverse floaters have interest rate adjustment formulas which generally reduce or, in the extreme, eliminate the interest paid to the Portfolio when short-term interest rates rise, and increase the interest paid to the Portfolio when short-term interest rates fall. Inverse floaters have varying degrees of liquidity, and the market for these securities is new and relatively volatile. These securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline. Shifts in long-term interest rates may, however, alter this tendency. Although volatile, inverse floaters typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities usually permit the investor to convert the floating rate to a fixed rate (normally adjusted downward), and this optional conversion feature may provide a partial hedge against rising rates if exercised at an opportune time. Inverse floaters are leveraged because they provide two or more dollars of bond market exposure for every dollar invested.

FUTURES TRANSACTIONS. The Portfolio may purchase and sell various kinds of financial futures contracts and options thereon to hedge against changes in interest rates. Futures contracts may be based on various debt securities (such as U.S. Government securities and municipal obligations) and securities indices (such as the Municipal Bond Index traded on the Chicago Board of Trade). Such transactions involve a risk of loss or depreciation due to unanticipated adverse changes in securities prices, which may exceed the Portfolio's initial investment in these contracts. The Portfolio may not purchase or sell futures contracts or related options, except for closing purchase or sale transactions, if immediately thereafter the sum of the amount of margin deposits and premiums paid on the Portfolio's outstanding positions would exceed 5% of the market value of the Portfolio's net assets. These transactions involve transaction costs. There can be no assurance that the Investment Adviser's use of futures will be advantageous to the Portfolio. Distributions by the Fund of any gains realized on the Portfolio's transactions in futures and options on futures will be taxable.

INSURED OBLIGATIONS. The Portfolio may purchase municipal bonds that are additionally secured by insurance, bank credit agreements, or escrow accounts. The credit quality of companies which provide such credit enhancements will affect the value of those securities. Although the insurance feature reduces certain financial risks, the premiums for insurance and the higher market price paid for insured obligations may reduce the Fund's current yield. Insurance generally will be obtained from insurers with a claims-paying ability rated Aaa by Moody's or AAA by S&P or Fitch. The insurance does not guarantee the market value of the insured obligations or the net asset value of the Fund's shares.

ADDITIONAL RISK CONSIDERATIONS
Many municipal obligations offering current income are in the lowest investment grade category (Baa or BBB), lower categories or may be unrated. As indicated above, the Portfolio may invest in municipal obligations rated below investment grade (but not lower than B by Moody's, S&P or Fitch) and comparable unrated obligations. See the Appendix to this Prospectus for the asset composition of the Portfolio for the fiscal year ended September 30, 1995. The lowest investment grade, lower rated and comparable unrated municipal obligations in which the Portfolio may invest will have speculative characteristics in varying degrees. While such obligations may have some quality and protective characteristics, these characteristics can be expected to be offset or outweighed by uncertainties or major risk exposures to adverse conditions. Lower rated and comparable unrated municipal obligations are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations (credit risk) and may also be subject to greater price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Lower rated or unrated municipal obligations are also more likely to react to real or perceived developments affecting market and credit risk than are more highly rated obligations, which react primarily to movements in the general level of interest rates. The Investment Adviser seeks to minimize the risks of investing in below investment grade securities through professional investment analysis and attention to current developments in interest rates and economic conditions. When the Portfolio invests in lower rated or unrated municipal obligations, the achievement of the Portfolio's goals is more dependent on the Investment Adviser's ability than would be the case if the Portfolio were investing in municipal obligations in the higher rating categories.

The Portfolio may retain defaulted obligations in its portfolio when such retention is considered desirable by the Investment Adviser. In the case of a defaulted obligation, the Portfolio may incur additional expense seeking recovery of its investment. Municipal obligations held by the Portfolio which are rated below investment grade but which, subsequent to the assignment of such rating, are backed by escrow accounts containing U.S. Government obligations may be determined by the Investment Adviser to be of investment grade quality for purposes of the Portfolio's investment policies. The Portfolio may retain in its portfolio an obligation whose rating drops below B after its acquisition, if such retention is considered desirable by the Investment Adviser; provided, however, that holdings of obligations rated below Baa or BBB will be less than 35% of net assets. In the event the rating of an obligation held by the Portfolio is downgraded, causing the Portfolio to exceed this limitation, the Investment Adviser will (in an orderly fashion within a reasonable period of time) dispose of such obligations as it deems necessary in order to comply with the Portfolio's credit quality limitations.

The net asset value of shares of the Fund will change in response to fluctuations in prevailing interest rates and changes in the value of the securities held by the Portfolio. When interest rates decline, the value of securities held by the Portfolio can be expected to rise. Conversely, when interest rates rise, the value of most portfolio security holdings can be expected to decline. Changes in the credit quality of the issuers of municipal obligations held by the Portfolio will affect the principal value of (and possibly the income earned on) such obligations. In addition, the values of such securities are affected by changes in general economic conditions and business conditions affecting the specific industries of their issuers. Changes by recognized rating services in their ratings of a security and in the ability of the issuer to make payments of principal and interest may also affect the value of the Portfolio's investments. The amount of information about the financial condition of an issuer of municipal obligations may not be as extensive as that made available by corporations whose securities are publicly traded. An investment in shares of the Fund will not constitute a complete investment program.

At times, a substantial portion of the Portfolio's assets may be invested in securities as to which the Portfolio, by itself or together with other accounts managed by the Investment Adviser and its affiliates, holds a major portion or all of such securities. Under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Portfolio could find it more difficult to sell such securities when the Investment Adviser believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. Under such circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing the Portfolio's net asset value.

The secondary market for some municipal obligations (including issues which are privately placed with the Portfolio) is less liquid than that for taxable debt obligations or other more widely traded municipal obligations. The Portfolio will not invest in illiquid securities if more than 15% of its net assets would be invested in securities that are not readily marketable. No established resale market exists for certain of the municipal obligations in which the Portfolio may invest. The market for obligations rated below investment grade is also likely to be less liquid than the market for higher rated obligations. As a result, the Portfolio may be unable to dispose of these municipal obligations at times when it would otherwise wish to do so at the prices at which they are valued.

Certain securities held by the Portfolio may permit the issuer at its option to "call," or redeem, its securities. If an issuer redeems securities held by the Portfolio during a time of declining interest rates, the Portfolio may not be able to reinvest the proceeds providing the same investment return as the securities redeemed.

Some of the securities in which the Portfolio invests may include so-called "zero-coupon" bonds, whose values are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently. Zero-coupon bonds are issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security. The Portfolio is required to accrue and distribute income from zero-coupon bonds on a current basis, even though it does not receive that income currently in cash. Thus, the Portfolio may have to sell other investments to obtain cash needed to make income distributions.

The Portfolio may invest in municipal leases, and participations in municipal leases. The obligation of the issuer to meet its obligations under such leases is often subject to the appropriation by the appropriate legislative body, on an annual or other basis, of funds for the payment of the obligations. Investments in municipal leases are thus subject to the risk that the legislative body will not make the necessary appropriation and the issuer will not otherwise be willing or able to meet its obligation.

  THE FUND AND PORTFOLIO HAVE ADOPTED CERTAIN FUNDAMENTAL INVESTMENT RESTRICTIONS WHICH ARE ENUMERATED IN DETAIL IN THE STATEMENT OF ADDITIONAL INFORMATION AND WHICH MAY NOT BE CHANGED UNLESS AUTHORIZED BY A SHAREHOLDER VOTE AND AN INVESTOR VOTE, RESPECTIVELY. EXCEPT FOR SUCH ENUMERATED RESTRICTIONS AND AS OTHERWISE INDICATED IN THIS PROSPECTUS, THE INVESTMENT OBJECTIVE AND POLICIES OF THE FUND AND PORTFOLIO ARE NOT FUNDAMENTAL POLICIES AND ACCORDINGLY MAY BE CHANGED BY THE TRUSTEES OF THE TRUST AND THE PORTFOLIO WITHOUT OBTAINING THE APPROVAL OF THE FUND'S SHAREHOLDERS OR THE INVESTORS IN THE PORTFOLIO, AS THE CASE MAY BE. IF ANY CHANGES WERE MADE IN THE FUND'S INVESTMENT OBJECTIVE, THE FUND MIGHT HAVE INVESTMENT OBJECTIVES DIFFERENT FROM THE OBJECTIVE WHICH AN INVESTOR CONSIDERED APPROPRIATE AT THE TIME THE INVESTOR BECAME A SHAREHOLDER IN THE FUND.

ORGANIZATION OF THE FUND AND THE PORTFOLIO
------------------------------------------------------------------------------
THE FUND IS A SERIES OF EATON VANCE MUNICIPALS TRUST (THE "TRUST"), A BUSINESS TRUST ESTABLISHED UNDER MASSACHUSETTS LAW PURSUANT TO A DECLARATION OF TRUST DATED SEPTEMBER 30, 1985, AS AMENDED AND RESTATED. THE TRUST IS A MUTUAL FUND -- AN OPEN-END MANAGEMENT INVESTMENT COMPANY. The Trustees of the Trust are responsible for the overall management and supervision of its affairs. The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series and because the Trust can offer separate series (such as the Fund) it is known as a "series company." Each share represents an equal proportionate beneficial interest in the Fund. When issued and outstanding, the shares are fully paid and nonassessable by the Trust and redeemable as described under "How to Redeem Fund Shares". Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of the Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

THE PORTFOLIO IS ORGANIZED AS A TRUST UNDER THE LAWS OF THE STATE OF NEW YORK AND INTENDS TO BE TREATED AS A PARTNERSHIP FOR FEDERAL TAX PURPOSES. The Portfolio, as well as the Trust, intends to comply with all applicable federal and state securities laws. The Portfolio's Declaration of Trust provides that the Fund and other entities investing in the Portfolio (e.g., other U.S. and foreign investment companies, and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and the Portfolio itself is unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of the Fund investing in the Portfolio.

SPECIAL INFORMATION ON THE FUND/PORTFOLIO INVESTMENT STRUCTURE. An investor in the Fund should be aware that the Fund, unlike mutual funds which directly acquire and manage their own portfolios of securities, seeks to achieve its investment objective by investing its assets in an interest in the Portfolio (although the Fund may temporarily hold a de minimus amount of cash), which is a separate investment company with an identical investment objective. Therefore, the Fund's interest in securities owned by the Portfolio is indirect. In addition to selling an interest to the Fund, the Portfolio may sell interests to other affiliated and non-affiliated mutual funds or institutional investors. Such investors will invest in the Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. However, the other investors investing in the Portfolio are not required to sell their shares at the same public offering price as the Fund due to variations in sales commissions and other operating expenses. Therefore, investors in the Fund should be aware that these differences may result in differences in returns experienced by investors in the various funds that invest in the Portfolio. Such differences in returns are also present in other mutual fund structures, including funds that have multiple classes of shares. For information regarding the investment objective, policies and restrictions of the Portfolio, see "The Fund's Investment Objective" and "How the Fund and the Portfolio Invest their Assets." Further information regarding investment practices may be found in the Statement of Additional Information.

The Trustees of the Trust have considered the advantages and disadvantages of investing the assets of the Fund in the Portfolio, as well as the advantages and disadvantages of the two-tier format. The Trustees believe that the structure offers opportunities for substantial growth in the assets of the Portfolio, and affords the potential for economies of scale for the Fund, at least when the assets of the Portfolio exceed $500 million. The public shareholders of the Fund have previously approved the policy of investing in an interest in the Portfolio.

The Fund may withdraw (completely redeem) all its assets from the Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interest of the Fund to do so. The investment objective and the nonfundamental investment policies of the Fund and the Portfolio may be changed by the Trustees of the Trust and the Portfolio without obtaining the approval of the shareholders of the Fund or the investors in the Portfolio, as the case may be. Any such change of the investment objective of the Fund or the Portfolio will be preceded by thirty days' advance written notice to the shareholders of the Fund or the investors in the Portfolio, as the case may be. In the event the Fund withdraws all of its assets from the Portfolio, or the Board of Trustees of the Trust determines that the investment objective of the Portfolio is no longer consistent with the investment objective of the Fund, the Board of Trustees of the Trust would consider what action might be taken, including investing the assets of the Fund in another pooled investment entity or retaining an investment adviser to manage the Fund's assets in accordance with its investment objective. The Fund's investment performance may be affected by a withdrawal of all its assets from the Portfolio.

Information regarding other pooled investment entities or funds which invest in the Portfolio may be obtained by contacting Eaton Vance Distributors, Inc. (the "Principal Underwriter" or "EVD"), 24 Federal Street, Boston, MA 02110 (617) 482-8260. Smaller investors in the Portfolio may be adversely affected by the actions of a larger investor in the Portfolio. For example, if a large investor withdraws from the Portfolio, the remaining investors may experience higher pro rata operating expenses, thereby producing lower returns. Additionally, the Portfolio may become less diverse, resulting in increased portfolio risk, and experience decreasing economies of scale. However, this possibility exists as well for historically structured funds which have large or institutional investors.

Until 1992, the Administrator sponsored and advised historically structured funds. Funds which invest all their assets in interests in a separate investment company are a relatively new development in the mutual fund industry and, therefore, the Fund may be subject to additional regulations than historically structured funds.

The Declaration of Trust of the Portfolio provides that the Portfolio will terminate 120 days after the complete withdrawal of the Fund or any other investor in the Portfolio, unless either the remaining investors, by unanimous vote at a meeting of such investors, or a majority of the Trustees of the Portfolio, by written instrument consented to by all investors, agree to continue the business of the Portfolio. This provision is consistent with treatment of the Portfolio as a partnership for federal income tax purposes. See "Distributions and Taxes" for further information. Whenever the Fund as an investor in the Portfolio is requested to vote on matters pertaining to the Portfolio (other than the termination of the Portfolio's business, which may be determined by the Trustees of the Portfolio without investor approval), the Fund will hold a meeting of Fund shareholders and will vote its interest in the Portfolio for or against such matters proportionately to the instructions to vote for or against such matters received from Fund shareholders. The Fund shall vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. Other investors in the Portfolio may alone or collectively acquire sufficient voting interests in the Portfolio to control matters relating to the operation of the Portfolio, which may require the Fund to withdraw its investment in the Portfolio or take other appropriate action. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

The Trustees of the Trust, including a majority of the noninterested Trustees, have approved written procedures designed to identify and address any potential conflicts of interest arising from the fact that the Trustees of the Trust and the Trustees of the Portfolio are the same. Such procedures require each Board to take actions to resolve any conflict of interest between the Fund and the Portfolio, and it is possible that the creation of separate Boards may be considered. For further information concerning the Tustees and officers of the Trust and the Portfolio, see the Statement of Additional Information.

MANAGEMENT OF THE FUND AND THE PORTFOLIO
------------------------------------------------------------------------------
THE PORTFOLIO ENGAGES BOSTON MANAGEMENT AND RESEARCH ("BMR"), A WHOLLY-OWNED SUBSIDIARY OF EATON VANCE MANAGEMENT ("EATON VANCE"), AS ITS INVESTMENT ADVISER. EATON VANCE, ITS AFFILIATES AND ITS PREDECESSOR COMPANIES HAVE BEEN MANAGING ASSETS OF INDIVIDUALS AND INSTITUTIONS SINCE 1924 AND MANAGING INVESTMENT COMPANIES SINCE 1931.

Acting under the general supervision of the Board of Trustees of the Portfolio, BMR manages the Portfolio's investments and affairs and furnishes for the use of the Portfolio office space and all necessary office facilities, equipment and personnel for servicing the investments of the Portfolio. Under its investment advisory agreement with the Portfolio, BMR receives a monthly advisory fee equal to the aggregate of


(a) a daily asset based fee computed by applying the annual asset rate applicable to that portion of the total daily net assets in each Category as indicated below, plus

(b) a daily income based fee computed by applying the daily income rate applicable to that portion of the total daily gross income (which portion shall bear the same relationship to the total daily gross income on such day as that portion of the total daily net assets in the same Category bears to the total daily net assets on such day) in each Category as indicated below:

                                                       ANNUAL        DAILY
  CATEGORY  DAILY NET ASSETS                           ASSET RATE    INCOME RATE
  ------------------------------------------------------------------------------
  1         up to $500 million                         0.300%        3.00%
  2         $500 million but less than $1 billion      0.275%        2.75%
  3         $1 billion but less than $1.5 billion      0.250%        2.50%
  4         $1.5 billion but less than $2 billion      0.225%        2.25%
  5         $2 billion but less than $3 billion        0.200%        2.00%
  6         $3 billion and over                        0.175%        1.75%


As at September 30, 1995, the Portfolio had net assets of $2,260,646,363. For the fiscal year ended September 30, 1995, the Portfolio paid BMR advisory fees equivalent to 0.45% of the Portfolio's average net assets for such year.

BMR OR EATON VANCE ACTS AS INVESTMENT ADVISER TO INVESTMENT COMPANIES AND VARIOUS INDIVIDUAL AND INSTITUTIONAL CLIENTS WITH ASSETS UNDER MANAGEMENT OF APPROXIMATELY $16 BILLION. Eaton Vance is a wholly-owned subsidiary of Eaton Vance Corp., a publicly-held holding company. Eaton Vance Corp., through its subsidiaries and affiliates, engages in investment management and marketing activities, oil and gas operations, real estate investment, consulting and management, and development of precious metals properties.

Thomas M. Metzold has acted as the portfolio manager of the Portfolio since December 17, 1993. He has been a Vice President of Eaton Vance since 1991 and of BMR since 1992, and an employee of Eaton Vance since 1987.


Municipal obligations are normally traded on a net basis (without commission) through broker-dealers and banks acting for their own account. Such firms attempt to profit from such transactions by buying at the bid price and selling at the higher asked price of the market, and the difference is customarily referred to as the spread. In selecting firms which will execute portfolio transactions BMR judges their professional ability and quality of service and uses its best efforts to obtain execution at prices which are advantageous to the Portfolio and at reasonably competitive spreads. Subject to the foregoing, BMR may consider sales of shares of the Fund or of other investment companies sponsored by BMR or Eaton Vance as a factor in the selection of firms to execute portfolio transactions.


The Trust has retained the services of Eaton Vance to act as administrator of the Fund. The Trust has not retained the services of an investment adviser since the Trust seeks to achieve the investment objective of the Fund by investing its assets in the Portfolio. As Administrator, Eaton Vance provides the Fund with general office facilities and supervises the overall administration of the Fund. For these services Eaton Vance currently receives no compensation. The Trustees of the Trust may determine, in the future, to compensate Eaton Vance for such services.

The Portfolio and the Fund, as the case may be, will each be responsible for all respective costs and expenses not expressly stated to be payable by BMR under the investment advisory agreement, by Eaton Vance under the administrative services agreement, or by EVD under the distribution agreement.

DISTRIBUTION PLAN
--------------------------------------------------------------------------------
THE FUND FINANCES DISTRIBUTION ACTIVITIES AND HAS ADOPTED A DISTRIBUTION PLAN (THE "PLAN") PURSUANT TO RULE 12B-1 UNDER THE 1940 ACT. Rule 12b-1 permits a mutual fund, such as the Fund, to finance distribution activities and bear expenses associated with the distribution of its shares provided that any payments made by the Fund are made pursuant to a written plan adopted in accordance with the Rule. The Plan is subject to, and complies with, the sales charge rule of the National Association of Securities Dealers, Inc. (the "NASD Rule"). The Plan is described further in the Statement of Additional Information, and the following is a description of the salient features of the Plan. The Plan provides that the Fund, subject to the NASD Rule, will pay sales commissions and distribution fees to the Principal Underwriter only after and as a result of the sale of shares of the Fund. On each sale of Fund shares (excluding reinvestment of distributions) the Fund will pay the Principal Underwriter amounts representing (i) sales commissions equal to 5% of the amount received by the Fund for each share sold and (ii) distribution fees calculated by applying the rate of 1% over the prime rate then reported in The Wall Street Journal to the outstanding balance of Uncovered Distribution Charges (as described below) of the Principal Underwriter. The Principal Underwriter currently expects to pay sales commissions (except on exchange transactions and reinvestments) to a financial services firm (an "Authorized Firm") at the time of sale equal to 4% of the purchase price of the shares sold by such Firm. The Principal Underwriter will use its own funds (which may be borrowed from banks) to pay such commissions. Because the payment of the sales commissions and distribution fees to the Principal Underwriter is subject to the NASD Rule described below, it will take the Principal Underwriter a number of years to recoup the sales commissions paid by it to Authorized Firms from the payments received by it from the Fund pursuant to the Plan.

THE NASD RULE REQUIRES THE FUND TO LIMIT ITS ANNUAL PAYMENTS OF SALES COMMISSIONS AND DISTRIBUTION FEES TO AN AMOUNT NOT EXCEEDING .75% OF THE FUND'S AVERAGE DAILY NET ASSETS FOR EACH FISCAL YEAR. Under its Plan, the Fund accrues daily an amount at the rate of 1/365 of .75% of its net assets, and pays such accrued amounts monthly to the Principal Underwriter. The Plan requires such accruals to be automatically discontinued during any period in which there are no outstanding Uncovered Distribution Charges under the Plan. Uncovered Distribution Charges are calculated daily and, briefly, are equivalent to all unpaid sales commissions and distribution fees to which the Principal Underwriter is entitled under the Plan less all contingent deferred sales charges theretofore paid to the Principal Underwriter. The Eaton Vance organization may be considered to have realized a profit under the Plan if at any point in time the aggregate amounts of all payments received by the Principal Underwriter from the Fund pursuant to the Plan, including any contingent deferred sales charges, have exceeded the total expenses theretofore incurred by such organization in distributing shares of the Fund. Total expenses for this purpose will include an allocable portion of the overhead costs of such organization and its branch offices.

Because of the NASD Rule limitation on the amount of sales commissions and distribution fees paid during any fiscal year, a high level of sales of Fund shares during the initial years of the Fund's operations would cause a large portion of the sales commissions attributable to a sale of Fund shares to be accrued and paid by the Fund to the Principal Underwriter in fiscal years subsequent to the year in which such shares were sold. This spreading of sales commissions payments under the Plan over an extended period would result in the incurrence and payment of increased distribution fees under the Plan.

For the fiscal year ended September 30, 1995, the Fund paid sales commissions under the Plan to the Principal Underwriter equivalent to 0.75% of the Fund's average daily net assets for such year. As at September 30, 1995, the outstanding Uncovered Distribution Charges of the Principal Underwriter calculated under the Plan amounted to approximately $49,681,000 (which amount was equivalent to 2.3% of the Fund's net assets on such day).

THE PLAN ALSO AUTHORIZES THE FUND TO MAKE PAYMENTS OF SERVICE FEES TO THE PRINCIPAL UNDERWRITER, AUTHORIZED FIRMS AND OTHER PERSONS IN AMOUNTS NOT EXCEEDING .25% OF THE FUND'S AVERAGE DAILY NET ASSETS FOR EACH FISCAL YEAR. The Trustees have implemented the Plan by authorizing the Fund to pay service fees to Authorized Firms in amounts not exceeding .25% per annum of the Fund's average daily net assets based on the value of Fund shares sold by such Firms and remaining outstanding for at least one year. As permitted by the NASD Rule, such payments are made for personal services and/or the maintenance of shareholder accounts. Service fees paid to Authorized Firms are separate and distinct from the sales commissions and distribution fees payable by the Fund to the Principal Underwriter, and as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of the Principal Underwriter. For the fiscal year ended September 30, 1995, the Fund made service fee payments to Authorized Firms in an amount equivalent to 0.19% of the Fund's average daily net assets for such year.

The Principal Underwriter may, from time to time, at its own expense, provide additional incentives to Authorized Firms which employ registered representatives who sell the Fund's shares and/or shares of other funds distributed by the Principal Underwriter. In some instances, such additional incentives may be offered only to certain Authorized Firms whose representatives sell or are expected to sell significant amounts of shares. In addition, the Principal Underwriter may from time to time increase or decrease the sales commissions payable to Authorized Firms.

The Fund may, in its absolute discretion, suspend, discontinue or limit the offering of its shares at any time. In determining whether any such action should be taken, the Fund's management intends to consider all relevant factors, including without limitation the size of the Fund, the investment climate and market conditions, the volume of sales and redemptions of Fund shares, and the amount of Uncovered Distribution Charges of the Principal Underwriter. The Plan may continue in effect and payments may be made under the Plan following any such suspension, discontinuance or limitation of the offering of Fund shares; however, the Fund is not contractually obligated to continue the Plan for any particular period of time. Suspension of the offering of Fund shares would not, of course, affect a shareholder's ability to redeem shares.

VALUING FUND SHARES
------------------------------------------------------------------------------
THE FUND VALUES ITS SHARES ONCE ON EACH DAY THE NEW YORK STOCK EXCHANGE (THE "EXCHANGE") IS OPEN FOR TRADING, as of the close of regular trading on the Exchange (normally 4:00 p.m. New York time). The Fund's net asset value per share is determined by its custodian, Investors Bank & Trust Company ("IBT"), (as agent for the Fund) in the manner authorized by the Trustees of the Trust. Net asset value is computed by dividing the value of the Fund's total assets, less its liabilities, by the number of shares outstanding. Because the Fund invests its assets in an interest in the Portfolio, the Fund's net asset value will reflect the value of its interest in the Portfolio (which, in turn, reflects the underlying value of the Portfolio's assets and liabilities).

Authorized Firms must communicate an investor's order to the Principal Underwriter prior to the close of the Principal Underwriter's business day to receive that day's net asset value per Fund share. It is the Authorized Firms' responsibility to transmit orders promptly to the Principal Underwriter, which is a wholly-owned subsidiary of Eaton Vance.

The Portfolio's net asset value is also determined as of the close of regular trading on the Exchange by IBT (as custodian and agent for the Portfolio) based on market or fair value in the manner authorized by the Trustees of the Portfolio. Net asset value is computed by subtracting the liabilities of the Portfolio from the value of its total assets. Municipal obligations will normally be valued on the basis of valuations furnished by a pricing service. For further information regarding the valuation of the Portfolio's assets, see "Determination of Net Asset Value" in the Statement of Additional Information.

  SHAREHOLDERS MAY DETERMINE THE VALUE OF THEIR INVESTMENT BY MULTIPLYING THE NUMBER OF FUND SHARES OWNED BY THE CURRENT NET ASSET VALUE PER SHARE.

HOW TO BUY FUND SHARES
------------------------------------------------------------------------------
SHARES OF THE FUND MAY BE PURCHASED FOR CASH OR MAY BE ACQUIRED IN EXCHANGE FOR SECURITIES. Investors may purchase shares of the Fund through Authorized Firms at the net asset value per share of the Fund next determined after an order is effective. The Fund may suspend the offering of shares at any time and may refuse an order for the purchase of shares. An Authorized Firm may charge its customers a fee in connection with transactions executed by that Firm.

An initial investment in the Fund must be at least $1,000. Once an account has been established the investor may send investments of $50 or more at any time directly to the Fund's transfer agent (the "Transfer Agent") as follows: First Data Investor Services Group, BOS725, P.O. Box 1559, Boston, MA 02104. The $1,000 minimum initial investment is waived for Bank Automated Investing accounts, which may be established with an investment of $50 or more. See "Eaton Vance Shareholder Services."

ACQUIRING FUND SHARES IN EXCHANGE FOR SECURITIES. IBT, as escrow agent, will receive securities acceptable to Eaton Vance, as Administrator, in exchange for Fund shares at their net asset value as determined above. The minimum value of securities (or securities and cash) accepted for deposit is $5,000. Securities accepted will be sold on the day of their receipt or as soon thereafter as possible. The number of Fund shares to be issued in exchange for securities will be the aggregate proceeds from the sale of such securities, divided by the applicable net asset value per Fund share on the day such proceeds are received. Eaton Vance will use reasonable efforts to obtain the then current price for such securities but does not guarantee the best available. Eaton Vance will absorb any transaction costs, such as commissions, on the sale of the securities.


Securities determined to be acceptable should be transferred via book entry or physically delivered, in proper form for transfer, through an Authorized Firm, together with a completed and signed Letter of Transmittal in approved form (available from Authorized Firms), as follows:

    IN THE CASE OF BOOK ENTRY:

    Deliver through Depository Trust Co.
    Broker #2212
    Investors Bank & Trust Company
    For A/C EV Marathon National Municipals Fund

    IN THE CASE OF PHYSICAL DELIVERY:

    Investors Bank & Trust Company
    Attention: EV Marathon National Municipals Fund
    Physical Securities Processing Settlement Area
    89 South Street
    Boston, MA 02111


Investors who are contemplating an exchange of securities for shares of the Fund, or their representatives, must contact Eaton Vance to determine whether the securities are acceptable before forwarding such securities to IBT. Eaton Vance reserves the right to reject any securities. Exchanging securities for Fund shares may create a taxable gain or loss. Each investor should consult his or her tax adviser with respect to the particular federal, state and local tax consequences of exchanging securities for Fund shares.


  IF YOU DON'T HAVE AN AUTHORIZED FIRM, EATON VANCE CAN RECOMMEND ONE.


HOW TO REDEEM FUND SHARES
------------------------------------------------------------------------------
A SHAREHOLDER MAY REDEEM FUND SHARES BY DELIVERING TO FIRST DATA INVESTOR SERVICES GROUP, BOS725, P.O. BOX 1559, BOSTON, MASSACHUSETTS 02104, during its business hours a written request for redemption in good order, plus any share certificates with executed stock powers. The redemption price will be based on the net asset value per Fund share next computed after such delivery. Good order means that all relevant documents must be endorsed by the record owner(s) exactly as the shares are registered and the signature(s) must be guaranteed by a member of either the Securities Transfer Association's STAMP program or the New York Stock Exchange's Medallion Signature Program, or certain banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations as required by a regulation of the Securities and Exchange Commission and acceptable to First Data Investor Services Group. In addition, in some cases, good order may require the furnishing of additional documents such as where shares are registered in the name of a corporation, partnership or fiduciary.

Within seven days after receipt of a redemption request in good order by First Data Investor Services Group, the Fund will make payment in cash for the shares as of the date determined above, reduced by the amount of any applicable contingent deferred sales charge (described below) and any federal income tax required to be withheld. Although the Fund normally expects to make payment in cash for redeemed shares, the Trust, subject to compliance with applicable regulations, has reserved the right to pay the redemption price of shares of the Fund, either totally or partially, by a distribution in kind of readily marketable securities withdrawn by the Fund from the Portfolio. The securities so distributed would be valued pursuant to the Portfolio's valuation procedures. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.


To sell shares at their net asset value through an Authorized Firm (a repurchase), a shareholder can place a repurchase order with the Authorized Firm, which may charge a fee. The value of those shares is based upon the net asset value calculated after EVD, as the Fund's agent, receives the order. It is the Authorized Firm's responsibility to transmit promptly repurchase orders to EVD. Throughout this Prospectus, the word "redemption" is generally meant to include a repurchase.

If shares were recently purchased, the proceeds of redemption (or repurchase) will not be sent until the check (including a certified or cashier's check) received for the shares purchased has cleared. Payment for shares tendered for redemption may be delayed up to 15 days from the purchase date when the purchase check has not yet cleared. Redemptions or repurchases may result in a taxable gain or loss.


Due to the high cost of maintaining small accounts, the Fund reserves the right to redeem Fund accounts with balances of less than $1,000. Prior to such a redemption, shareholders will be given 60 days' written notice to make an additional purchase. Thus, an investor making an initial investment of $1,000 would not be able to redeem shares without being subject to this policy. However, no such redemption would be required by the Fund if the cause of the low account balance was a reduction in the net asset value of Fund shares. No contingent deferred sales charge will be imposed with respect to such involuntary redemptions.

CONTINGENT DEFERRED SALES CHARGE. Shares redeemed within the first six years of their purchase (except shares acquired through the reinvestment of distributions) generally will be subject to a contingent deferred sales charge. This contingent deferred sales charge is imposed on any redemption the amount of which exceeds the aggregate value at the time of redemption of (a) all shares in the account purchased more than six years prior to the redemption, (b) all shares in the account acquired through reinvestment of monthly distributions and capital gains distributions, and (c) the increase, if any, in the value of all other shares in the account (namely those purchased within the six years preceding the redemption) over the purchase price of such shares. Redemptions are processed in a manner to maximize the amount of redemption proceeds which will not be subject to a contingent deferred sales charge. That is, each redemption will be assumed to have been made first from the exempt amounts referred to in clauses (a), (b) and (c) above, and second through liquidation of those shares in the account referred to in clause (c) on a first-in-first-out basis. Any contingent deferred sales charge which is required to be imposed on share redemptions will be made in accordance with the following schedule:


                                                           CONTINGENT
  YEAR OF REDEMPTION AFTER PURCHASE                        DEFERRED SALES CHARGE
  ------------------------------------------------------------------------------
  First .................................................. 5%
  Second ................................................. 5%
  Third .................................................. 4%
  Fourth ................................................. 3%
  Fifth .................................................. 2%
  Sixth .................................................. 1%
  Seventh and following .................................. 0%


In calculating the contingent deferred sales charge upon the redemption of Fund shares acquired in an exchange of shares of a fund in the Eaton Vance Marathon Group of Funds (see "The Eaton Vance Exchange Privilege"), the contingent deferred sales charge schedule applicable to the shares at the time of purchase will apply and the purchase of Fund shares acquired in the exchange is deemed to have occurred at the time of the original purchase of the exchanged shares.

No contingent deferred sales charge will be imposed on shares of the Fund which have been sold to Eaton Vance or its affiliates, or to their respective employees or clients. The contingent deferred sales charge will be waived for shares redeemed (1) pursuant to a Withdrawal Plan (see "Eaton Vance Shareholder Services"), (2) as part of a required distribution from a tax-sheltered retirement plan or (3) following the death of all beneficial owners of such shares, provided the redemption is requested within one year of death (a death certificate and other applicable documents may be required). The contingent deferred sales charge will be paid to the Principal Underwriter or the Fund. When paid to the Principal Underwriter it will reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plan.
See "Distribution Plan."

  THE FOLLOWING EXAMPLE ILLUSTRATES THE OPERATION OF THE CONTINGENT DEFERRED SALES CHARGE. ASSUME THAT AN INVESTOR PURCHASES $10,000 OF THE FUND'S SHARES AND THAT 16 MONTHS LATER THE VALUE OF THE ACCOUNT HAS GROWN THROUGH INVESTMENT PERFORMANCE AND REINVESTMENT OF DIVIDENDS TO $12,000. THE INVESTOR THEN MAY REDEEM UP TO $2,000 OF SHARES WITHOUT INCURRING A CONTINGENT DEFERRED SALES CHARGE. IF THE INVESTOR SHOULD REDEEM $3,000 OF SHARES, A CHARGE WOULD BE IMPOSED ON $1,000 OF THE REDEMPTION. THE RATE WOULD BE 5% BECAUSE THE REDEMPTION WAS MADE IN THE SECOND YEAR AFTER THE PURCHASE WAS MADE AND THE CHARGE WOULD BE $50.

REPORTS TO SHAREHOLDERS
--------------------------------------------------------------------------------
THE FUND WILL ISSUE TO ITS SHAREHOLDERS SEMI-ANNUAL AND ANNUAL REPORTS CONTAINING FINANCIAL STATEMENTS. Financial statements included in annual reports are audited by the Fund's independent certified public accountants. Shortly after the end of each calendar year, the Fund will furnish all shareholders with information necessary for preparing federal and state income tax returns.

THE LIFETIME INVESTING ACCOUNT/DISTRIBUTION OPTIONS
------------------------------------------------------------------------------
AFTER AN INVESTOR MAKES AN INITIAL PURCHASE OF FUND SHARES, THE FUND'S TRANSFER AGENT, FIRST DATA INVESTOR SERVICES GROUP, WILL SET UP A LIFETIME INVESTING ACCOUNT FOR THE INVESTOR ON THE FUND'S RECORDS. This account is a complete record of all transactions between the investor and the Fund which at all times shows the balance of shares owned. The Fund will not issue share certificates except upon request.

At least quarterly, the shareholder will receive a statement showing complete details of any transaction and the current share balance in the account. THE LIFETIME INVESTING ACCOUNT ALSO PERMITS A SHAREHOLDER TO MAKE ADDITIONAL INVESTMENTS BY SENDING A CHECK FOR $50 OR MORE to First Data Investor Services Group.

Any questions concerning a shareholder's account or services available may be directed by telephone to EATON VANCE SHAREHOLDER SERVICES at 800-225-6265, extension 2, or in writing to First Data Investor Services Group, BOS725, P.O. Box 1559, Boston, MA 02104 (please provide the name of the shareholder, the Fund and the account number).

THE FOLLOWING DISTRIBUTION OPTIONS WILL BE AVAILABLE TO ALL LIFETIME INVESTING ACCOUNTS and may be changed as often as desired by written notice to the Fund's dividend disbursing agent, First Data Investor Services Group, BOS725, P.O. Box 1559, Boston, MA 02104. The currently effective option will appear on each account statement.


Share Option -- Dividends and capital gains will be reinvested in additional shares.

Income Option -- Dividends will be paid in cash and capital gains will be reinvested in additional shares.

Cash Option -- Dividends and capital gains will be paid in cash.


The Share Option will be assigned if no other option is specified. Distributions, including those reinvested, will be reduced by any withholding required under the federal income tax laws.


If the Income Option or Cash Option has been selected, dividend and/or capital gains distribution checks which are returned by the United States Postal Service as not deliverable or which remain uncashed for six months or more will be reinvested in the account at the then current net asset value. Furthermore, the distribution option on the account will be automatically changed to the Share Option until such time as the shareholder selects a different option.

DISTRIBUTION INVESTMENT OPTION. In addition to the distribution options set forth above, dividends and/or capital gains may be invested in additional shares of another Eaton Vance fund. Before selecting this option, a shareholder should obtain a prospectus of the other Eaton Vance fund and consider its objectives and policies carefully.


"STREET NAME" ACCOUNTS. If shares of the Fund are held in a "street name" account with an Authorized Firm, all recordkeeping, transaction processing and payments of distributions relating to the beneficial owner's account will be performed by the Authorized Firm, and not by the Fund and its Transfer Agent. Since the Fund will have no record of the beneficial owner's transactions, a beneficial owner should contact the Authorized Firm to purchase, redeem or exchange shares, to make changes in or give instructions concerning the account, or to obtain information about the account. The transfer of shares in a "street name" account to an account with another dealer or to an account directly with the Fund involves special procedures and will require the beneficial owner to obtain historical purchase information about the shares in the account from the Authorized Firm. Before establishing a "street name" account with an investment firm, or transferring the account to another investment firm, an investor wishing to reinvest distributions should determine whether the firm which will hold the shares allows reinvestment of distributions in "street name" accounts.

THE EATON VANCE EXCHANGE PRIVILEGE
------------------------------------------------------------------------------
Shares of the Fund currently may be exchanged for shares of one or more other funds in the Eaton Vance Marathon Group of Funds (except Eaton Vance Prime Rate Reserves) or Eaton Vance Money Market Fund which are distributed with a contingent deferred sales charge, on the basis of net asset value per share of each fund at the time of the exchange, provided that such exchange offers are available only in states where shares of the fund being acquired may be legally sold.

Each exchange must involve shares which have a net asset value of at least $1,000. The exchange privilege may be changed or discontinued without penalty. Shareholders will be given sixty (60) days' notice prior to any termination or material amendment of the exchange privilege. The Fund does not permit the exchange privilege to be used for "Market Timing" and may terminate the exchange privilege for any shareholder account engaged in Market Timing activity. Any shareholder account for which more than two round-trip exchanges are made within any twelve month period will be deemed to be engaged in Market Timing. Furthermore, a group of unrelated accounts for which exchanges are entered contemporaneously by a financial intermediary will be considered to be engaged in Market Timing.

First Data Investor Services Group makes exchanges at the next determined net asset value after receiving an exchange request in good order (see "How to Redeem Fund Shares"). Consult First Data Investor Services Group for additional information concerning the exchange privilege. Applications and prospectuses of the other funds are available from Authorized Firms or from the Principal Underwriter. The prospectus for each fund describes its investment objectives and policies, and shareholders should obtain a prospectus and consider these objectives and policies carefully before requesting an exchange.

No contingent deferred sales charge is imposed on exchanges. For purposes of calculating the contingent deferred sales charge upon redemption of shares acquired in an exchange, the contingent deferred sales charge schedule applicable to the shares at the time of purchase will apply and the purchase of shares acquired in one or more exchanges is deemed to have occurred at the time of the original purchase of the exchanged shares. For the contingent deferred sales charge schedule applicable to the EV Marathon Group of Funds (except EV Marathon Strategic Income Fund and Class I shares of any EV Marathon Limited Maturity Fund), see "How to Redeem Fund Shares". The contingent deferred sales charge schedule applicable to EV Marathon Strategic Income Fund or Class I shares of any EV Marathon Limited Maturity Fund is 3%, 2.5%, 2% or 1% in the event of a redemption occurring in the first, second, third or fourth year, respectively, after the original share purchase.

Shares of other funds in the Eaton Vance Marathon Group of Funds and shares of Eaton Vance Money Market Fund may be exchanged for Fund shares on the basis of the net asset value per share of the Fund at the time of exchange, but subject to any restrictions or qualifications set forth in the current prospectus of any such fund.

Telephone exchanges are accepted by First Data Investor Services Group provided the investor has not disclaimed in writing the use of the privilege. To effect such exchanges, call First Data Investor Services Group at 800-262- 1122 or, within Massachusetts, 617-573-9403, Monday through Friday, 9:00 a.m. to 4:00 p.m. (Eastern Standard Time). Shares acquired by telephone exchange must be registered in the same name(s) and with the same address as the shares being exchanged. Neither the Fund, the Principal Underwriter nor First Data Investor Services Group will be responsible for the authenticity of exchange instructions received by telephone, provided that reasonable procedures to confirm that instructions communicated are genuine have been followed. Telephone instructions will be tape recorded. In times of drastic economic or market changes, a telephone exchange may be difficult to implement. An exchange may result in a taxable gain or loss.


EATON VANCE SHAREHOLDER SERVICES
------------------------------------------------------------------------------
THE FUND OFFERS THE FOLLOWING SERVICES WHICH ARE VOLUNTARY, INVOLVE NO EXTRA CHARGE, AND MAY BE CHANGED OR DISCONTINUED WITHOUT PENALTY AT ANY TIME. Full information on each of the services described below and an application, where required, are available from Authorized Firms or the Principal Underwriter. The cost of administering such services for the benefit of shareholders who participate in them is borne by the Fund as an expense to all shareholders.


INVEST-BY-MAIL -- FOR PERIODIC SHARE ACCUMULATION: Once the $1,000 minimum investment has been made, checks of $50 or more payable to the order of EV Marathon National Municipals Fund may be mailed directly to First Data Investor Services Group, BOS725, P.O. Box 1559, Boston, MA 02104 at any time -- whether or not distributions are reinvested. The name of the shareholder, the Fund and the account number should accompany each investment.

BANK AUTOMATED INVESTING -- FOR REGULAR SHARE ACCUMULATION: Cash investments of $50 or more may be made automatically each month or quarter from a shareholder's bank account. The $1,000 minimum initial investment and small account redemption policy are waived for these accounts.

WITHDRAWAL PLAN: A shareholder may draw on shareholdings systematically with monthly or quarterly checks in an aggregate amount that does not exceed annually 12% of the account balance at the time the plan is established. Such amount will not be subject to a contingent deferred sales charge. See "How to Redeem Fund Shares". A minimum deposit of $5,000 in shares is required.

REINVESTMENT PRIVILEGE: A SHAREHOLDER WHO HAS REPURCHASED OR REDEEMED SHARES MAY REINVEST, WITH CREDIT FOR ANY CONTINGENT DEFERRED SALES CHARGES PAID ON THE REPURCHASED OR REDEEMED SHARES, ANY PORTION OR ALL OF THE REPURCHASE OR REDEMPTION PROCEEDS (PLUS THAT AMOUNT NECESSARY TO ACQUIRE A FRACTIONAL SHARE TO ROUND OFF THE PURCHASE TO THE NEAREST FULL SHARE) IN SHARES OF THE FUND, provided that the reinvestment is effected within 60 days after such repurchase or redemption and the privilege has not been used more than once in the prior 12 months. Shares are sold to a reinvesting shareholder at the next determined net asset value following timely receipt of a written purchase order by the Principal Underwriter or by the Fund (or by the Fund's transfer agent). To the extent that any shares of the Fund are sold at a loss and the proceeds are reinvested in shares of the Fund (or other shares of the Fund are acquired within the period beginning 30 days before and ending 30 days after the date of redemption) some or all of the loss generally will not be allowed as a tax deduction. Shareholders should consult their tax advisers concerning the tax consequences of reinvestments.

DISTRIBUTIONS AND TAXES
------------------------------------------------------------------------------
SUBSTANTIALLY ALL OF THE INVESTMENT INCOME ALLOCATED TO THE FUND BY THE PORTFOLIO, LESS THE FUND'S DIRECT AND ALLOCATED EXPENSES, WILL BE DECLARED DAILY AS A DISTRIBUTION TO FUND SHAREHOLDERS OF RECORD AT THE TIME OF DECLARATION. Such distributions, whether taken in cash or reinvested in additional shares, will ordinarily be paid monthly on the fifteenth day of each month or the next business day thereafter. The Fund anticipates that for tax purposes, the entire distribution, whether paid in cash or additional shares of the Fund, will constitute tax-exempt income to shareholders, except for the proportionate part of the distribution that may be considered taxable income if the Fund has taxable income during the calendar year. Shareholders reinvesting the monthly distribution should treat the amount of the entire distribution as the tax cost basis of the additional shares acquired by reason of such reinvestment. Daily distribution crediting will commence on the day that collected funds for the purchase of Fund shares are available at the Transfer Agent. Shareholders will receive timely federal income tax information as to the tax-exempt or taxable status of all distributions made by the Fund during the calendar year. The Fund's net realized capital gains, if any, consist of the net realized capital gains allocated to the Fund by the Portfolio for tax purposes, after taking into account any available capital loss carryovers; the Fund's net realized capital gains, if any, will be distributed at least once a year, usually in December.

The Fund intends to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended, (the "Code") and to satisfy certain requirements relating to the sources of its income, the distribution of its income, and the diversification of its assets. In satisfying these requirements, the Fund will treat itself as owning its proportionate share of each of the Portfolio's assets and as entitled to the income of the Portfolio properly attributable to such share.

  AS A REGULATED INVESTMENT COMPANY UNDER THE CODE, THE FUND DOES NOT PAY FEDERAL INCOME OR EXCISE TAXES TO THE EXTENT THAT IT DISTRIBUTES TO SHAREHOLDERS ITS NET INVESTMENT INCOME AND NET REALIZED CAPITAL GAINS IN ACCORDANCE WITH THE TIMING REQUIREMENTS IMPOSED BY THE CODE. AS A PARTNERSHIP UNDER THE CODE, THE PORTFOLIO ALSO DOES NOT PAY FEDERAL INCOME OR EXCISE TAXES.

Distributions of interest on certain municipal obligations constitute a tax preference item under the alternative minimum tax provisions applicable to individuals and corporations. Distributions of taxable income (including a portion of any original issue discount with respect to certain stripped municipal obligations and stripped coupons and accretion of certain market discount) and net short-term capital gains will be taxable to shareholders as ordinary income. Distributions of long-term capital gains included therein are taxable to shareholders as such for federal income tax purposes, regardless of the length of time Fund shares have been owned by the shareholder. Tax-exempt distributions received from the Fund are includable in the tax base for determining the taxability of social security and railroad retirement benefits.

Interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of the Fund is not deductible. Further, entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by industrial development or private activity bonds should consult their tax advisers before purchasing shares of the Fund. "Substantial user" is defined in applicable Treasury regulations to include a "non-exempt person" who regularly uses in trade or business a part of a facility financed from the proceeds of industrial development bonds and would likely be interpreted to include private activity bonds issued to finance similar facilities.


Shareholders should consult their own tax advisers with respect to the state, local and foreign tax consequences of investing in the Fund.


PERFORMANCE INFORMATION
------------------------------------------------------------------------------
FROM TIME TO TIME, THE FUND MAY ADVERTISE ITS YIELD AND/OR AVERAGE ANNUAL TOTAL RETURN. The Fund's current yield is calculated by dividing the net investment income per share earned during a recent 30-day period by the maximum offering price per share of the Fund (net asset value) on the last day of the period and annualizing the resulting figure. A taxable-equivalent yield is computed by using the tax-exempt yield figure and dividing by 1 minus the tax rate. The Fund's average annual total return is determined by computing the average annual percentage change in value of $1,000 invested at the maximum sales charge (net asset value) for specified periods ending with the most recent calendar quarter, assuming reinvestment of all distributions. The average annual total return calculation assumes a complete redemption of the investment and the deduction of any applicable contingent deferred sales charge at the end of the period. The Fund may publish annual and cumulative total return figures from time to time.

The Principal Underwriter may publish to Authorized Firms the Fund's distribution rate and/or its effective distribution rate. The Fund's distribution rate is computed by dividing the most recent monthly distribution per share annualized by the current net asset value per share. The Fund's effective distribution rate is computed by dividing the distribution rate by the ratio used to annualize the most recent monthly distribution and reinvesting the resulting amount for a full year on the basis of such ratio. The effective distribution rate will be higher than the distribution rate because of the compounding effect of the assumed reinvestment. Investors should note that the Fund's yield is calculated using a standardized formula, the income component of which is computed from the yields to maturity of all debt obligations held by the Portfolio based on prescribed methods (with all purchases and sales of securities during such period included in the income calculation on a settlement date basis), whereas the distribution rate is based on the Fund's last monthly distribution which tends to be relatively stable and may be more or less than the amount of net investment income and short-term capital gain actually earned by the Fund during the month.

The Fund may also publish total return figures which do not take into account any contingent deferred sales charge which may be imposed upon redemptions at the end of the specific period. Any performance figure which does not take into account the contingent deferred sales charge would be reduced to the extent such charge is imposed upon a redemption.

Investors should note that the investment results of the Fund will fluctuate over time, and any presentation of the Fund's current yield or total return for any prior period should not be considered a representation of what an investment may earn or what the Fund's yield or total return may be in any future period.

                                                                      APPENDIX
                        NATIONAL MUNICIPALS PORTFOLIO


                        ASSET COMPOSITION INFORMATION
                 FOR THE FISCAL YEAR ENDED SEPTEMBER 30, 1995

                            RATINGS OF                                                  RATINGS OF
                          MUNICIPAL BONDS                                             MUNICIPAL BONDS
                            BY MOODY'S                                                    BY S&P

                                                  PERCENT OF                                                  PERCENT OF
                                                  NET ASSETS                                                  NET ASSETS
                                                  ----------                                                  ----------
  Aaa .......................................        19.25        AAA ...................................        21.48
  Aa2 .......................................         3.61        AA+ ...................................         0.02
  Aa3 .......................................         2.13        AA ....................................         2.36
  A1 ........................................         2.14        AA- ...................................         2.60
  A2 ........................................         3.37        A+ ....................................         0.72
  Baa1 ......................................         7.63        A .....................................         1.73
  Baa2 ......................................        11.23        A- ....................................         2.63
  Baa3 ......................................         4.59        BBB+ ..................................         3.64
  Ba1 .......................................         3.03        BBB ...................................         9.43
  Ba2 .......................................         0.37        BBB- ..................................         3.03
  B1 ........................................         0.88        BB+ ...................................         6.31
  B2 ........................................         0.55        BB ....................................         6.23
  Unrated ...................................        41.22        B .....................................         0.21
                                                    ------        Unrated ...............................        39.61
                                                    100.00%                                                     ------
                                                                                                                100.00%

The chart above indicates the weighted average composition of the securities held by the Portfolio for the period ended September 30, 1995, with the debt securities rated by Moody's and S&P separated into the indicated categories. The above was calculated on a dollar weighted basis and was computed as at the end of each month during the fiscal year. The chart does not necessarily indicate what the composition of the securities held by the Portfolio's will be in the current and subsequent fiscal years. Securities that are rated by one rating agency may be "unrated" by the other.

For a description of Moody's and S&P's municipal bond ratings, see the Appendix to the Statement of Additional Information.

[Logo]
EATON VANCE
------------------
      Mutual Funds


EV MARATHON

NATIONAL MUNICIPALS

FUND

PROSPECTUS

FEBRUARY 1, 1996



EV MARATHON NATIONAL
MUNICIPALS FUND
24 FEDERAL STREET
BOSTON, MA 02110

--------------------------------------------------------------------------------
PORTFOLIO INVESTMENT ADVISER
Boston Management and Research, 24 Federal Street, Boston, MA 02110

FUND ADMINISTRATOR
Eaton Vance Management, 24 Federal Street, Boston, MA 02110

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc., 24 Federal Street, Boston, MA 02110
  (800) 225-6265

CUSTODIAN
Investors Bank & Trust Company, 89 South Street, Boston, MA 02111

TRANSFER AGENT
First Data Investor Services Group, BOS725, P.O. Box 1559, Boston, MA 02104
  (800) 262-1122

AUDITORS
Deloitte & Touche LLP, 125 Summer Street, Boston, MA 02110

                                                                           M-HMP

                                    Part A
                     Information Required in a Prospectus


                                EV TRADITIONAL
                           NATIONAL MUNICIPALS FUND
------------------------------------------------------------------------------


EV TRADITIONAL NATIONAL MUNICIPALS FUND (THE "FUND") IS A MUTUAL FUND SEEKING TO PROVIDE CURRENT INCOME EXEMPT FROM THE REGULAR FEDERAL INCOME TAX. THE FUND INVESTS ITS ASSETS IN NATIONAL MUNICIPALS PORTFOLIO (THE "PORTFOLIO"), A DIVERSIFIED OPEN-END INVESTMENT COMPANY HAVING THE SAME INVESTMENT OBJECTIVE AS THE FUND, RATHER THAN BY DIRECTLY INVESTING IN AND MANAGING ITS OWN PORTFOLIO OF SECURITIES AS WITH HISTORICALLY STRUCTURED MUTUAL FUNDS. THE FUND IS A SERIES OF EATON VANCE MUNICIPALS TRUST (THE "TRUST").

Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Shares of the Fund involve investment risks, including fluctuations in value and the possible loss of some or all of the principal investment.

This Prospectus is designed to provide you with information you should know before investing. Please retain this document for future reference. A Statement of Additional Information dated February 1, 1996 for the Fund, as supplemented from time to time, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. This Statement of Additional Information is available without charge from the Fund's principal underwriter, Eaton Vance Distributors, Inc. (the "Principal Underwriter"), 24 Federal Street, Boston, MA 02110 (telephone (800) 225-6265). The Portfolio's investment adviser is Boston Management and Research (the "Investment Adviser"), a wholly-owned subsidiary of Eaton Vance Management, and Eaton Vance Management is the administrator (the "Administrator") of the Fund. The offices of the Investment Adviser and the Administrator are located at 24 Federal Street, Boston, MA 02110.
------------------------------------------------------------------------------


   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------------------------------------------------
                                                      PAGE                                                            PAGE

Shareholder and Fund Expenses ........................   2     Reports to Shareholders ...............................  13
The Fund's Financial Highlights ......................   3     The Lifetime Investing Account/Distribution Options ...  13
The Fund's Investment Objective ......................   4     The Eaton Vance Exchange Privilege ....................  14
How the Fund and the Portfolio Invest their Assets ...   4     Eaton Vance Shareholder Services ......................  15
Organization of the Fund and the Portfolio ...........   7     Distributions and Taxes ...............................  16
Management of the Fund and the Portfolio .............   9     Performance Information ...............................  17
Service Plan .........................................  10     Statement of Intention and Escrow Agreement ...........  18
Valuing Fund Shares ..................................  10     Appendix ..............................................  19
How to Buy Fund Shares ...............................  11
How to Redeem Fund Shares ............................  12
--------------------------------------------------------------------------------------------------------------------------

                      PROSPECTUS DATED FEBRUARY 1, 1996

SHAREHOLDER AND FUND EXPENSES
-------------------------------------------------------------------------------
  SHAREHOLDER TRANSACTION EXPENSES
  ------------------------------------------------------------------------------
  Maximum Sales Charge Imposed on Purchases of Shares
    (as a percentage of offering price)                                   3.75%
  Sales Charges Imposed on Reinvested Distributions                        None
  Fees to Exchange Shares                                                  None

ANNUAL FUND AND ALLOCATED PORTFOLIO OPERATING EXPENSES
  (as a percentage of average daily net assets)
-------------------------------------------------------------------------------
  Investment Adviser Fee                                                  0.45%
  Other Expenses (including Service Plan Fees of .15%
    and after expense reduction)                                          0.35
                                                                          ----
      Total Operating Expenses (after reduction)                          0.80%
                                                                          ====



EXAMPLE                                                                         1 YEAR       3 YEARS      5 YEARS     10 YEARS
------------------------------------------------------------------------------------------------------------------------------
An investor would pay the following maximum initial sales charge and expenses on a $1,000 investment, assuming (a) 5% annual
  return and (b) redemption at the end of each period:                            $45          $62          $80         $133

NOTES:

The table and Example summarize the aggregate expenses of the Fund and the Portfolio and are designed to help investors understand the costs and expenses they will bear, directly or indirectly, by investing in the Fund. Information for the Fund is based on its expenses for the most recent fiscal year (except for Service Plan Fees which are estimated for the current fiscal year). Absent an expense allocation, Other Expenses would have been 0.63% of the Fund's average daily net assets and Total Operating Expenses would have been 1.09% of the Fund's average daily net assets. The Fund invests exclusively in the Portfolio. The Trustees believe the aggregate per share expenses of the Fund and the Portfolio should approximate, and over time may be less than, the per share expenses the Fund would incur if the Fund were instead to retain the services of an investment adviser and its assets were invested directly in the type of securities being held by the Portfolio. The Example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. Federal regulations require the Example to assume a 5% annual return, but actual return will vary. For further information regarding the expenses of the Fund and the Portfolio see "The Fund's Financial Highlights," "Organization of the Fund and the Portfolio," "Management of the Fund and the Portfolio" and "How to Redeem Fund Shares." If shares of a Fund are purchased at net asset value with no initial sales charge by virtue of the purchase having been in the amount of $1 million or more and are redeemed within 12 months of purchase, a contingent deferred sales charge of 0.50% will be imposed on such redemption. See "How to Buy Fund Shares," "How to Redeem Fund Shares" and "Eaton Vance Shareholder Services." The Portfolio's monthly advisory fee has two components, a fee based on daily net assets and a fee based on daily gross income, as set forth in the fee schedule on page 9. Other investment companies with different distribution arrangements and fees are investing in the Portfolio and others may do so in the future. See "Organization of the Fund and the Portfolio."

THE FUND'S FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
The following information should be read in conjunction with the audited financial statements included in the Fund's annual report to Shareholders which is incorporated by reference into the Statement of Additional Information in reliance upon the report of Deloitte & Touche LLP, independent certified public accountants, as experts in accounting and auditing. Further information regarding the performance of the Fund is contained in the Fund's annual report to shareholders which may be obtained without charge by contacting the Principal Underwriter, Eaton Vance Distributors, Inc.
------------------------------------------------------------------------------
                                                   YEAR ENDED SEPTEMBER 30,
                                                   -------------------------
                                                     1995           1994*
                                                    ------          ------

  NET ASSET VALUE,  beginning of year              $10.000         $10.000
                                                   -------         -------
    INCOME FROM OPERATIONS:
    Net investment income                          $ 0.691         $ 0.334
    Net realized and unrealized gain on
      investments                                    0.471           0.002++
                                                   -------         -------
      Total income from operations                 $ 1.162         $ 0.336
                                                   -------         -------
    LESS DISTRIBUTIONS:
    From net investment income                     $(0.691)        $(0.334)
    In excess of net investment income(3)           (0.001)         (0.002)
                                                   -------         -------
      Total distributions                          $(0.692)        $(0.336)
                                                   -------         -------

  NET ASSET VALUE, end of year                     $10.470         $10.000
                                                   =======         =======
  TOTAL RETURN(2)                                   12.10%           3.34%
    RATIOS/SUPPLEMENTAL DATA**:
    Net assets, end of period (000 omitted)        $26,524         $ 4,281
    Ratio of net expenses to average daily net
      assets(1)                                      0.66%           0.43%+
    Ratio of net investment income to average
      daily net assets                               6.60%           5.97%+

    **For the period from the start of business, April 5, 1994, to September 30, 1994, and for the year ended September 30, 1995, the operating expenses of the Fund reflect an allocation of expenses to the Administrator. Had such action not been taken, net investment income per share and the ratios would have been as follows:

  NET INVESTMENT INCOME PER SHARE                  $ 0.646         $ 0.255
                                                   =======         =======
    RATIOS
     (As a percentage of average daily net assets):
      Expenses (1)                                   1.09%           1.84%+
      Net investment income                          6.17%           4.56%+

  + Annualized.
 ++ The per share amount is not in accord with the net realized and unrealized gains and losses for the period because of the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.
(1) Includes the Fund's share of the Portfolio's allocated expenses.
(2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the payable date. Total return is computed on a non- annualized basis.
(3) The Fund has followed the Statement of Position (SOP) 93-2: Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies. The SOP requires that differences in the recognition or classification of income between the financial statements and tax earnings and profits that result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or accumulated net realized gains.
  * For the period from the start of business, April 5, 1994, to September 30, 1994.

THE FUND'S INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
THE FUND'S INVESTMENT OBJECTIVE IS TO PROVIDE CURRENT INCOME EXEMPT FROM REGULAR FEDERAL INCOME TAX. The Fund currently seeks to meet its investment objective by investing its assets in the National Municipals Portfolio (the "Portfolio"), a separate registered investment company which invests primarily in municipal obligations (described below) which are rated at least investment grade by a major rating agency or, if unrated, determined to be of at least investment grade quality by the Investment Adviser.

HOW THE FUND AND THE PORTFOLIO INVEST THEIR ASSETS
------------------------------------------------------------------------------
THE FUND SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING EITHER DIRECTLY OR INDIRECTLY THROUGH ANOTHER OPEN-END MANAGEMENT INVESTMENT COMPANY PRIMARILY (I.E., AT LEAST 80% OF ITS ASSETS DURING PERIODS OF NORMAL MARKET CONDITIONS) IN DEBT OBLIGATIONS ISSUED BY OR ON BEHALF OF STATES, TERRITORIES AND POSSESSIONS OF THE UNITED STATES, AND THE DISTRICT OF COLUMBIA AND THEIR POLITICAL SUBDIVISIONS, AGENCIES OR INSTRUMENTALITIES, THE INTEREST ON WHICH IS EXEMPT FROM REGULAR FEDERAL INCOME TAX. The foregoing policy is a fundamental policy of both the Fund and the Portfolio, which may not be changed unless authorized by a vote of the shareholders of the Fund or the investors in the Portfolio, as the case may be.

At least 65% of the net assets of the Portfolio will normally be invested in obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody's Investors Service, Inc. ("Moody's") or BBB or higher by either Standard & Poor's Ratings Group ("S&P") or by Fitch Investors Service, Inc. ("Fitch")), or, if unrated, determined by the Investment Adviser to be of at least investment grade quality. The Portfolio may invest less than 35% of its net assets in municipal obligations rated below investment grade (but not lower than B by Moody's, S&P or Fitch) and unrated municipal obligations considered to be of comparable quality by the Investment Adviser. Municipal obligations rated Baa or BBB may have speculative characteristics. Also, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than in the case of higher rated obligations. Securities rated below BBB or Baa are commonly known as "junk bonds". The Portfolio may retain an obligation whose rating drops below B after its acquisition if such retention is considered desirable by the Investment Adviser. See "Additional Risk Considerations." For a description of municipal obligation ratings, see the Statement of Additional Information.

MUNICIPAL OBLIGATIONS. Municipal obligations include bonds, notes and commercial paper issued by a municipality for a wide variety of both public and private purposes, the interest on which is, in the opinion of bond counsel, exempt from regular federal income tax. Public purpose municipal bonds include general obligation and revenue bonds. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility. Municipal notes include bond anticipation, tax anticipation and revenue anticipation notes, which are short-term obligations that will be retired with the proceeds of an anticipated bond issue, tax revenue or facility revenue, respectively.

Interest on certain types of municipal obligations may be subject to the federal alternative minimum tax (the "AMT") for individual investors. As at September 30, 1995, the Portfolio had 24.8% of its net assets invested in such obligations. Distributions to corporate investors of certain interest income may also be subject to the AMT. The Fund may not be suitable for investors subject to the AMT.

CONCENTRATION. The Portfolio may invest 25% or more of its total assets in municipal obligations of issuers located in the same state or in municipal obligations of the same type, including without limitation the following: lease rental obligations of state and local authorities; obligations of state and local housing finance authorities, municipal utilities systems or public housing authorities; obligations of hospitals or life care facilities; or industrial development or pollution control bonds issued for electric utility systems, steel companies, paper companies or other purposes. This may make the Portfolio more susceptible to adverse economic, political, or regulatory occurrences affecting a particular category of issuers. For example, health-care related issuers are susceptible to medicaid reimbursement policies, and national and state health care legislation. As the Portfolio's concentration increases, so does the potential for fluctuation in the value of the Fund's shares.

DIVERSIFIED STATUS. The Portfolio is a "diversified" investment company under the Investment Company Act of 1940 (the "1940 Act"). This means that with respect to 75% of its total assets (1) the Portfolio may not invest more than 5% of its total assets in the securities of any one issuer (except U.S. Government obligations) and (2) the Portfolio may not own more than 10% of the outstanding voting securities of any one issuer. Since municipal obligations are not voting securities, there is no limit on the percentage of a single issuer's obligations which the Portfolio may own so long as it does not invest more than 5% of its total assets in the securities of that issuer. Consequently, the Portfolio may invest in a greater percentage of the outstanding securities of a single issuer than would an investment company which invests in voting securities. There is no diversification requirement with respect to the remaining 25% of the Portfolio's total assets, so that all of such assets may be invested in the securities of any one issuer. To the extent that the Portfolio is less diversified than that of other investment companies, it may be subject to an increased risk of loss if the issuer is unable to make interest or principal payments or if the market value of such securities declines.

OTHER INVESTMENT PRACTICES
The Portfolio may engage in the following investment practices, some of which may be considered to involve "derivative" instruments because they derive their value from another instrument, security or index. In addition, the Portfolio may temporarily borrow up to 5% of the value of its total assets to satisfy redemption requests or settle securities transactions.

WHEN-ISSUED SECURITIES. The Portfolio may purchase securities on a "when-issued" basis, which means that payment and delivery occur on a future settlement date. The price and yield of such securities are generally fixed on the date of commitment to purchase. However, the market value of the securities may fluctuate prior to delivery and upon delivery the securities may be worth more or less than the Portfolio agreed to pay for them. The Portfolio may also purchase instruments that give the Portfolio the option to purchase a municipal obligation when and if issued.

INVERSE FLOATERS. The Portfolio may invest in municipal securities whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index ("inverse floaters"). An investment in inverse floaters may involve greater risk than an investment in a fixed rate bond. Because changes in the interest rate on the other security or index inversely affect the residual interest paid on the inverse floater, the value of an inverse floater is generally more volatile than that of a fixed rate bond. Inverse floaters have interest rate adjustment formulas which generally reduce or, in the extreme, eliminate the interest paid to the Portfolio when short-term interest rates rise, and increase the interest paid to the Portfolio when short-term interest rates fall. Inverse floaters have varying degrees of liquidity, and the market for these securities is new and relatively volatile. These securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline. Shifts in long-term interest rates may, however, alter this tendency. Although volatile, inverse floaters typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities usually permit the investor to convert the floating rate to a fixed rate (normally adjusted downward), and this optional conversion feature may provide a partial hedge against rising rates if exercised at an opportune time. Inverse floaters are leveraged because they provide two or more dollars of bond market exposure for every dollar invested.

FUTURES TRANSACTIONS. The Portfolio may purchase and sell varous kinds of financial futures contracts and options thereon to hedge against changes in interest rates. Futures contracts may be based on various debt securities (such as U.S. Government securities and municipal obligations) and securities indices (such as the Municipal Bond Index traded on the Chicago Board of Trade). Such transactions involve a risk of loss or depreciation due to unanticipated adverse changes in securities prices, which may exceed the Portfolio's initial investment in these contracts. The Portfolio may not purchase or sell futures contracts or related options, except for closing purchase or sale transactions, if immediately thereafter the sum of the amount of margin deposits and premiums paid on the Portfolio's outstanding positions would exceed 5% of the market value of the Portfolio's net assets. These transactions involve transaction costs. There can be no assurance that the Investment Adviser's use of futures will be advantageous to the Portfolio. Distributions by the Fund of any gains realized on the Portfolio's transactions in futures and options on futures will be taxable.

INSURED OBLIGATIONS. The Portfolio may purchase municipal bonds that are additionally secured by insurance, bank credit agreements, or escrow accounts. The credit quality of companies which provide such credit enhancements will affect the value of those securities. Although the insurance feature reduces certain financial risks, the premiums for insurance and the higher market price paid for insured obligations may reduce the Fund's current yield. Insurance generally will be obtained from insurers with a claims-paying ability rated Aaa by Moody's or AAA by S&P or Fitch. The insurance does not guarantee the market value of the insured obligations or the net asset value of the Fund's shares.

ADDITIONAL RISK CONSIDERATIONS
Many municipal obligations offering current income are in the lowest investment grade category (Baa or BBB), lower categories or may be unrated. As indicated above, the Portfolio may invest in municipal obligations rated below investment grade (but not lower than B by Moody's, S&P or Fitch) and comparable unrated obligations. See the Appendix to this Prospectus for the asset composition of the Portfolio for the fiscal year ended September 30, 1995. The lowest investment grade, lower rated and comparable unrated municipal obligations in which the Portfolio may invest will have speculative characteristics in varying degrees. While such obligations may have some quality and protective characteristics, these characteristics can be expected to be offset or outweighed by uncertainties or major risk exposures to adverse conditions. Lower rated and comparable unrated municipal obligations are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations (credit risk) and may also be subject to greater price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Lower rated or unrated municipal obligations are also more likely to react to real or perceived developments affecting market and credit risk than are more highly rated obligations, which react primarily to movements in the general level of interest rates. The Investment Adviser seeks to minimize the risks of investing in below investment grade securities through professional investment analysis and attention to current developments in interest rates and economic conditions. When the Portfolio invests in lower rated or unrated municipal obligations, the achievement of the Portfolio's goals is more dependent on the Investment Adviser's ability than would be the case if the Portfolio were investing in municipal obligations in the higher rating categories.

The Portfolio may retain defaulted obligations in its portfolio when such retention is considered desirable by the Investment Adviser. In the case of a defaulted obligation, the Portfolio may incur additional expense seeking recovery of its investment. Municipal obligations held by the Portfolio which are rated below investment grade but which, subsequent to the assignment of such rating, are backed by escrow accounts containing U.S. Government obligations may be determined by the Investment Adviser to be of investment grade quality for purposes of the Portfolio's investment policies. The Portfolio may retain in its portfolio an obligation whose rating drops below B after its acquisition, if such retention is considered desirable by the Investment Adviser; provided, however, that holdings of obligations rated below Baa or BBB will be less than 35% of net assets. In the event the rating of an obligation held by the Portfolio is downgraded, causing the Portfolio to exceed this limitation, the Investment Adviser will (in an orderly fashion within a reasonable period of time) dispose of such obligations as it deems necessary in order to comply with the Portfolio's credit quality limitations.

The net asset value of shares of the Fund will change in response to fluctuations in prevailing interest rates and changes in the value of the securities held by the Portfolio. When interest rates decline, the value of securities held by the Portfolio can be expected to rise. Conversely, when interest rates rise, the value of most portfolio security holdings can be expected to decline. Changes in the credit quality of the issuers of municipal obligations held by the Portfolio will affect the principal value of (and possibly the income earned on) such obligations. In addition, the values of such securities are affected by changes in general economic conditions and business conditions affecting the specific industries of their issuers. Changes by recognized rating services in their ratings of a security and in the ability of the issuer to make payments of principal and interest may also affect the value of the Portfolio's investments. The amount of information about the financial condition of an issuer of municipal obligations may not be as extensive as that made available by corporations whose securities are publicly traded. An investment in shares of the Fund will not constitute a complete investment program.

At times, a substantial portion of the Portfolio's assets may be invested in securities as to which the Portfolio, by itself or together with other accounts managed by the Investment Adviser and its affiliates, holds a major portion or all of such securities. Under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Portfolio could find it more difficult to sell such securities when the Investment Adviser believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. Under such circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing the Portfolio's net asset value.

The secondary market for some municipal obligations (including issues which are privately placed with the Portfolio) is less liquid than that for taxable debt obligations or other more widely traded municipal obligations. The Portfolio will not invest in illiquid securities if more than 15% of its net assets would be invested in securities that are not readily marketable. No established resale market exists for certain of the municipal obligations in which the Portfolio may invest. The market for obligations rated below investment grade is also likely to be less liquid than the market for higher rated obligations. As a result, the Portfolio may be unable to dispose of these municipal obligations at times when it would otherwise wish to do so at the prices at which they are valued.

Certain securities held by the Portfolio may permit the issuer at its option to "call," or redeem, its securities. If an issuer redeems securities held by the Portfolio during a time of declining interest rates, the Portfolio may not be able to reinvest the proceeds providing the same investment return as the securities redeemed.

Some of the securities in which the Portfolio invests may include so-called "zero-coupon" bonds, whose values are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently. Zero-coupon bonds are issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security. The Portfolio is required to accrue and distribute income from zero-coupon bonds on a current basis, even though it does not receive that income currently in cash. Thus, the Portfolio may have to sell other investments to obtain cash needed to make income distributions.

The Portfolio may invest in municipal leases, and participations in municipal leases. The obligation of the issuer to meet its obligations under such leases is often subject to the appropriation by the appropriate legislative body, on an annual or other basis, of funds for the payment of the obligations. Investments in municipal leases are thus subject to the risk that the legislative body will not make the necessary appropriation and the issuer will not otherwise be willing or able to meet its obligation.

  THE FUND AND PORTFOLIO HAVE ADOPTED CERTAIN FUNDAMENTAL INVESTMENT RESTRICTIONS WHICH ARE ENUMERATED IN DETAIL IN THE STATEMENT OF ADDITIONAL INFORMATION AND WHICH MAY NOT BE CHANGED UNLESS AUTHORIZED BY A SHAREHOLDER VOTE AND AN INVESTOR VOTE, RESPECTIVELY. EXCEPT FOR SUCH ENUMERATED RESTRICTIONS AND AS OTHERWISE INDICATED IN THIS PROSPECTUS, THE INVESTMENT OBJECTIVE AND POLICIES OF THE FUND AND PORTFOLIO ARE NOT FUNDAMENTAL POLICIES AND ACCORDINGLY MAY BE CHANGED BY THE TRUSTEES OF THE TRUST AND THE PORTFOLIO WITHOUT OBTAINING THE APPROVAL OF THE FUND'S SHAREHOLDERS OR THE INVESTORS IN THE PORTFOLIO, AS THE CASE MAY BE. IF ANY CHANGES WERE MADE IN THE FUND'S INVESTMENT OBJECTIVE, THE FUND MIGHT HAVE INVESTMENT OBJECTIVES DIFFERENT FROM THE OBJECTIVE WHICH AN INVESTOR CONSIDERED APPROPRIATE AT THE TIME THE INVESTOR BECAME A SHAREHOLDER IN THE FUND.

ORGANIZATION OF THE FUND AND THE PORTFOLIO
------------------------------------------------------------------------------
THE FUND IS A SERIES OF EATON VANCE MUNICIPALS TRUST (THE "TRUST"), A BUSINESS TRUST ESTABLISHED UNDER MASSACHUSETTS LAW PURSUANT TO A DECLARATION OF TRUST DATED SEPTEMBER 30, 1985, AS AMENDED AND RESTATED. THE TRUST IS A MUTUAL FUND -- AN OPEN-END MANAGEMENT INVESTMENT COMPANY. The Trustees of the Trust are responsible for the overall management and supervision of its affairs. The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series and because the Trust can offer separate series (such as the Fund) it is known as a "series company." Each share represents an equal proportionate beneficial interest in the Fund. When issued and outstanding, the shares are fully paid and nonassessable by the Trust and redeemable as described under "How to Redeem Fund Shares". Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of the Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

THE PORTFOLIO IS ORGANIZED AS A TRUST UNDER THE LAWS OF THE STATE OF NEW YORK AND INTENDS TO BE TREATED AS A PARTNERSHIP FOR FEDERAL TAX PURPOSES. The Portfolio, as well as the Trust, intends to comply with all applicable federal and state securities laws. The Portfolio's Declaration of Trust provides that the Fund and other entities investing in the Portfolio (e.g., other U.S. and foreign investment companies, and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and the Portfolio itself is unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of the Fund investing in the Portfolio.

SPECIAL INFORMATION ON THE FUND/PORTFOLIO INVESTMENT STRUCTURE. An investor in the Fund should be aware that the Fund, unlike mutual funds which directly acquire and manage their own portfolios of securities, seeks to achieve its investment objective by investing its assets in an interest in the Portfolio (although the Fund may temporarily hold a de minimus amount of cash), which is a separate investment company with an identical investment objective. Therefore, the Fund's interest in securities owned by the Portfolio is indirect. In addition to selling an interest to the Fund, the Portfolio may sell interests to other affiliated and non-affiliated mutual funds or institutional investors. Such investors will invest in the Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. However, the other investors investing in the Portfolio are not required to sell their shares at the same public offering price as the Fund due to variations in sales commissions and other operating expenses. Therefore, investors in the Fund should be aware that these differences may result in differences in returns experienced by investors in the various funds that invest in the Portfolio. Such differences in returns are also present in other mutual fund structures, including funds that have multiple classes of shares. For information regarding the investment objective, policies and restrictions of the Portfolio, see "The Fund's Investment Objective" and "How the Fund and the Portfolio Invest their Assets." Further information regarding investment practices may be found in the Statement of Additional Information.


The Trustees of the Trust have considered the advantages and disadvantages of investing the assets of the Fund in the Portfolio, as well as the advantages and disadvantages of the two-tier format. The Trustees believe that the structure offers opportunities for substantial growth in the assets of the Portfolio, and affords the potential for economies of scale for the Fund, at least when the assets of the Portfolio exceed $500 million.


The Fund may withdraw (completely redeem) all its assets from the Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interest of the Fund to do so. The investment objective and the nonfundamental investment policies of the Fund and the Portfolio may be changed by the Trustees of the Trust and the Portfolio without obtaining the approval of the shareholders of the Fund or the investors in the Portfolio, as the case may be. Any such change of the investment objective of the Fund or the Portfolio will be preceded by thirty days' advance written notice to the shareholders of the Fund or the investors in the Portfolio, as the case may be. In the event the Fund withdraws all of its assets from the Portfolio, or the Board of Trustees of the Trust determines that the investment objective of the Portfolio is no longer consistent with the investment objective of the Fund, the Board of Trustees of the Trust would consider what action might be taken, including investing the assets of the Fund in another pooled investment entity or retaining an investment adviser to manage the Fund's assets in accordance with its investment objective. The Fund's investment performance may be affected by a withdrawal of all its assets from the Portfolio.

Information regarding other pooled investment entities or funds which invest in the Portfolio may be obtained by contacting Eaton Vance Distributors, Inc. (the "Principal Underwriter" or "EVD"), 24 Federal Street, Boston, MA 02110 (617) 482-8260. Smaller investors in the Portfolio may be adversely affected by the actions of a larger investor in the Portfolio. For example, if a large investor withdraws from the Portfolio, the remaining investors may experience higher pro rata operating expenses, thereby producing lower returns. Additionally, the Portfolio may become less diverse, resulting in increased portfolio risk, and experience decreasing economies of scale. However, this possibility exists as well for historically structured funds which have large or institutional investors.

Until 1992, the Administrator sponsored and advised historically structured funds. Funds which invest all their assets in interests in a separate investment company are a relatively new development in the mutual fund industry and, therefore, the Fund may be subject to additional regulations than historically structured funds.

The Declaration of Trust of the Portfolio provides that the Portfolio will terminate 120 days after the complete withdrawal of the Fund or any other investor in the Portfolio, unless either the remaining investors, by unanimous vote at a meeting of such investors, or a majority of the Trustees of the Portfolio, by written instrument consented to by all investors, agree to continue the business of the Portfolio. This provision is consistent with treatment of the Portfolio as a partnership for federal income tax purposes. See "Distributions and Taxes" for further information. Whenever the Fund as an investor in the Portfolio is requested to vote on matters pertaining to the Portfolio (other than the termination of the Portfolio's business, which may be determined by the Trustees of the Portfolio without investor approval), the Fund will hold a meeting of Fund shareholders and will vote its interest in the Portfolio for or against such matters proportionately to the instructions to vote for or against such matters received from Fund shareholders. The Fund shall vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. Other investors in the Portfolio may alone or collectively acquire sufficient voting interests in the Portfolio to control matters relating to the operation of the Portfolio, which may require the Fund to withdraw its investment in the Portfolio or take other appropriate action. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

The Trustees of the Trust, including a majority of the noninterested Trustees, have approved written procedures designed to identify and address any potential conflicts of interest arising from the fact that the Trustees of the Trust and the Trustees of the Portfolio are the same. Such procedures require each Board to take actions to resolve any conflict of interest between the Fund and the Portfolio, and it is possible that the creation of separate Boards may be considered. For further information concerning the Tustees and officers of the Trust and the Portfolio, see the Statement of Additional Information.

MANAGEMENT OF THE FUND AND THE PORTFOLIO
------------------------------------------------------------------------------
THE PORTFOLIO ENGAGES BOSTON MANAGEMENT AND RESEARCH ("BMR"), A WHOLLY-OWNED SUBSIDIARY OF EATON VANCE MANAGEMENT ("EATON VANCE"), AS ITS INVESTMENT ADVISER. EATON VANCE, ITS AFFILIATES AND ITS PREDECESSOR COMPANIES HAVE BEEN MANAGING ASSETS OF INDIVIDUALS AND INSTITUTIONS SINCE 1924 AND MANAGING INVESTMENT COMPANIES SINCE 1931.

Acting under the general supervision of the Board of Trustees of the Portfolio, BMR manages the Portfolio's investments and affairs and furnishes for the use of the Portfolio office space and all necessary office facilities, equipment and personnel for servicing the investments of the Portfolio. Under its investment advisory agreement with the Portfolio, BMR receives a monthly advisory fee equal to the aggregate of


(a) a daily asset based fee computed by applying the annual asset rate applicable to that portion of the total daily net assets in each Category as indicated below, plus

(b) a daily income based fee computed by applying the daily income rate applicable to that portion of the total daily gross income (which portion shall bear the same relationship to the total daily gross income on such day as that portion of the total daily net assets in the same Category bears to the total daily net assets on such day) in each Category as indicated below:

                                                      ANNUAL         DAILY
  CATEGORY   DAILY NET ASSETS                         ASSET RATE     INCOME RATE
  ------------------------------------------------------------------------------
  1          up to $500 million                       0.300%         3.00%
  2          $500 million but less than $1 billion    0.275%         2.75%
  3          $1 billion but less than $1.5 billion    0.250%         2.50%
  4          $1.5 billion but less than $2 billion    0.225%         2.25%
  5          $2 billion but less than $3 billion      0.200%         2.00%
  6          $3 billion and over                      0.175%         1.75%


As at September 30, 1995, the Portfolio had net assets of $2,260,646,363. For the fiscal year ended September 30, 1995, the Portfolio paid BMR advisory fees equivalent to 0.45% of the Portfolio's average net assets for such year.

BMR OR EATON VANCE ACTS AS INVESTMENT ADVISER TO INVESTMENT COMPANIES AND VARIOUS INDIVIDUAL AND INSTITUTIONAL CLIENTS WITH ASSETS UNDER MANAGEMENT OF APPROXIMATELY $16 BILLION. Eaton Vance is a wholly-owned subsidiary of Eaton Vance Corp., a publicly-held holding company. Eaton Vance Corp., through its subsidiaries and affiliates, engages in investment management and marketing activities, oil and gas operations, real estate investment, consulting and management, and development of precious metals properties.

Thomas M. Metzold has acted as the portfolio manager of the Portfolio since December 17, 1993. He has been a Vice President of Eaton Vance since 1991 and of BMR since 1992, and an employee of Eaton Vance since 1987.


Municipal obligations are normally traded on a net basis (without commission) through broker-dealers and banks acting for their own account. Such firms attempt to profit from such transactions by buying at the bid price and selling at the higher asked price of the market, and the difference is customarily referred to as the spread. In selecting firms which will execute portfolio transactions BMR judges their professional ability and quality of service and uses its best efforts to obtain execution at prices which are advantageous to the Portfolio and at reasonably competitive spreads. Subject to the foregoing, BMR may consider sales of shares of the Fund or of other investment companies sponsored by BMR or Eaton Vance as a factor in the selection of firms to execute portfolio transactions.


The Trust has retained the services of Eaton Vance to act as administrator of the Fund. The Trust has not retained the services of an investment adviser since the Trust seeks to achieve the investment objective of the Fund by investing its assets in the Portfolio. As Administrator, Eaton Vance provides the Fund with general office facilities and supervises the overall administration of the Fund. For these services Eaton Vance currently receives no compensation. The Trustees of the Trust may determine, in the future, to compensate Eaton Vance for such services.

The Portfolio and the Fund, as the case may be, will each be responsible for all respective costs and expenses not expressly stated to be payable by BMR under the investment advisory agreement, by Eaton Vance under the administrative services agreement, or by EVD under the distribution agreement.

SERVICE PLAN
--------------------------------------------------------------------------------
In addition to advisory fees and other expenses, the Fund pays service fees pursuant to a Service Plan (the "Plan") designed to meet the service fee requirements of the revised sales charge rule of the National Association of Securities Dealers, Inc. THE PLAN PROVIDES THAT THE FUND MAY MAKE SERVICE FEE PAYMENTS FOR PERSONAL SERVICES AND/OR THE MAINTENANCE OF SHAREHOLDER ACCOUNTS TO THE PRINCIPAL UNDERWRITER, FINANCIAL SERVICE FIRMS ("AUTHORIZED FIRMS") AND OTHER PERSONS IN AMOUNTS NOT EXCEEDING .25% OF THE FUND'S AVERAGE DAILY NET ASSETS FOR ANY FISCAL YEAR. The Trustees of the Trust have initially implemented the Plan by authorizing the Fund to make service fee payments to the Principal Underwriter and Authorized firms in amounts not expected to exceed .25% of the Fund's average daily net assets for any fiscal year which is based on the value of Fund shares sold by such persons and remaining outstanding for at least twelve months. The Fund commenced accruing service fee payments during the quarter ending June 30, 1995. The Plan is further described in the Statement of Additional Information.

VALUING FUND SHARES
------------------------------------------------------------------------------
THE FUND VALUES ITS SHARES ONCE ON EACH DAY THE NEW YORK STOCK EXCHANGE (THE "EXCHANGE") IS OPEN FOR TRADING, as of the close of regular trading on the Exchange (normally 4:00 p.m. New York time). The Fund's net asset value per share is determined by its custodian, Investors Bank & Trust Company ("IBT"), (as agent for the Fund) in the manner authorized by the Trustees of the Trust. Net asset value is computed by dividing the value of the Fund's total assets, less its liabilities, by the number of shares outstanding. Because the Fund invests its assets in an interest in the Portfolio, the Fund's net asset value will reflect the value of its interest in the Portfolio (which, in turn, reflects the underlying value of the Portfolio's assets and liabilities).

Authorized Firms must communicate an investor's order to the Principal Underwriter prior to the close of the Principal Underwriter's business day to receive that day's net asset value per share and the public offering price based thereon. It is the Authorized Firms' responsibility to transmit orders promptly to the Principal Underwriter, which is a wholly-owned subsidiary of Eaton Vance.

The Portfolio's net asset value is also determined as of the close of regular trading on the Exchange by IBT (as custodian and agent for the Portfolio) based on market or fair value in the manner authorized by the Trustees of the Portfolio. Net asset value is computed by subtracting the liabilities of the Portfolio from the value of its total assets. Municipal obligations will normally be valued on the basis of valuations furnished by a pricing service. For further information regarding the valuation of the Portfolio's assets, see "Determination of Net Asset Value" in the Statement of Additional Information.

  SHAREHOLDERS MAY DETERMINE THE VALUE OF THEIR INVESTMENT BY MULTIPLYING THE NUMBER OF FUND SHARES OWNED BY THE CURRENT NET ASSET VALUE PER SHARE.

HOW TO BUY FUND SHARES
------------------------------------------------------------------------------
SHARES OF THE FUND MAY BE PURCHASED FOR CASH OR MAY BE ACQUIRED IN EXCHANGE FOR SECURITIES. Investors may purchase shares of the Fund through Authorized Firms at the effective public offering price, which price is based on the effective net asset value per share plus the applicable sales charge. The Fund receives the net asset value, while the sales charge is divided between the Authorized Firm and the Principal Underwriter. The Principal Underwriter will furnish the names of Authorized Firms to an investor upon request. An Authorized Firm may charge its customers a fee in connection with transactions executed by that Firm. The Fund may suspend the offering of shares at any time and may refuse an order for the purchase of shares.

The sales charge may vary depending on the size of the purchase and the number of shares of Eaton Vance funds the investor may already own, any arrangement to purchase additional shares during a 13-month period or special purchase programs. Complete details of how investors may purchase shares at reduced sales charges under a Statement of Intention, Right of Accumulation, are available from Authorized Firms or the Principal Underwriter.

The current sales charges and dealer commissions are:


                                                  SALES CHARGE          SALES CHARGE          DEALER COMMISSION
                                                  AS PERCENTAGE OF      AS PERCENTAGE OF      AS PERCENTAGE OF
  AMOUNT OF PURCHASE                              OFFERING PRICE        AMOUNT INVESTED       OFFERING PRICE
  -------------------------------------------------------------------------------------------------------------
  Less than $50,000                               3.75%                 3.90%                 4.00%
  $50,000 but less than $100,000                  2.75%                 2.83%                 3.00%
  $100,000 but less than $250,000                 2.25%                 2.30%                 2.50%
  $250,000 but less than $500,000                 1.75%                 1.78%                 2.00%
  $500,000 but less than $1,000,000               1.25%                 1.27%                 1.50%
  $1,000,000 or more                              0.00%*                0.00%*                0.50%

*No sales charge is payable at the time of purchase on investments of $1 million or more. A contingent deferred sales charge ("CDSC") of 0.50% will be imposed on such investments (as described below) in the event of certain redemptions within 12 months of purchase. Such purchases made before March 27, 1995 will be subject to a CDSC of 1% in the event of certain redemptions within 18 months of purchase.

The Principal Underwriter may at times allow discounts up to the full sales charge. During periods when the discount includes the full sales charge, Authorized Firms may be deemed to be underwriters as that term is defined in the Securities Act of 1933. The Principal Underwriter may, from time to time, at its own expense, provide additional incentives to Authorized Firms which employ registered representatives who sell Fund shares and/or shares of other funds distributed by the Principal Underwriter. In some instances, such additional incentives may be offered only to certain Authorized Firms whose representatives sell or are expected to sell significant amounts of shares.

An initial investment in the Fund must be at least $1,000. Once an account has been established the investor may send investments of $50 or more at any time directly to the Fund's transfer agent (the "Transfer Agent") as follows: First Data Investor Services Group, BOS725, P.O. Box 1559, Boston, MA 02104. The $1,000 minimum initial investment is waived for Bank Automated Investing accounts, which may be established with an investment of $50 or more. See "Eaton Vance Shareholder Services."

Shares of the Fund may be sold at net asset value to current and retired Directors and Trustees of Eaton Vance funds, including the Portfolio; to officers and employees and clients of Eaton Vance and its affiliates; to registered representatives and employees of Authorized Firms; bank employees who refer customers to registered representatives of Authorized Firms; and to such persons' spouses and children under the age of 21 and their beneficial accounts. Shares may also be issued at net asset value (1) in connection with the merger of an investment company with the Fund, (2) to investors making an investment as part of a fixed fee program whereby an entity unaffiliated with the investment adviser provides multiple investment services, such as management, brokerage and custody, (3) where the amount invested represents redemption proceeds from a mutual fund unaffiliated with Eaton Vance, if the redemption occurred no more than 60 days prior to the purchase of Fund shares and the redeemed shares were subject to a sales charge and (4) to an investor making an investment through an investment adviser, financial planner, broker or other intermediary that charges a fee for its services and has entered into an agreement with the Fund or its Principal Underwriter.

ACQUIRING FUND SHARES IN EXCHANGE FOR SECURITIES. IBT, as escrow agent, will receive securities acceptable to Eaton Vance, as Administrator, in exchange for Fund shares at the applicable public offering price as determined above. The minimum value of securities (or securities and cash) accepted for deposit is $5,000. Securities accepted will be sold for the account of their owner on the day of their receipt or as soon thereafter as possible. The number of Fund shares to be issued in exchange for securities will be the aggregate proceeds from the sale of such securities, divided by the applicable public offering price per Fund share on the day such proceeds are received. Eaton Vance will use reasonable efforts to obtain the current market price for such securities but does not guarantee the best available price. Eaton Vance will absorb any transaction costs, such as commissions, on the sale of the securities.

Securities determined to be acceptable should be transferred via book entry or physically delivered, in proper form for transfer, through an Authorized Firm, together with a completed and signed Letter of Transmittal in approved form (available from Authorized Firms), as follows:


    IN THE CASE OF BOOK ENTRY:

    Deliver through Depository Trust Co.
    Broker #2212
    Investors Bank & Trust Company
    For A/C EV Traditional National Municipals Fund

    IN THE CASE OF PHYSICAL DELIVERY:

    Investors Bank & Trust Company
    Attention: EV Traditional National Municipals Fund
    Physical Securities Processing Settlement Area
    89 South Street
    Boston, MA 02111


Investors who are contemplating an exchange of securities for shares of the Fund, or their representatives, must contact Eaton Vance to determine whether the securities are acceptable before forwarding such securities to IBT. Eaton Vance reserves the right to reject any securities. Exchanging securities for Fund shares may create a taxable gain or loss. Each investor should consult his or her tax adviser with respect to the particular federal, state and local tax consequences of exchanging securities for Fund shares.

  IF YOU DON'T HAVE AN AUTHORIZED FIRM, EATON VANCE CAN RECOMMEND ONE.

HOW TO REDEEM FUND SHARES
--------------------------------------------------------------------------------
A SHAREHOLDER MAY REDEEM FUND SHARES BY DELIVERING TO FIRST DATA INVESTOR SERVICES GROUP, BOS725, P.O. BOX 1559, BOSTON, MASSACHUSETTS 02104, during its business hours a written request for redemption in good order, plus any share certificates with executed stock powers. The redemption price will be based on the net asset value per Fund share next computed after such delivery. Good order means that all relevant documents must be endorsed by the record owner(s) exactly as the shares are registered and the signature(s) must be guaranteed by a member of either the Securities Transfer Association's STAMP program or the New York Stock Exchange's Medallion Signature Program, or certain banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations as required by a regulation of the Securities and Exchange Commission and acceptable to First Data Investor Services Group. In addition, in some cases, good order may require the furnishing of additional documents such as where shares are registered in the name of a corporation, partnership or fiduciary.

Within seven days after receipt of a redemption request in good order by First Data Investor Services Group, the Fund will make payment in cash for the shares as of the date determined above, reduced by the amount of any federal income tax required to be withheld. Although the Fund normally expects to make payment in cash for redeemed shares, the Trust, subject to compliance with applicable regulations, has reserved the right to pay the redemption price of shares of the Fund, either totally or partially, by a distribution in kind of readily marketable securities withdrawn by the Fund from the Portfolio. The securities so distributed would be valued pursuant to the Portfolio's valuation procedures. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.


To sell shares at their net asset value through an Authorized Firm (a repurchase), a shareholder can place a repurchase order with the Authorized Firm, which may charge a fee. The value of those shares is based upon the net asset value calculated after EVD, as the Fund's agent, receives the order. It is the Authorized Firm's responsibility to transmit promptly repurchase orders to EVD. Throughout this Prospectus, the word "redemption" is generally meant to include a repurchase.

If shares were recently purchased, the proceeds of redemption (or repurchase) will not be sent until the check (including a certified or cashier's check) received for the shares purchased has cleared. Payment for shares tendered for redemption may be delayed up to 15 days from the purchase date when the purchase check has not yet cleared. Redemptions or repurchases may result in a taxable gain or loss.


Due to the high cost of maintaining small accounts, the Fund reserves the right to redeem Fund accounts with balances of less than $1,000. Prior to such a redemption, shareholders will be given 60 days' written notice to make an additional purchase. Thus, an investor making an initial investment of $1,000 would not be able to redeem shares without being subject to this policy. However, no such redemption would be required by the Fund if the cause of the low account balance was a reduction in the net asset value of Fund shares.

If shares have been purchased at net asset value with no initial sales charge by virtue of the purchase having been in the amount of $1 million or more and are redeemed within 12 months of purchase, a CDSC of 0.50% will be imposed on such redemption. (Such purchases made before March 27, 1995 will be subject to a CDSC of 1% in the event of certain redemptions made within 18 months of purchase.) The CDSC will be retained by the Principal Underwriter.

The CDSC will be imposed on an amount equal to the lesser of the current market value or the original purchase price of the shares redeemed. Accordingly, no CDSC will be imposed on increases in account value above the initial purchase price, including any distributions that have been reinvested in additional shares. In determining whether a CDSC is applicable to a redemption, the calculation will be made in a manner that results in the lowest possible rate being charged. It will be assumed that redemptions are made first from any shares in the shareholder's account that are not subject to a CDSC.

The CDSC is waived for redemptions involving certain liquidation, merger or acquisition transactions involving other investment companies. If a shareholder reinvests redemption proceeds within a 60-day period and in accordance with the conditions set forth under "Eaton Vance Shareholder Services -- Reinvestment Privilege," the shareholder's account will be credited with the amount of any CDSC paid on such redeemed shares.

REPORTS TO SHAREHOLDERS
------------------------------------------------------------------------------
THE FUND WILL ISSUE TO ITS SHAREHOLDERS SEMI-ANNUAL AND ANNUAL REPORTS CONTAINING FINANCIAL STATEMENTS. Financial statements included in annual reports are audited by the Fund's independent certified public accountants. Shortly after the end of each calendar year, the Fund will furnish all shareholders with information necessary for preparing federal and state income tax returns. Consistent with applicable law, duplicate mailings of shareholder reports and certain other Fund information to shareholders residing at the same address may be eliminated.

THE LIFETIME INVESTING ACCOUNT/DISTRIBUTION OPTIONS
------------------------------------------------------------------------------
AFTER AN INVESTOR MAKES AN INITIAL PURCHASE OF FUND SHARES, THE FUND'S TRANSFER AGENT, FIRST DATA INVESTOR SERVICES GROUP, WILL SET UP A LIFETIME INVESTING ACCOUNT FOR THE INVESTOR ON THE FUND'S RECORDS. This account is a complete record of all transactions between the investor and the Fund which at all times shows the balance of shares owned. The Fund will not issue share certificates except upon request.

At least quarterly, the shareholder will receive a statement showing complete details of any transaction and the current share balance in the account. THE LIFETIME INVESTING ACCOUNT ALSO PERMITS A SHAREHOLDER TO MAKE ADDITIONAL INVESTMENTS BY SENDING A CHECK FOR $50 OR MORE to First Data Investor Services Group.

Any questions concerning a shareholder's account or services available may be directed by telephone to EATON VANCE SHAREHOLDER SERVICES at 800-225-6265, extension 2, or in writing to First Data Investor Services Group, BOS725, P.O. Box 1559, Boston, MA 02104 (please provide the name of the shareholder, the Fund and the account number).

THE FOLLOWING DISTRIBUTION OPTIONS WILL BE AVAILABLE TO ALL LIFETIME INVESTING ACCOUNTS and may be changed as often as desired by written notice to the Fund's dividend disbursing agent, First Data Investor Services Group, BOS725, P.O. Box 1559, Boston, MA 02104. The currently effective option will appear on each account statement.


Share Option -- Dividends and capital gains will be reinvested in additional shares.

Income Option -- Dividends will be paid in cash and capital gains will be reinvested in additional shares.

Cash Option -- Dividends and capital gains will be paid in cash.


The Share Option will be assigned if no other option is specified. Distributions, including those reinvested, will be reduced by any withholding required under the federal income tax laws.


If the Income Option or Cash Option has been selected, dividend and/or capital gains distribution checks which are returned by the United States Postal Service as not deliverable or which remain uncashed for six months or more will be reinvested in the account at the then current net asset value. Furthermore, the distribution option on the account will be automatically changed to the Share Option until such time as the shareholder selects a different option.

DISTRIBUTION INVESTMENT OPTION. In addition to the distribution options set forth above, dividends and/or capital gains may be invested in additional shares of another Eaton Vance fund. Before selecting this option, a shareholder should obtain a prospectus of the other Eaton Vance fund and consider its objectives and policies carefully.


"STREET NAME" ACCOUNTS. If shares of the Fund are held in a "street name" account with an Authorized Firm, all recordkeeping, transaction processing and payments of distributions relating to the beneficial owner's account will be performed by the Authorized Firm, and not by the Fund and its Transfer Agent. Since the Fund will have no record of the beneficial owner's transactions, a beneficial owner should contact the Authorized Firm to purchase, redeem or exchange shares, to make changes in or give instructions concerning the account, or to obtain information about the account. The transfer of shares in a "street name" account to an account with another dealer or to an account directly with the Fund involves special procedures and will require the beneficial owner to obtain historical purchase information about the shares in the account from the Authorized Firm. Before establishing a "street name" account with an investment firm, or transferring the account to another investment firm, an investor wishing to reinvest distributions should determine whether the firm which will hold the shares allows reinvestment of distributions in "street name" accounts.

THE EATON VANCE EXCHANGE PRIVILEGE
------------------------------------------------------------------------------
Shares of the Fund currently may be exchanged for shares of any of the following funds: Eaton Vance Cash Management Fund, Eaton Vance Income Fund of Boston, Eaton Vance Municipal Bond Fund L.P., Eaton Vance Tax Free Reserves and any fund in the Eaton Vance Traditional Group of Funds on the basis of the net asset value per share of each fund at the time of the exchange (plus, in the case of an exchange made within six months of the date of purchase of shares subject to an initial sales charge, an amount equal to the difference, if any, between the sales charge previously paid on the shares being exchanged and the sales charge payable on the shares being acquired). Such exchange offers are available only in states where shares of the fund being acquired may be legally sold.

Each exchange must involve shares which have a net asset value of at least $1,000. The exchange privilege may be changed or discontinued without penalty. Shareholders will be given sixty (60) days' notice prior to any termination or material amendment of the exchange privilege. The Fund does not permit the exchange privilege to be used for "Market Timing" and may terminate the exchange privilege for any shareholder account engaged in Market Timing activity. Any shareholder account for which more than two round-trip exchanges are made within any twelve month period will be deemed to be engaged in Market Timing. Furthermore, a group of unrelated accounts for which exchanges are entered contemporaneously by a financial intermediary will be considered to be engaged in Market Timing.


Shares of the Fund which are subject to a CDSC may be exchanged into any of the above funds without incurring the CDSC. The shares acquired in an exchange may be subject to a CDSC upon redemption. For purposes of computing the CDSC payable upon redemption of shares acquired in an exchange, the holding period of the original shares is added to the holding period of the shares acquired in the exchange.


First Data Investor Services Group makes exchanges at the next determined net asset value after receiving an exchange request in good order (see "How to Redeem Fund Shares"). Consult First Data Investor Services Group for additional information concerning the exchange privilege. Applications and prospectuses of the other funds are available from Authorized Firms or from the Principal Underwriter. The prospectus for each fund describes its investment objectives and policies, and shareholders should obtain a prospectus and consider these objectives and policies carefully before requesting an exchange.

Shares of certain other funds for which Eaton Vance acts as investment adviser or administrator may be exchanged for Fund shares on the basis of the net asset value per share of each fund at the time of the exchange (plus, in the case of an exchange made within six months of the date of purchase, an amount equal to the difference, if any, between the sales charge previously paid on the shares being exchanged and the sales charge payable on the Fund shares being acquired). Any such exchange is subject to any restrictions or qualifications set forth in the current prospectus of any such fund.

Telephone exchanges are accepted by First Data Investor Services Group provided the investor has not disclaimed in writing the use of the privilege. To effect such exchanges, call First Data Investor Services Group at 800-262- 1122 or, within Massachusetts, 617-573-9403, Monday through Friday, 9:00 a.m. to 4:00 p.m. (Eastern Standard Time). Shares acquired by telephone exchange must be registered in the same name(s) and with the same address as the shares being exchanged. Neither the Fund, the Principal Underwriter nor First Data Investor Services Group will be responsible for the authenticity of exchange instructions received by telephone, provided that reasonable procedures to confirm that instructions communicated are genuine have been followed. Telephone instructions will be tape recorded. In times of drastic economic or market changes, a telephone exchange may be difficult to implement. An exchange may result in a taxable gain or loss.


EATON VANCE SHAREHOLDER SERVICES
------------------------------------------------------------------------------
THE FUND OFFERS THE FOLLOWING SERVICES WHICH ARE VOLUNTARY, INVOLVE NO EXTRA CHARGE, AND MAY BE CHANGED OR DISCONTINUED WITHOUT PENALTY AT ANY TIME. Full information on each of the services described below and an application, where required, are available from Authorized Firms or the Principal Underwriter. The cost of administering such services for the benefit of shareholders who participate in them is borne by the Fund as an expense to all shareholders.


INVEST-BY-MAIL -- FOR PERIODIC SHARE ACCUMULATION: Once the $1,000 minimum investment has been made, checks of $50 or more payable to the order of EV Traditional National Municipals Fund may be mailed directly to First Data Investor Services Group, BOS725, P.O. Box 1559, Boston, MA 02104 at any time -- whether or not distributions are reinvested. The name of the shareholder, the Fund and the account number should accompany each investment.

BANK AUTOMATED INVESTING -- FOR REGULAR SHARE ACCUMULATION: Cash investments of $50 or more may be made automatically each month or quarter from a shareholder's bank account. The $1,000 minimum initial investment and small account redemption policy are waived for these accounts.

STATEMENT OF INTENTION: Purchases of $50,000 or more made over a 13-month period are eligible for reduced sales charges. See "Statement of Intention and Escrow Agreement."

RIGHT OF ACCUMULATION: Purchases may qualify for reduced sales charges when the current market value of holdings (shares at current offering price), plus new purchases, reaches $50,000 or more. Shares of the Eaton Vance funds mentioned under "The Eaton Vance Exchange Privilege" may be combined under the Statement of Intention and Right of Accumulation.

WITHDRAWAL PLAN: A shareholder may draw on shareholdings systematically with monthly or quarterly checks in an amount specified by the shareholder. A minimum deposit of $5,000 in shares is required. The maintenance of a withdrawal plan concurrently with purchases of additional shares would be disadvantageous because of the sales charge included in such purchases.

REINVESTMENT PRIVILEGE: A SHAREHOLDER WHO HAS REPURCHASED OR REDEEMED SHARES MAY REINVEST AT NET ASSET VALUE, ANY PORTION OR ALL OF THE REPURCHASE OR REDEMPTION PROCEEDS (PLUS THAT AMOUNT NECESSARY TO ACQUIRE A FRACTIONAL SHARE TO ROUND OFF THE PURCHASE TO THE NEAREST FULL SHARE) IN SHARES OF THE FUND, or provided that the shares repurchased or redeemed have been held for at least 60 days, in shares of any of the other funds offered by the Principal Underwriter subject to an initial sales charge, provided that the reinvestment is effected within 60 days after such repurchase or redemption and the privilege has not been used more than once in the prior 12 months. Shares are sold to a reinvesting shareholder at the next determined net asset value following timely receipt of a written purchase order by the Principal Underwriter or by the fund the shares of which are to be purchased (or by such fund's transfer agent). The privilege is also available to shareholders of the Funds listed under "The Eaton Vance Exchange Privilege" who wish to reinvest such redemption or repurchase proceeds in shares of the Fund. To the extent that any shares of the Fund are sold at a loss and the proceeds are reinvested in shares of the Fund (or other shares of the Fund are acquired within the period beginning 30 days before and ending 30 days after the date of redemption) some or all of the loss generally will not be allowed as a tax deduction. Shareholders should consult their tax advisers concerning the tax consequences of reinvestments.

DISTRIBUTIONS AND TAXES
------------------------------------------------------------------------------
SUBSTANTIALLY ALL OF THE INVESTMENT INCOME ALLOCATED TO THE FUND BY THE PORTFOLIO, LESS THE FUND'S DIRECT AND ALLOCATED EXPENSES, WILL BE DECLARED DAILY AS A DISTRIBUTION TO FUND SHAREHOLDERS OF RECORD AT THE TIME OF DECLARATION. Such distributions, whether taken in cash or reinvested in additional shares, will ordinarily be paid monthly on the last day of each month or the next business day thereafter. The Fund anticipates that for tax purposes, the entire distribution, whether paid in cash or additional shares of the Fund, will constitute tax-exempt income to shareholders, except for the proportionate part of the distribution that may be considered taxable income if the Fund has taxable income during the calendar year. Shareholders reinvesting the monthly distribution should treat the amount of the entire distribution as the tax cost basis of the additional shares acquired by reason of such reinvestment. Daily distribution crediting will commence on the day that collected funds for the purchase of Fund shares are available at the Transfer Agent. Shareholders will receive timely federal income tax information as to the tax-exempt or taxable status of all distributions made by the Fund during the calendar year. The Fund's net realized capital gains, if any, consist of the net realized capital gains allocated to the Fund by the Portfolio for tax purposes, after taking into account any available capital loss carryovers; the Fund's net realized capital gains, if any, will be distributed at least once a year, usually in December.


Sales charges paid upon a purchase of Fund shares cannot be taken into account for purposes of determining gain or loss on a redemption or exchange of the shares before the 91st day after their purchase to the extent shares of the Fund or of another fund are subsequently acquired pursuant to the Fund's reinvestment or exchange privilege. Any disregarded amounts will result in an adjustment to the shareholder's tax basis in some or all of any other shares acquired.


The Fund intends to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended, (the "Code") and to satisfy certain requirements relating to the sources of its income, the distribution of its income, and the diversification of its assets. In satisfying these requirements, the Fund will treat itself as owning its proportionate share of each of the Portfolio's assets and as entitled to the income of the Portfolio properly attributable to such share.

  AS A REGULATED INVESTMENT COMPANY UNDER THE CODE, THE FUND DOES NOT PAY FEDERAL INCOME OR EXCISE TAXES TO THE EXTENT THAT IT DISTRIBUTES TO SHAREHOLDERS ITS NET INVESTMENT INCOME AND NET REALIZED CAPITAL GAINS IN ACCORDANCE WITH THE TIMING REQUIREMENTS IMPOSED BY THE CODE. AS A PARTNERSHIP UNDER THE CODE, THE PORTFOLIO ALSO DOES NOT PAY FEDERAL INCOME OR EXCISE TAXES.

Distributions of interest on certain municipal obligations constitute a tax preference item under the alternative minimum tax provisions applicable to individuals and corporations. Distributions of taxable income (including a portion of any original issue discount with respect to certain stripped municipal obligations and stripped coupons and accretion of certain market discount) and net short-term capital gains will be taxable to shareholders as ordinary income. Distributions of long-term capital gains included therein are taxable to shareholders as such for federal income tax purposes, regardless of the length of time Fund shares have been owned by the shareholder. Distributions are taxed in the manner described above whether paid in cash or reinvested in additional shares of the Fund. Tax-exempt distributions received from the Fund are includable in the tax base for determining the taxability of social security and railroad retirement benefits.


Interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of the Fund is not deductible. Further, entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by industrial development or private activity bonds should consult their tax advisers before purchasing shares of the Fund. "Substantial user " is defined in applicable Treasury regulations to include a "non-exempt person" who regularly uses in trade or business a part of a facility financed from the proceeds of industrial development bonds and would likely be interpreted to include private activity bonds issued to finance similar facilities.

Shareholders should consult their own tax advisers with respect to the state, local and foreign tax consequences of investing in the Fund.


PERFORMANCE INFORMATION
------------------------------------------------------------------------------
FROM TIME TO TIME, THE FUND MAY ADVERTISE ITS YIELD AND/OR AVERAGE ANNUAL TOTAL RETURN. The Fund's current yield is calculated by dividing the net investment income per share earned during a recent 30-day period by the maximum offering price per share (net asset value) of the Fund on the last day of the period and annualizing the resulting figure. A taxable-equivalent yield is computed by using the tax-exempt yield figure and dividing by 1 minus the tax rate. The Fund's average annual total return is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compounded rate of return (including capital appreciation/depreciation, and distributions paid and reinvested) for the stated period and annualizing the result. The average annual total return calculation assumes that the maximum sales charge is deducted from the initial $1,000 purchase order and that all distributions are reinvested at the net asset value on the reinvestment dates during the period. The Fund may publish annual and cumulative total return figures from time to time. The Fund may also quote total return for the period prior to commencement of operations which would reflect the Portfolio's total return (or that of its predecessor) adjusted to reflect any applicable Fund sales charge.

The Principal Underwriter may publish to Authorized Firms the Fund's distribution rate and/or effective distribution rate. The Fund's distribution rate is computed by dividing the most recent monthly distribution per share annualized, by the current maximum offering price per share. The Fund's effective distribution rate is computed by dividing the distribution rate by the ratio used to annualize the most recent monthly distribution and reinvesting the resulting amount for a full year on the basis of such ratio. The effective distribution rate will be higher than the distribution rate because of the compounding effect of the assumed reinvestment. Investors should note that the Fund's yield is calculated using a standardized formula the income component of which is computed from the yields to maturity of all debt obligations held by the Portfolio based on prescribed methods (with all purchases and sales of securities during such period included in the income calculation on a settlement date basis), whereas the distribution rate is based on the Fund's last monthly distribution which tends to be relatively stable and may be more or less than the amount of net investment income and short-term capital gain actually earned by the Fund during the month.

The Fund may also furnish total return calculations based on investments at various sales charge levels or at net asset value. Any performance data which is based on the Fund's net asset value per share would be reduced if a sales charge were taken into account. The Fund's performance may be compared in publications to the performance of various indices and investments for which reliable data is available, and to averages, performance rankings, or other information prepared by recognized mutual fund statistical services.

Investors should note that the investment results of the Fund will fluctuate over time, and any presentation of the Fund's current yield or total return for any prior period should not be considered a representation of what an investment may earn or what the Fund's yield or total return may be in any future period. If the expenses of the Fund or the Portfolio are paid by Eaton Vance, the Fund's performance will be higher.


STATEMENT OF INTENTION AND ESCROW AGREEMENT
------------------------------------------------------------------------------
TERMS OF ESCROW. If the investor, on an application, makes a Statement of Intention to invest a specified amount over a thirteen-month period, then out of the initial purchase (or subsequent purchases if necessary) 5% of the dollar amount specified on the application shall be held in escrow by the escrow agent in the form of shares (computed to the nearest full share at the public offering price applicable to the initial purchase hereunder) registered in the investor's name. All income dividends and capital gains distributions on escrowed shares will be paid to the investor or to the investor's order.

When the minimum investment so specified is completed, the escrowed shares will be delivered to the investor. If the investor has an accumulation account the shares will remain on deposit under the investor's account.

If total purchases under this Statement of Intention are less than the amount specified, the investor will promptly remit to EVD any difference between the sales charge on the amount specified and on the amount actually purchased. If the investor does not within 20 days after written request by EVD or the Authorized Firm pay such difference in sales charge, the escrow agent will redeem an appropriate number of the escrowed shares in order to realize such difference. Full shares remaining after any such redemption together with any excess cash proceeds of the shares so redeemed will be delivered to the investor or to the investor's order by the escrow agent.


PROVISION FOR RETROACTIVE PRICE ADJUSTMENT. If total purchases made under this Statement are large enough to qualify for a lower sales charge than that applicable to the amount specified, all transactions will be computed at the expiration date of this Statement to give effect to the lower charge. Any difference in sales charge will be refunded to the investor in cash, or applied to the purchase of additional shares at the lower charge if specified by the investor. This refund will be made by the Authorized Firm and by EVD. If at the time of the recomputation a firm other than the original firm is placing the orders, the adjustment will be made only on those shares purchased through the firm then handling the investor's account.

                                                                      APPENDIX
                        NATIONAL MUNICIPALS PORTFOLIO

                        ASSET COMPOSITION INFORMATION
                 FOR THE FISCAL YEAR ENDED SEPTEMBER 30, 1995

                            RATINGS OF                                                     RATINGS OF
                          MUNICIPAL BONDS                                                MUNICIPAL BONDS
                            BY MOODY'S                                                       BY S&P

                                                  PERCENT OF                                                   PERCENT OF
                                                  NET ASSETS                                                   NET ASSETS
                                                  ----------                                                   ----------
  Aaa .......................................        19.25        AAA ...................................        21.48
  Aa2 .......................................         3.61        AA+ ...................................         0.02
  Aa3 .......................................         2.13        AA ....................................         2.36
  A1 ........................................         2.14        AA- ...................................         2.60
  A2 ........................................         3.37        A+ ....................................         0.72
  Baa1 ......................................         7.63        A .....................................         1.73
  Baa2 ......................................        11.23        A- ....................................         2.63
  Baa3 ......................................         4.59        BBB+ ..................................         3.64
  Ba1 .......................................         3.03        BBB ...................................         9.43
  Ba2 .......................................         0.37        BBB- ..................................         3.03
  B1 ........................................         0.88        BB+ ...................................         6.31
  B2 ........................................         0.55        BB ....................................         6.23
  Unrated ...................................        41.22        B .....................................         0.21
                                                    ------        Unrated ...............................        39.61
                                                    100.00%                                                     ------
                                                                                                                100.00%

The chart above indicates the weighted average composition of the securities held by the Portfolio for the period ended September 30, 1995, with the debt securities rated by Moody's and S&P separated into the indicated categories. The above was calculated on a dollar weighted basis and was computed as at the end of each month during the fiscal year. The chart does not necessarily indicate what the composition of the securities held by the Portfolio's will be in the current and subsequent fiscal years. Securities that are rated by one rating agency may be "unrated" by the other.

For a description of Moody's and S&P's municipal bond ratings, see the Appendix to the Statement of Additional Information.

                                                              [Logo]
                                                              EATON VANCE
EV TRADITIONAL                                                ------------------
                                                                    Mutual Funds
NATIONAL

MUNICIPALS FUND



PROSPECTUS

FEBRUARY 1, 1996



EV TRADITIONAL
MUNICIPALS FUND
24 FEDERAL STREET
BOSTON, MA 02110

PORTFOLIO INVESTMENT ADVISER
--------------------------------------------------------------------------------
Boston Management and Research, 24 Federal Street, Boston, MA 02110

FUND ADMINISTRATOR
Eaton Vance Management, 24 Federal Street, Boston, MA 02110

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc., 24 Federal Street, Boston, MA 02110
  (800) 225-6265

CUSTODIAN
Investors Bank & Trust Company, 89 South Street, Boston, MA 02111

TRANSFER AGENT
First Data Investor Services Group, BOS725, P.O. Box 1559, Boston, MA 02104
  (800) 262-1122

AUDITORS
Deloitte & Touche LLP, 125 Summer Street, Boston, MA 02110
                                                                           T-HMP

                                    PART B
        INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

                                                         STATEMENT OF
                                                         ADDITIONAL INFORMATION
                                                         February 1, 1996

                     EV CLASSIC NATIONAL MUNICIPALS FUND
                              24 Federal Street
                         Boston, Massachusetts 02110
                                (800) 225-6265

    This Statement of Additional Information consists of two parts. Part I provides information about EV Classic National Municipals Fund (the "Fund") and certain other series of Eaton Vance Municipals Trust (the "Trust"). Part II provides information solely about the Fund and the Portfolio. Where appropriate,
Part I includes cross-references to the relevant sections of Part II. This Statement of Additional Information is sometimes referred to as the "SAI."

                              TABLE OF CONTENTS
                                                                          Page
                                    PART I

Additional Information about Investment Policies .....................     1
Investment Restrictions ..............................................     6
Trustees and Officers ................................................     8
Investment Adviser and Administrator .................................    10
Custodian ............................................................    12
Service for Withdrawal ...............................................    13
Determination of Net Asset Value .....................................    13
Investment Performance ...............................................    14
Taxes ................................................................    15
Portfolio Security Transactions ......................................    17
Other Information ....................................................    19
Independent Certified Public Accountants .............................    20
Financial Statements .................................................    20
Tax Equivalent Yield Table ...........................................    21
Appendix .............................................................    22

                                   PART II
Fees and Expenses ....................................................   a-1
Principal Underwriter ................................................   a-1
Distribution Plan ....................................................   a-2
Performance Information ..............................................   a-4
Control Persons and Principal Holders of Securities ..................   a-4

    THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY THE FUND'S PROSPECTUS DATED FEBRUARY 1, 1996, AS SUPPLEMENTED FROM TIME TO TIME. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS, A COPY OF WHICH MAY BE OBTAINED WITHOUT CHARGE BY CONTACTING EATON VANCE DISTRIBUTORS, INC. (THE "PRINCIPAL UNDERWRITER") (SEE BACK COVER FOR ADDRESS AND PHONE NUMBER).

                                    PART B
        INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

                                                        STATEMENT OF
                                                        ADDITIONAL INFORMATION
                                                        February 1, 1996

                     EV MARATHON NATIONAL MUNICIPALS FUND
                              24 Federal Street
                         Boston, Massachusetts 02110
                                (800) 225-6265

    This Statement of Additional Information consists of two parts. Part I provides information about EV Marathon National Municipals Fund (the "Fund") and certain other series of Eaton Vance Municipals Trust (the "Trust"). Part II provides information solely about the Fund and the Portfolio. Where appropriate,
Part I includes cross-references to the relevant sections of Part II. This Statement of Additional Information is sometimes referred to as the "SAI."

                              TABLE OF CONTENTS
                                                                          Page
                                    PART I

Additional Information about Investment Policies .......................    1
Investment Restrictions ................................................    6
Trustees and Officers ..................................................    8
Investment Adviser and Administrator ...................................   10
Custodian ..............................................................   12
Service for Withdrawal .................................................   13
Determination of Net Asset Value .......................................   13
Investment Performance .................................................   14
Taxes ..................................................................   15
Portfolio Security Transactions ........................................   17
Other Information ......................................................   19
Independent Certified Public Accountants ...............................   20
Financial Statements ...................................................   20
Tax Equivalent Yield Table .............................................   21
Appendix ...............................................................   22

                                   PART II
Fees and Expenses ......................................................  a-1
Principal Underwriter ..................................................  a-2
Distribution Plan ......................................................  a-2
Performance Information ................................................  a-4
Control Persons and Principal Holders of Securities ....................  a-4

    THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY THE FUND'S PROSPECTUS DATED FEBRUARY 1, 1996, AS SUPPLEMENTED FROM TIME TO TIME. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS, A COPY OF WHICH MAY BE OBTAINED WITHOUT CHARGE BY CONTACTING EATON VANCE DISTRIBUTORS, INC. (THE "PRINCIPAL UNDERWRITER") (SEE BACK COVER FOR ADDRESS AND PHONE NUMBER).

                                    PART B
        INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

                                                      STATEMENT OF
                                                      ADDITIONAL INFORMATION
                                                      February 1, 1996

                   EV TRADITIONAL NATIONAL MUNICIPALS FUND
                              24 Federal Street
                         Boston, Massachusetts 02110
                                (800) 225-6265

    This Statement of Additional Information consists of two parts. Part I provides information about EV Traditional National Municipals Fund (the "Fund") and certain other series of Eaton Vance Municipals Trust (the "Trust"). Part II provides information solely about the Fund and the Portfolio. Where appropriate,
Part I includes cross-references to the relevant sections of Part II. This Statement of Additional Information is sometimes referred to as the "SAI."

                              TABLE OF CONTENTS
                                                                          Page
                                    PART I
Additional Information about Investment Policies .......................    1
Investment Restrictions ................................................    6
Trustees and Officers ..................................................    8
Investment Adviser and Administrator ...................................   10
Custodian ..............................................................   12
Service for Withdrawal .................................................   13
Determination of Net Asset Value .......................................   13
Investment Performance .................................................   14
Taxes ..................................................................   15
Portfolio Security Transactions ........................................   17
Other Information ......................................................   19
Independent Certified Public Accountants ...............................   20
Financial Statements ...................................................   20
Tax Equivalent Yield Table .............................................   21
Appendix ...............................................................   22

                                   PART II
Fees and Expenses ......................................................   a-1
Services for Accumulation ..............................................   a-1
Principal Underwriter ..................................................   a-2
Service Plan ...........................................................   a-3
Performance Information ................................................   a-3
Control Persons and Principal Holders of Securities ....................   a-4

    THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY THE FUND'S PROSPECTUS DATED FEBRUARY 1, 1996, AS SUPPLEMENTED FROM TIME TO TIME. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS, A COPY OF WHICH MAY BE OBTAINED WITHOUT CHARGE BY CONTACTING EATON VANCE DISTRIBUTORS, INC. (THE "PRINCIPAL UNDERWRITER") (SEE BACK COVER FOR ADDRESS AND PHONE NUMBER).

                     STATEMENT OF ADDITIONAL INFORMATION
                                    PART I

    The investment objective of the Fund is to provide current income exempt from the regular federal income tax. The Fund seeks to meet its investment objective by investing its assets in the National Municipals Portfolio (the "Portfolio"), a separate registered investment company with the same investment objective as the Fund. Capitalized terms used in this SAI and not otherwise defined have the meanings given them in the Fund's Prospectus. The Fund is subject to the same investment policies as those of the Portfolio.

               ADDITIONAL INFORMATION ABOUT INVESTMENT POLICIES

MUNICIPAL OBLIGATIONS
    Municipal obligations are issued to obtain funds for various public and private purposes. Such obligations include bonds as well as tax-exempt commercial paper, project notes and municipal notes such as tax, revenue and bond anticipation notes of short maturity, generally less than three years. In general, there are three categories of municipal obligations, the interest of which is exempt from federal income tax and is not a tax preference item for purposes of the federal alternative minimum tax: (i) certain "public purpose" obligations (whenever issued), which include obligations issued directly by state and local governments or their agencies to fulfill essential governmental functions; (ii) certain obligations issued before August 8, 1986 for the benefit of non-governmental persons or entities; and (iii) certain "private activity bonds" issued before August 7, 1986, which include "qualified Section 501(c)(3) bonds" or refundings of certain obligations included in the second category. In assessing the federal income tax treatment of interest on any municipal obligation, the Portfolio will generally rely on an opinion of the issuer's counsel (when available) and will not undertake any independent verification of the basis for the opinion. The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds.

    Interest on certain "private activity bonds" issued after August 7, 1986 is exempt from regular federal income tax but such interest (including a distribution by the Fund derived from such interest) is treated as a tax preference item which could subject the recipient to or increase the recipient's liability for the federal alternative minimum tax. For corporate shareholders, the Fund's distributions derived from interest on all municipal obligations (whenever issued) is included in "adjusted current earnings" for purposes of the federal alternative minimum tax as applied to corporations (to the extent not already included in alternative minimum taxable income as income attributable to private activity bonds).

    Market discount on long-term tax-exempt municipal obligations (i.e., obligations with a term of more than one year) purchased in the secondary market after April 30, 1993 is taxable as ordinary income. A long-term debt obligation is generally treated as acquired at a market discount if the secondary market purchase price is less than (i) the stated principal amount payable at maturity, in the case of an obligation that does not have original issue discount or (ii) in the case of an obligation that does have original issue discount, the sum of the issue price and any original issue discount that accrued before the obligation was purchased, subject to a de minimus exclusion.


    Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects including the construction or improvement of schools, highways and roads, water and sewer systems and a variety of other public purposes. The basic security of general obligation bonds is the issuer's pledge of its faith, credit, and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to rate and amount.


    The principal security for a revenue bond is generally the net revenues derived from a particular facility or group of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Revenue bonds have been issued to fund a wide variety of capital projects including: electric, gas, water, sewer and solid waste disposal systems; highways, bridges and tunnels; port, airport and parking facilities; transportation systems; housing facilities, colleges and universities and hospitals. Although the principal security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund whose monies may be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security including partially or fully insured, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. In addition to a debt service reserve fund, some authorities provide further security in the form of a state's ability (without legal obligation) to make up deficiencies in the debt service reserve fund. Lease rental revenue bonds issued by a state or local authority for capital projects are normally secured by annual lease rental payments from the state or locality to the authority sufficient to cover debt service on the authority's obligations. Such payments are usually subject to annual appropriations by the state or locality.


    Industrial development and pollution control bonds are in most cases revenue bonds and are generally not secured by the taxing power of the municipality, but are usually secured by the revenues derived by the authority from payments of the industrial user or users.

    The Portfolio may on occasion acquire revenue bonds which carry warrants or similar rights covering equity securities. Such warrants or rights may be held indefinitely, but if exercised, the Portfolio anticipates that it would, under normal circumstances, dispose of any equity securities so acquired within a reasonable period of time.

    While most municipal bonds pay a fixed rate of interest semi-annually in cash, there are exceptions. Some bonds pay no periodic cash interest, but rather make a single payment at maturity representing both principal and interest. Bonds may be issued or subsequently offered with interest coupons materially greater or less than those then prevailing, with price adjustments reflecting such deviation.


    The obligations of any person or entity to pay the principal of and interest on a municipal obligation are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. There is also the possibility that as a result of litigation or other conditions the power or ability of any person or entity to pay when due principal of and interest on a municipal obligation may be materially affected. There have been recent instances of defaults and bankruptcies involving municipal obligations which were not foreseen by the financial and investment communities. The Portfolio will take whatever action it considers appropriate in the event of anticipated financial difficulties, default or bankruptcy of either the issuer of any municipal obligation or of the underlying source of funds for debt service. Such action may include retaining the services of various persons or firms (including affiliates of the Investment Adviser) to evaluate or protect any real estate, facilities or other assets securing any such obligation or acquired by the Portfolio as a result of any such event, and the Portfolio may also manage (or engage other persons to manage) or otherwise deal with any real estate, facilities or other assets so acquired. The Portfolio anticipates that real estate consulting and management services may be required with respect to properties securing various municipal obligations in its portfolio or subsequently acquired by the Portfolio. The Portfolio will incur additional expenditures in taking protective action with respect to portfolio obligations in default and assets securing such obligations.

    The yields on municipal obligations are dependent on a variety of factors, including purposes of issue and source of funds for repayment, general money market conditions, general conditions of the municipal bond market, size of a particular offering, maturity of the obligation and rating of the issue. The ratings of Moody's, S&P and Fitch represent their opinions as to the quality of the municipal obligations which they undertake to rate. It should be emphasized, however, that ratings are based on judgment and are not absolute standards of quality. Consequently, municipal obligations with the same maturity, coupon and rating may have different yields while obligations of the same maturity and coupon with different ratings may have the same yield. In addition, the market price of municipal obligations will normally fluctuate with changes in interest rates, and therefore the net asset value of the Portfolio will be affected by such changes.

RISKS OF CONCENTRATION
    The Portfolio may invest 25% or more of its total assets in municipal obligations whose issuers are located in the same state or in municipal obligations of the same type. There could be economic, business or political developments which might affect all municipal obligations of a similar type. In particular, investments in industrial revenue bonds might involve (without limitation) the following risks.


    Hospital bond ratings are often based on feasibility studies which contain projections of expenses, revenues and occupancy levels. Among the influences affecting a hospital's gross receipts and net income available to service its debt are demand for hospital services, the ability of the hospital to provide the services required, management capabilities, economic developments in the service area, efforts by insurers and government agencies to limit rates and expenses, confidence in the hospital, service area economic developments, competition, availability and expense of malpractice insurance, Medicaid and Medicare funding and possible Federal legislation limiting the rates of increase of hospital charges.

    Electric utilities face problems in financing large construction programs in an inflationary period, cost increases and delay occasioned by safety and environmental considerations (particularly with respect to nuclear facilities), difficulty in obtaining fuel at reasonable prices and in achieving timely and adequate rate relief from regulatory commissions, effect of energy conservation and limitations on the capacity of the capital market to absorb utility debt.


    Life care facilities are an alternative form of long-term housing for the elderly which offer residents the independence of a condominium life style and, if needed, the comprehensive care of nursing home services. Bonds to finance these facilities have been issued by various state industrial development authorities. Since the bonds are normally secured only by the revenues of each facility and not by state or local government tax payments, they are subject to a wide variety of risks. Primarily, the projects must maintain adequate occupancy levels to be able to provide revenues sufficient to meet debt service payments. Moreover, since a portion of housing, medical care and other services may be financed by an initial deposit, it is important that the facility maintain adequate financial reserves to secure estimated actuarial liabilities. The ability of management to accurately forecast inflationary cost pressures is an important factor in this process. The facilities may also be affected adversely by regulatory cost restrictions applied to health care delivery in general, particularly state regulations or changes in Medicare and Medicaid payments or qualifications, or restrictions imposed by medical insurance companies. They may also face competition from alternative health care or conventional housing facilities in the private or public sector.

MUNICIPAL LEASES
    The Portfolio may invest in municipal leases and participations therein, which arrangements frequently involve special risks. Municipal leases are obligations in the form of a lease or installment purchase arrangement which is issued by state or local governments to acquire equipment and facilities. Interest income from such obligations is generally exempt from local and state taxes in the state of issuance. "Participations" in such leases are undivided interests in a portion of the total obligation. Participations entitle their holders to receive a pro rata share of all payments under the lease. A trustee is usually responsible for administering the terms of the participation and enforcing the participants' rights in the underlying lease. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased assets to pass eventually to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. State debt-issuance limitations are deemed to be inapplicable to these arrangements because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. Such arrangements are, therefore, subject to the risk that the governmental issuer will not appropriate funds for lease payments.

    Certain municipal lease obligations owned by the Portfolio may be deemed illiquid for the purpose of the Portfolio's 15% limitation on investments in illiquid securities, unless determined by the Investment Adviser, pursuant to guidelines adopted by the Trustees of the Portfolio, to be liquid securities for the purpose of such limitation. In determining the liquidity of municipal lease obligations, the Investment Adviser will consider a variety of factors including: (1) the willingness of dealers to bid for the security; (2) the number of dealers willing to purchase or sell the obligation and the number of other potential buyers; (3) the frequency of trades and quotes for the obligation; and (4) the nature of the marketplace trades. In addition, the Investment Adviser will consider factors unique to particular lease obligations affecting the marketability thereof. These include the general creditworthiness of the municipality, the importance of the property covered by the lease to the municipality, and the likelihood that the marketability of the obligation will be maintained throughout the time the obligation is held by the Portfolio. In the event the Portfolio acquires an unrated municipal lease obligation, the Investment Adviser will be responsible for determining the credit quality of such obligation on an on-going basis, including an assessment of the likelihood that the lease may or may not be cancelled.


ZERO COUPON BONDS
    Zero coupon bonds are debt obligations which do not require the periodic payment of interest and are issued at a significant discount from face value. The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity at a rate of interest reflecting the market rate of the security at the time of issuance. Zero coupon bonds benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash.


INSURANCE
    Insured municipal obligations held by the Portfolio (if any) will be insured as to their scheduled payment of principal and interest under either (i) an insurance policy obtained by the issuer or underwriter of the obligation at the time of its original issuance or (ii) an insurance policy obtained by the Portfolio or a third party subsequent to the obligation's original issuance (which may not be reflected in the obligation's market value. In either event, such insurance may provide that in the event of non-payment of interest or principal when due with respect to an insured obligation, the insurer is not required to make such payment until a specified time has lapsed (which may be 30 days or more after notice).


CREDIT QUALITY
    The Portfolio is dependent on the Investment Adviser's judgment, analysis and experience in evaluating the quality of municipal obligations. In evaluating the credit quality of a particular issue, whether rated or unrated, the Investment Adviser will normally take into consideration, among other things, the financial resources of the issuer (or, as appropriate, of the underlying source of funds for debt service), its sensitivity to economic conditions and trends, any operating history of and the community support for the facility financed by the issue, the ability of the issuer's management and regulatory matters. The Investment Adviser will attempt to reduce the risks of investing in the lowest investment grade, below investment grade and comparable unrated obligations through active portfolio management, credit analysis and attention to current developments and trends in the economy and the financial markets.


    See "Portfolio of Investments" in the "Financial Statements" incorporated by reference into this SAI with respect to any defaulted obligations held by the Portfolio.

SHORT-TERM TRADING
    The Portfolio may sell securities in anticipation of a market decline (a rise in interest rates) or purchase and later sell securities in anticipation of a market rise (a decline in interest rates). In addition, a security may be sold and another purchased at approximately the same time to take advantage of what the Portfolio believes to be a temporary disparity in the normal yield relationship between the two securities. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for or supply of various types of municipal obligations or changes in the investment objectives of investors. Such trading may be expected to increase the portfolio turnover rate, which may increase capital gains and the expenses incurred in connection with such trading. The Portfolio cannot accurately predict its portfolio turnover rate, but it is anticipated that the annual turnover rate will generally not exceed 100% (excluding turnover of securities having a maturity of one year or less). A 100% annual turnover rate would occur, for example, if all the securities held by the Portfolio were replaced once in a period of one year. A high turnover rate (100% or more) necessarily involves greater expenses to the Portfolio. The Portfolio engages in portfolio trading (including short-term trading) if it believes that a transaction including all costs will help in achieving its investment objective.

WHEN-ISSUED SECURITIES

    New issues of municipal obligations are sometimes offered on a "when-issued" basis, that is, delivery and payment for the securities normally taking place within a specified number of days after the date of the Portfolio's commitment and are subject to certain conditions such as the issuance of satisfactory legal opinions. The Portfolio may also purchase securities on a when-issued basis pursuant to refunding contracts in connection with the refinancing of an issuer's outstanding indebtedness. Refunding contracts generally require the issuer to sell and the Portfolio to buy such securities on a settlement date that could be several months or several years in the future.


    The Portfolio will make commitments to purchase when-issued securities only with the intention of actually acquiring the securities, but may sell such securities before the settlement date if it is deemed advisable as a matter of investment strategy. The payment obligation and the interest rate that will be received on the securities are fixed at the time the Portfolio enters into the purchase commitment. The Portfolio's custodian will segregate cash or high grade liquid debt securities in a separate account of the Portfolio in an amount at least equal to the when-issued commitments. If the value of the securities placed in the separate account declines, additional cash or high grade liquid debt securities will be placed in the account on a daily basis so that the value of the account will at least equal the amount of the Portfolio's when-issued commitments. When the Portfolio commits to purchase a security on a when-issued basis it records the transaction and reflects the value of the security in determining its net asset value. Securities purchased on a when-issued basis and the securities held by the Portfolio are subject to changes in value based upon the perception of the creditworthiness of the issuer and changes in the level of interest rates (i.e., appreciation when interest rates decline and depreciation when interest rates rise). Therefore, to the extent that the Portfolio remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be greater fluctuations in the Portfolio's net asset value than if it solely set aside cash to pay for when-issued securities.

VARIABLE RATE OBLIGATIONS

    The Portfolio may purchase variable rate obligations. Variable rate instruments provide for adjustments in the interest rate at specified intervals (weekly, monthly, semi-annually, etc.). The revised rates are usually set at the issuer's discretion, in which case the investor normally enjoys the right to "put" the security back to the issuer or his agent. Rate revisions may alternatively be determined by formula or in some other contractual fashion. Variable rate obligations normally provide that the holder can demand payment of the obligation on short notice at par with accrued interest and which are frequently secured by letters of credit or other credit support arrangements provided by banks. To the extent that such letters of credit or other arrangements constitute an unconditional guarantee of the issuer's obligations, a bank may be treated as the issuer of a security for the purpose of complying with the diversification requirements set forth in Section 5(b) of the 1940 Act and Rule 5b-2 thereunder. The Portfolio would anticipate using these obligations as cash equivalents pending longer term investment of its funds.

REDEMPTION, DEMAND AND PUT FEATURES
    Most municipal bonds have a fixed final maturity date. However, it is commonplace for the issuer to reserve the right to call the bond earlier. Also, some bonds may have "put" or "demand" features that allow early redemption by the bondholder. Interest income generated by certain bonds having demand features may not qualify as tax-exempt interest. Longer term fixed-rate bonds may give the holder a right to request redemption at certain times (often annually after the lapse of an intermediate term). These bonds are more defensive than conventional long term bonds (protecting to some degree against a rise in interest rates) while providing greater opportunity than comparable intermediate term bonds, because the Portfolio may retain the bond if interest rates decline. By acquiring these kinds of obligations the Portfolio obtains the contractual right to require the issuer of the security or some other person (other than a broker or dealer) to purchase the security at an agreed upon price, which right is contained in the obligation itself rather than in a separate agreement with the seller or some other person. Because this right is assignable with the security, which is readily marketable and valued in the customary manner, the Portfolio will not assign any separate value to such right.

LIQUIDITY AND PROTECTIVE PUT OPTIONS
    The Portfolio may also enter into a separate agreement with the seller of the security or some other person granting the Portfolio the right to put the security to the seller thereof or the other person at an agreed upon price. The Portfolio intends to limit this type of transaction to institutions (such as banks or securities dealers) which the Investment Adviser believes present minimal credit risks and would engage in this type of transaction to facilitate portfolio liquidity or (if the seller so agrees) to hedge against rising interest rates. There is no assurance that this kind of put option will be available to the Portfolio or that selling institutions will be willing to permit the Portfolio to exercise a put to hedge against rising interest rates. A separate put option may not be marketable or otherwise assignable, and sale of the security to a third party or lapse of time with the put unexercised may terminate the right to exercise the put. The Portfolio does not expect to assign any value to any separate put option which may be acquired to facilitate portfolio liquidity, inasmuch as the value (if any) of the put will be reflected in the value assigned to the associated security; any put acquired for hedging purposes would be valued in good faith under methods or procedures established by the Trustees of the Portfolio after consideration of all relevant factors, including its expiration date, the price volatility of the associated security, the difference between the market price of the associated security and the exercise price of the put, the creditworthiness of the issuer of the put and the market prices of comparable put options. Interest income generated by certain bonds having put features may not qualify as tax-exempt interest.

SECURITIES LENDING
    The Portfolio may seek to increase its income by lending portfolio securities to broker-dealers or other institutional borrowers. Under present regulatory policies of the Commission, such loans are required to be secured continuously by collateral in cash, cash equivalents or U.S. Government securities held by the Portfolio's custodian and maintained on a current basis at an amount at least equal to the market value of the securities loaned, which will be marked to market daily. Cash equivalents include short-term municipal obligations as well as taxable certificates of deposit, commercial paper and other short-term money market instruments. The Portfolio would have the right to call a loan and obtain the securities loaned at any time on up to five business days' notice. During the existence of a loan, the Portfolio will continue to receive the equivalent of the interest paid by the issuer on the securities loaned and will also receive a fee, or all or a portion of the interest on investment of the collateral, if any. However, the Portfolio may pay lending fees to such borrowers. The Portfolio would not have the right to vote any securities having voting rights during the existence of the loan, but would call the loan in anticipation of an important vote to be taken among holders of the securities or the giving or withholding of their consent on a material matter affecting the investment. As with other extensions of credit there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. However, the loans will be made only to organizations deemed by the Portfolio's management to be of good standing and when, in the judgment of the Portfolio's management, the consideration which can be earned from securities loans of this type justifies the attendant risk. Distributions by the Fund of any income realized by the Portfolio from securities loans will be taxable. If the management of the Portfolio decides to make securities loans, it is intended that the value of the securities loaned would not exceed 30% of the Portfolio's total assets. The Portfolio has no present intention of engaging in securities lending.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS
    A change in the level of interest rates may affect the value of the securities held by the Portfolio (or of securities that the Portfolio expects to purchase). To hedge against changes in rates, the Portfolio may enter into (i) futures contracts for the purchase or sale of debt securities and (ii) futures contracts on securities indices. All futures contracts entered into by the Portfolio are traded on exchanges or boards of trade that are licensed and regulated by the Commodity Futures Trading Commission ("CFTC") and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant exchange. The Portfolio may purchase and write call and put options on futures contracts which are traded on a United States or foreign exchange or board of trade. The Portfolio will be required, in connection with transactions in futures contracts and the writing of options on futures, to make margin deposits, which will be held by the Portfolio's custodian for the benefit of the futures commission merchant through whom the Portfolio engages in such futures and options transactions.

    Some futures contracts and options thereon may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit transactions in an exchange-traded instrument, which may make the instrument temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the Portfolio from closing out positions and limiting its losses.

    The Portfolio will engage in futures and related options transactions only for bona fide hedging purposes as defined in or permitted by CFTC regulations. The Portfolio will determine that the price fluctuations in the futures contracts and options on futures are substantially related to price fluctuations in securities held by the Portfolio or which it expects to purchase. The Portfolio's futures transactions will be entered into for traditional hedging purposes -- that is, futures contracts will be sold to protect against a decline in the price of securities that the Portfolio owns, or futures contracts will be purchased to protect the Portfolio against an increase in the price of securities it intends to purchase. As evidence of this hedging intent, the Portfolio expects that on 75% or more of the occasions on which it takes a long futures (or option) position (involving the purchase of futures contracts), the Portfolio will have purchased, or will be in the process of purchasing, equivalent amounts of related securities in the cash market at the time when the futures (or option) position is closed out. However, in particular cases, when it is economically advantageous for the Portfolio to do so, a long futures position may be terminated (or an option may expire) without the corresponding purchase of securities. The Portfolio will engage in transactions in futures and related options contracts only to the extent such transactions are consistent with the requirements of the Internal Revenue Code for maintaining qualification of the Fund as a regulated investment company for federal income tax purposes (see "Taxes").

    Transactions using futures contracts and options (other than options that the Portfolio has purchased) expose the Portfolio to an obligation to another party. The Portfolio will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities or other options, or futures contracts or (2) cash, receivables and short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. The Portfolio will comply with Commission guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash, U.S. Government securities or other liquid, high-grade debt securities in a segregated account with its custodian in the prescribed amount.

    Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding futures contract or option is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of the Portfolio's assets to cover or segregated accounts could impede portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.

                           INVESTMENT RESTRICTIONS
    The following investment restrictions of the Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of the Fund's outstanding voting securities, which as used in this SAI means the lesser of (a) 67% of the shares of the Fund present or represented by proxy at a meeting if the holders of more than 50% of the shares are present or represented at the meeting or (b) more than 50% of the shares of the Fund. Accordingly, the Fund may not:


    (1) Purchase any security (other than U.S. Government securities) if such purchase, at the time thereof, would cause more than 5% of the total assets of the Fund (taken at market value) to be invested in the securities of a single issuer; provided, however, that the Fund may invest all or part of its investable assets in an open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund;

    (2) Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities). The deposit or payment by the Fund of initial or maintenance margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin;


    (3) Make short sales of securities or maintain a short position, unless at all times when a short position is open the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short, and unless not more than 25% of the Fund's net assets (taken at current value) is held as collateral for such sales at any one time. (The Fund will make such sales only for the purpose of deferring realization of gain or loss for federal income tax purposes);


    (4) Purchase securities of any issuer if such purchase, at the time thereof, would cause more than 10% of the total outstanding voting securities of such issuer to be held by the Fund; provided, however, that the Fund may invest all or part of its investable assets in an open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund;

    (5) Purchase securities issued by any other open-end investment company or investment trust; provided, however, that the Fund may invest all or part of its investable assets in an open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund;

    (6) Purchase or retain in its portfolio any securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Trust or is a member, officer, director or trustee of any investment adviser of the Fund, if after the purchase of the securities of such issuer by the Fund one or more of such persons owns beneficially more than 1/2 of 1% of the shares or securities or both (all taken at market value) of such issuer and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities or both (all taken at market value);

    (7) Underwrite or participate in the marketing of securities of others, except insofar as it may technically be deemed to be an underwriter in selling a portfolio security under circumstances which may require the registration of the same under the Securities Act of 1933, or participate on a joint or a joint and several basis in any trading account in securities;

    (8) Lend any of its funds or other assets to any person, directly or indirectly, except (i) through repurchase agreements and (ii) through the loan of a portfolio security; (The purchase of a portion of an issue of debt obligations, whether or not the purchase is made on the original issuance, is not considered the making of a loan);

    (9) Borrow money or pledge its assets in excess of 1/3 of the value of its net assets (excluding the amount borrowed) and then only if such borrowing is incurred as a temporary measure for extraordinary or emergency purposes or to facilitate the orderly sale of portfolio securities to accommodate redemption requests; or issue securities other than its shares of beneficial interest, except as appropriate to evidence indebtedness, including reverse repurchase agreements, which the Fund is permitted to incur. The Fund will not purchase securities while outstanding temporary bank borrowings exceed 5% of its total assets; provided, however, that the Fund may increase its interest in an open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund while such borrowings are outstanding. The deposit of cash, cash equivalents and liquid debt securities in a segregated account with the custodian and/or with a broker in connection with futures contracts or related options transactions and the purchase of securities on a "when-issued" basis is not deemed to be a pledge;

    (10) Invest for the purpose of exercising control or management of other companies; provided, however, that the Fund may invest all or part of its investable assets in an open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund;

    (11) Purchase or sell real estate, although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate;

    (12) Purchase or sell physical commodities or contracts for the purchase or sale of physical commodities;

    (13) Buy investment securities from or sell them to any of the officers or Trustees of the Trust, its investment adviser or its underwriter, as principal; however, any such person or concerns may be employed as a broker upon customary terms; or

    (14) Purchase oil, gas or other mineral leases or purchase partnership interests in oil, gas or other mineral exploration or development programs.


    The Portfolio has adopted substantially the same fundamental investment restrictions as the foregoing investment restrictions adopted by the Fund; such restrictions cannot be changed without the approval of a "majority of the outstanding voting securities" of the Portfolio, which as used in this SAI means the lesser of (a) 67% of the outstanding voting securities of the Portfolio present or represented by proxy at a meeting if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented at the meeting or (b) more than 50% of the outstanding voting securities of the Portfolio. The term "voting securities" as used in this paragraph has the same meaning as in the 1940 Act. Whenever the Trust is requested to vote on a change in the fundamental investment restrictions of the Portfolio (or the Portfolio's 80% investment policy as described in the Fund's current Prospectus), the Trust will hold a meeting of Fund shareholders and will cast its vote as instructed by the shareholders.

    The Fund and the Portfolio have adopted the following investment policies which may be changed by the Trust with respect to the Fund without approval by the Fund's shareholders or by the Portfolio with respect to the Portfolio without approval by the Fund or its other investors. Except for debt obligations issued by or on behalf of states, territories and possessions of the United States, and the District of Columbia and their political subdivisions, agencies or instrumentalities, neither the Fund nor the Portfolio may invest more than 5% of its total assets (taken at current value) in obligations where the payments of principal and interest thereon is the responsibility of a company (including predecessors) with less than three years operating history unless such obligations are rated at the time of purchase by a nationally recognized rating service; provided, however, that the Fund may invest without limitation in the Portfolio or in another investment company with substantially the same investment objective. Neither the Fund nor the Portfolio may invest more than 15% of net assets in investments which are not readily marketable, including restricted securities and repurchase agreements maturing in more than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A of the Securities Act of 1933 and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees of the Trust or the Portfolio, or its delegate, determine to be liquid; provided, however, that the Fund may invest without limitation in the Portfolio or in another investment company with substantially the same investment objective. Neither the Fund nor the Portfolio may engage in options, futures or forward transactions if more than 5% of its net assets, as measured by the aggregate of the premiums paid by the Fund or the Portfolio, would be so invested. The Fund and the Portfolio may purchase put options on municipal obligations only if after such purchase not more than 5% of its net assets, as measured by the aggregate of the premiums paid for such options held by it would be so invested. In addition, neither the Fund nor the Portfolio will purchase any put options, long futures contracts, or call options on a futures contract if at the date of such purchase realized net losses from such transactions during the fiscal year to date exceed 5% of its average net assets during such period. Neither the Fund nor the Portfolio intend to invest in reverse repurchase agreements during the current fiscal year.

    For purposes of the Portfolio's investment restrictions, the determination of the "issuer" of a municipal obligation which is not a general obligation bond will be made by the Portfolio's Investment Adviser on the basis of the characteristics of the obligation and other relevant factors, the most significant of which is the source of funds committed to meeting interest and principal payments of such obligation.

    In order to permit the sale of shares of the Fund in certain states, the Fund may make commitments more restrictive than the policies described above. Should the Fund determine that any such commitment is no longer in the best interest of the Fund and its shareholders, it will revoke the commitment by terminating sales of its shares in the state(s) involved.

                            TRUSTEES AND OFFICERS
    The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Unless otherwise noted, the business address of each Trustee and officer is 24 Federal Street, Boston, Massachusetts 02110, which is also the address of the Portfolio's investment adviser, Boston Management and Research ("BMR"), a wholly-owned subsidiary of Eaton Vance Management ("Eaton Vance"); Eaton Vance's parent, Eaton Vance Corp. ("EVC"); and of BMR's and Eaton Vance's trustee, Eaton Vance, Inc. ("EV"). Eaton Vance and EV are both wholly-owned subsidiaries of EVC. Those Trustees who are "interested persons" of the Trust, the Portfolio, BMR, Eaton Vance, EVC or EV, as defined in the 1940 Act, by virtue of their affiliation with any one or more of the Trust, the Portfolio, BMR, Eaton Vance, EVC or EV, are indicated by an asterisk(*).

                   TRUSTEES OF THE TRUST AND THE PORTFOLIO

DONALD R. DWIGHT (64), Trustee
President of Dwight Partners, Inc. (a corporate relations and communications company) founded in 1988; Chairman of the Board of Newspapers of New England, Inc., since 1983. Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: Clover Mill Lane, Lyme, New Hampshire 03768

JAMES B. HAWKES (54), Vice President and Trustee*
Executive Vice President of BMR, Eaton Vance, EVC and EV, and a Director of EVC and EV. Director, Trustee and officer of various investment companies managed by Eaton Vance or BMR.

SAMUEL L. HAYES, III (60), Trustee
Jacob H. Schiff, Professor of Investment Banking at Harvard University Graduate
  School of Business Administration. Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: Harvard University Graduate School of Business Administration, Soldiers Field Road, Boston, Massachusetts 02163

NORTON H. REAMER (60), Trustee
President and Director, United Asset Management Corporation, a holding company owning institutional investment management firms. Chairman, President and Director, UAM Funds (mutual funds). Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: One International Place, Boston, Massachusetts 02110

JOHN L. THORNDIKE (69), Trustee
Director, Fiduciary Company Incorporated. Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: 175 Federal Street, Boston, Massachusetts 02110

JACK L. TREYNOR (65), Trustee
Investment Adviser and Consultant. Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: 504 Via Almar, Palos Verdes Estates, California 90274

                   OFFICERS OF THE TRUST AND THE PORTFOLIO

THOMAS J. FETTER (52), President
Vice President of BMR, Eaton Vance and EV. Mr. Fetter was elected a Vice
  President of the Trust on December 17, 1990 and then elected President of the Trust and the Portfolio on December 13, 1993. Officer of various investment companies managed by Eaton Vance or BMR.

ROBERT B. MACINTOSH (39), Vice President
Vice President of Eaton Vance and EV, and BMR (since August 11, 1992), employee of Eaton Vance since March 8, 1991. Fidelity Investments -- Portfolio Manager (1986-1991). Officer of various investment companies managed by Eaton Vance or BMR. Mr. MacIntosh was elected Vice President of the Trust on March 22, 1993.

THOMAS M. METZOLD (37), Vice President
Vice President of BMR, Eaton Vance and EV. Officer of various investment companies managed by Eaton Vance or BMR. Mr. Metzold was elected Vice President of the Portfolio on June 19, 1995.

JAMES L. O'CONNOR (50), Treasurer
Vice President of BMR, Eaton Vance and EV. Officer of various investment companies managed by Eaton Vance or BMR.

THOMAS OTIS (64), Secretary
Vice President and Secretary of BMR, Eaton Vance, EVC and EV. Officer of various investment companies managed by Eaton Vance or BMR.

JANET E. SANDERS (60), Assistant Secretary
Vice President of BMR, Eaton Vance and EV. Officer of various investment companies managed by Eaton Vance or BMR.

A. JOHN MURPHY (33), Assistant Secretary
Assistant Vice President of BMR, Eaton Vance and EV since March 1, 1994;
  employee of Eaton Vance since March 1993. State Regulations Supervisor, The Boston Company (1991-1993) and Registration Specialist, Fidelity Management & Research Co. (1986-1991). Officer of various investment companies managed by Eaton Vance or BMR. Mr. Murphy was elected Assistant Secretary of the Trust and the Portfolio on March 27, 1995.

ERIC G. WOODBURY (38), Assistant Secretary
Vice President of Eaton Vance since February 1993; formerly, associate attorney at Dechert, Price & Rhoads and Gaston & Snow. Officer of various investment companies managed by Eaton Vance or BMR. Mr. Woodbury was elected Assistant Secretary on June 19, 1995.

    Messrs. Thorndike (Chairman), Hayes and Reamer are members of the Special Committee of the Board of Trustees of the Trust and of the Portfolio. The Special Committee functions include a continuous review of the Trust's contractual relationship with the Administrator on behalf of the Fund, the Portfolio's contractual relationship with the Investment Adviser, making recommendations to the Trustees regarding the compensation of those Trustees who are not members of the Eaton Vance organization, and making recommendations to the Trustees regarding candidates to fill vacancies, as and when they occur, in the ranks of those Trustees who are not "interested persons" of the Trust, the Portfolio, or the Eaton Vance organization.


    Messrs. Treynor (Chairman) and Dwight are members of the Audit Committee of the Board of Trustees of the Trust and of the Portfolio. The Audit Committee's functions include making recommendations to the Trustees regarding the selection of the independent certified public accountants, and reviewing with such accountants and the Treasurer of the Trust and of the Portfolio matters relative to accounting and auditing practices and procedures, accounting records, internal accounting controls, and the functions performed by the custodian and transfer agent of the Trust and of the Portfolio.


    Trustees of the Portfolio who are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Trustees Deferred Compensation Plan (the "Plan"). Under the Plan, an eligible Trustee may elect to have his deferred fees invested by the Portfolio in the shares of one or more funds in the Eaton Vance Family of Funds, and the amount paid to the Trustees under the Plan will be determined based upon the performance of such investments. Deferral of Trustees' fees in accordance with the Plan will have a negligible effect on the Portfolio's assets, liabilities, and net income per share, and will not obligate the Portfolio to retain the services of any Trustee or obligate the Portfolio to pay any particular level of compensation to the Trustee. Neither the Fund nor the Portfolio has a retirement plan for its Trustees.

    The fees and expenses of those Trustees of the Trust and the Portfolio who are not members of the Eaton Vance organization (the noninterested Trustees) are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. For the compensation received by the noninterested Trustees of the Trust and the Portfolio, see "Fees and Expenses" in the Fund's Part II.

                     INVESTMENT ADVISER AND ADMINISTRATOR

    The Portfolio engages BMR as investment adviser pursuant to an Investment Advisory Agreement dated October 13, 1992. BMR or Eaton Vance acts as investment adviser to investment companies and various individual and institutional clients with combined assets under management of approximately $16 billion.


    Eaton Vance, its affiliates and its predecessor companies have been managing assets of individuals and institutions since 1924 and managing investment companies since 1931. They maintain a large staff of experienced fixed-income and equity investment professionals to service the needs of their clients. The fixed-income division focuses on all kinds of taxable investment-grade and high-yield securities, tax-exempt investment-grade and high-yield securities, and U.S. Government securities. The equity division covers stocks ranging from blue chip to emerging growth companies.


    Eaton Vance offers state tax-free portfolios in more states than any other mutual fund organization. It features 31 long-term state portfolios, 3 national portfolios and 12 limited maturity portfolios -- all with an average credit quality of A to Aa -- plus a national municipals portfolio and a high yield municipals portfolio of lower-rated securities. A staff of 32 is responsible for the day-to-day management of over 3,500 issues in 48 mutual fund portfolios. Assets managed by the Company's municipal investment group are currently over $9.1 billion.

    Thomas M. Metzold is the manager of the Portfolio. He is a Chartered Financial Analyst and a Vice President of EVM and BMR. Mr. Metzold graduated in 1980 from Siena College with a B.S. in finance. In 1987, he received his M.B.A. in finance from the State University of New York at Albany. He also is a member of the Boston Security Analysts Society, the Association for Investment Management & Research, the Boston Municipal Analysts Forum, and the National Federation of Municipal Analysts.

    BMR manages the investments and affairs of the Portfolio subject to the supervision of the Portfolio's Board of Trustees. BMR furnishes to the Portfolio investment research, advice and supervision, furnishes an investment program and determines what securities will be purchased, held or sold by the Portfolio and what portion, if any, of the Portfolio's assets will be held uninvested. The Investment Advisory Agreement requires BMR to pay the salaries and fees of all officers and Trustees of the Portfolio who are members of the BMR organization and all personnel of BMR performing services relating to research and investment activities. The Portfolio is responsible for all expenses not expressly stated to be payable by BMR under the Investment Advisory Agreement, including, without implied limitation, (i) expenses of maintaining the Portfolio and continuing its existence, (ii) registration of the Portfolio under the 1940 Act, (iii) commissions, fees and other expenses connected with the acquisition, holding and disposition of securities and other investments, (iv) auditing, accounting and legal expenses, (v) taxes and interest, (vi) governmental fees, (vii) expenses of issue, sale and redemption of interests in the Portfolio, (viii) expenses of registering and qualifying the Portfolio and interests in the Portfolio under Federal and state securities laws and of preparing and printing registration statements or other offering statements or memoranda for such purposes and for distributing the same to investors, and fees and expenses of registering and maintaining registrations of the Portfolio and of the Portfolio's placement agent as broker-dealer or agent under state securities laws, (ix) expenses of reports and notices to investors and of meetings of investors and proxy solicitations therefor, (x) expenses of reports to governmental officers and commissions, (xi) insurance expenses, (xii) association membership dues, (xiii) fees, expenses and disbursements of custodians and subcustodians for all services to the Portfolio (including without limitation safekeeping of funds, securities and other investments, keeping of books, accounts and records, and determination of net asset values, book capital account balances and tax capital account balances), (xiv) fees, expenses and disbursements of transfer agents, dividend disbursing agents, investor servicing agents and registrars for all services to the Portfolio, (xv) expenses for servicing the accounts of investors, (xvi) any direct charges to investors approved by the Trustees of the Portfolio, (xvii) compensation and expenses of Trustees of the Portfolio who are not members of BMR's organization, and (xviii) such non-recurring items as may arise, including expenses incurred in connection with litigation, proceedings and claims and the obligation of the Portfolio to indemnify its Trustees, officers and investors with respect thereto.

    For a description of the compensation that the Portfolio pays BMR under the Investment Advisory Agreement, see the Fund's current Prospectus. As at September 30, 1995, the Portfolio had net assets of $2,260,646,363. For the period from the start of business, February 1, 1993, to the fiscal year ended September 30, 1993, and for the fiscal years ended September 30, 1994 and 1995, the Portfolio paid BMR advisory fees of $5,557,586, $9,648,375 and $9,944,026, respectively, (equivalent to 0.45%, 0.44% and 0.45% (annualized) of the Portfolio's average net assets for such period).


    A commitment has been made to a state securities authority that Eaton Vance will take certain actions, if necessary, so that the Fund's expenses will not exceed expense limitation requirements of such state. The commitment may be amended or rescinded by Eaton Vance in response to changes in the requirements of the state or for other reasons.


    The Investment Advisory Agreement with BMR remains in effect until February 28, 1996. It may be continued indefinitely thereafter so long as such continuance after February 28, 1996 is approved at least annually (i) by the vote of a majority of the Trustees of the Portfolio who are not interested persons of the Portfolio or of BMR cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Portfolio or by vote of a majority of the outstanding voting securities of the Portfolio. The Agreement may be terminated at any time without penalty on sixty (60) days' written notice by the Board of Trustees of either party, or by vote of the majority of the outstanding voting securities of the Portfolio, and the Agreement will terminate automatically in the event of its assignment. The Agreement provides that BMR may render services to others and engage in other business activities and may permit other fund clients and other corporations and organizations to use the words "Eaton Vance" or "Boston Management and Research" in their names. The Agreement also provides that BMR shall not be liable for any loss incurred in connection with the performance of its duties, or action taken or omitted under that Agreement, in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties thereunder, or for any losses sustained in the acquisition, holding or disposition of any security or other investment.

    As indicated in the Prospectus, Eaton Vance serves as administrator of the Fund, but currently receives no compensation for providing administrative services to the Fund. Under its Administrative Services Agreement with the Fund, Eaton Vance has been engaged to administer the Fund's affairs, subject to the supervision of the Trustees of the Trust, and shall furnish for the use of the Fund office space and all necessary office facilities, equipment and personnel for administering the affairs of the Fund. For additional information about the Administrator, see "Fees and Expenses" in the Fund's Part II.

    The Fund pays all of its own expenses including, without limitation, (i) expenses of maintaining the Fund and continuing its existence, (ii) its pro rata share of registration of the Trust under the 1940 Act, (iii) commissions, fees and other expenses connected with the purchase or sale of securities and other investments, (iv) auditing, accounting and legal expenses, (v) taxes and interest, (vi) governmental fees, (vii) expenses of issue, sale, repurchase and redemption of shares, (viii) expenses of registering and qualifying the Fund and its shares under federal and state securities laws and of preparing and printing prospectuses for such purposes and for distributing the same to shareholders and investors, and fees and expenses of registering and maintaining registrations of the Fund and of the Fund's principal underwriter, if any, as broker-dealer or agent under state securities laws, (ix) expenses of reports and notices to shareholders and of meetings of shareholders and proxy solicitations therefor,
(x) expenses of reports to governmental officers and commissions, (xi) insurance expenses, (xii) association membership dues (xiii) fees, expenses and disbursements of custodians and subcustodians for all services to the Fund (including without limitation safekeeping of funds, securities and other investments, keeping of books and accounts and determination of net asset values), (xiv) fees, expenses and disbursements of transfer agents, dividend disbursing agents, shareholder servicing agents and registrars for all services to the Fund, (xv) expenses for servicing shareholder accounts, (xvi) any direct charges to shareholders approved by the Trustees of the Trust, (xvii) compensation and expenses of Trustees of the Trust who are not members of the Eaton Vance organization, and (xviii) such non-recurring items as may arise, including expenses incurred in connection with litigation, proceedings and claims and the obligation of the Trust to indemnify its Trustees and officers with respect thereto.

    BMR is a wholly-owned subsidiary of Eaton Vance. Eaton Vance and EV are both wholly-owned subsidiaries of EVC. BMR and Eaton Vance are both Massachusetts business trusts, and EV is the trustee of BMR and Eaton Vance. The Directors of EV are Landon T. Clay, H. Day Brigham, Jr., M. Dozier Gardner, James B. Hawkes and Benjamin A. Rowland, Jr. The Directors of EVC consist of the same persons and John G.L. Cabot and Ralph Z. Sorenson. Mr. Clay is chairman and Mr. Gardner is president and chief executive officer of EVC, BMR, Eaton Vance and EV. All of the issued and outstanding shares of Eaton Vance and EV are owned by EVC. All of the issued and outstanding shares of BMR are owned by Eaton Vance. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust which expires on December 31, 1996, the Voting Trustees of which are Messrs. Clay, Brigham, Gardner, Hawkes and Rowland. The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of BMR and Eaton Vance who are also officers and Directors of EVC and EV. As of January 31, 1996, Messrs. Clay, Gardner and Hawkes each owned 24% of such voting trust receipts, and Messrs. Rowland and Brigham owned 15% and 13%, respectively, of such voting trust receipts. Messrs. Hawkes and Otis are officers or Trustees of the Trust and the Portfolio and are members of the EVC, BMR, Eaton Vance and EV organizations. Messrs. Fetter, MacIntosh, Metzold, Murphy, O'Connor and Woodbury, and Ms. Sanders who are officers or Trustees of the Trust and/or the Portfolio and are also members of the BMR, Eaton Vance and EV organizations. BMR will receive the fees paid under the Investment Advisory Agreement and Eaton Vance's wholly-owned subsidiary, Eaton Vance Distributors, Inc., as Principal Underwriter, will receive its portion of the sales charge on shares of the Fund sold through Authorized Firms.

    EVC owns all of the stock of Energex Energy Corporation, which engages in oil and gas operations. In addition, Eaton Vance owns all the stock of Northeast Properties, Inc., which is engaged in real estate investment, consulting and management. EVC owns all the stock of Fulcrum Management, Inc. and MinVen, Inc., which are engaged in the development of precious metal properties. EVC also owns 24% of the Class A shares of Lloyd George Management (B.V.I.) Limited, a registered investment adviser. Eaton Vance, BMR, EVC and EV may also enter into other businesses.


    EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including the custodian of the Fund and the Portfolio, Investors Bank & Trust Company. It is Eaton Vance's opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between the Fund or the Portfolio and such banks.


                                  CUSTODIAN
    Investors Bank & Trust Company ("IBT"), 89 South Street, Boston, Massachusetts acts as custodian for the Fund and the Portfolio. IBT has the custody of all cash and securities representing the Fund's interest in the Portfolio, has custody of all the Portfolio's assets, maintains the general ledger of the Portoflio and the Fund and computes the daily net asset value of interests in the Portfolio and the net asset value of shares of the Fund. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with the Portfolio's investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Fund and the Portfolio. IBT charges fees which are competitive within the industry. A portion of the fee relates to custody, bookkeeping and valuation services and is based upon a percentage of Fund and Portfolio net assets, and a portion of the fee relates to activity charges, primarily the number of portfolio transactions. These fees are then reduced by a credit for cash balances of the particular investment company at the custodian equal to 75% of the 91-day, U.S. Treasury Bill auction rate applied to the particular investment company's average daily collected balances for the week. Landon T. Clay, a Director of EVC and an officer, Trustee or Director of other entities in the Eaton Vance organization, owns approximately 13% of the voting stock of Investors Financial Services Corp., the holding company parent of IBT. Management believes that such ownership does not create an affiliated person relationship between the Fund or the Portfolio and IBT under the Investment Company Act of 1940. During the fiscal year ended September 30, 1995, the Portfolio paid IBT custody fees of $374,289. For the custody fees that the Fund paid to IBT, see "Fees and Expenses" in the Fund's Part II.

                            SERVICE FOR WITHDRAWAL
    By a standard agreement, the Fund's Transfer Agent will send to the shareholder regular monthly or quarterly payments of any permitted amount designated by the shareholder (see "Eaton Vance Shareholder Services -- Withdrawal Plan" in the Fund's current Prospectus) based upon the value of the shares held. The checks will be drawn from share redemptions and hence, are a return of principal. Income dividends and capital gain distributions in connection with withdrawal accounts will be credited at net asset value as of the record date for each distribution. Continued withdrawals in excess of current income will eventually use up principal, particularly in a period of declining market prices.

    To use this service, at least $5,000 in cash or shares at the public offering price will have to be deposited with the Transfer Agent. The maintenance of a withdrawal plan concurrently with purchases of additional Fund shares would be disadvantageous if a sales charge is included in such purchases. A shareholder may not have a withdrawal plan in effect at the same time he or she has authorized Bank Automated Investing or is otherwise making regular purchases of Fund shares. The shareholder, the Transfer Agent or the Principal Underwriter will be able to terminate the withdrawal plan at any time without penalty.

                       DETERMINATION OF NET ASSET VALUE
    The net asset value of the shares of the Fund is determined by IBT (as agent and custodian for the Fund) in the manner described under "Valuing Fund Shares" in the Fund's current prospectus. The net asset value of the Portfolio is also computed by IBT (as agent and custodian for the Portfolio) by subtracting the liabilities of the Portfolio from the value of its total assets. Inasmuch as the market for municipal obligations is a dealer market with no central trading location or continuous quotation system, it is not feasible to obtain last transaction prices for most municipal obligations held by the Portfolio, and such obligations, including those purchased on a when-issued basis, will normally be valued on the basis of valuations furnished by a pricing service. The pricing services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities, various relationships between securities, and yield to maturity in determining value. Taxable obligations for which price quotations are readily available normally will be valued at the mean between the latest available bid and asked prices. Open futures positions on debt securities are valued at the most recent settlement prices, unless such price does not reflect the fair value of the contract, in which case the positions will be valued by or at the direction of the Trustees of the Portfolio. Other assets are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio. The Fund and the Portfolio will be closed for business and will not price their respective shares or interests on the following business holidays:
New Year's Day, Presidents' Day, Good Friday (a New York Stock Exchange holiday), Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

    Each investor in the Portfolio, including the Fund, may add to or reduce its investment in the Portfolio on each day the New York Stock Exchange (the "Exchange") is open for trading ("Portfolio Business Day") as of the close of regular trading on the Exchange (the "Portfolio Valuation Time"). The value of each investor's interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage, determined on the prior Portfolio Business Day, which represented that investor's share of the aggregate interests in the Portfolio on such prior day. Any additions or withdrawals for the current Portfolio Business Day will then be recorded. Each investor's percentage of the aggregate interest in the Portfolio will then be recomputed as a percentage equal to a fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio on the current Portfolio Business Day and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investment in the Portfolio on the current Portfolio Business Day by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio for the current Portfolio Business Day.

                            INVESTMENT PERFORMANCE
    Average annual total return is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation, and dividends and distributions paid and reinvested) for the stated period and annualizing the results. The calculation assumes that all distributions are reinvested at net asset value on the reinvestment dates during the period, and either (i) the deduction of the maximum initial sales charge from the initial $1,000 purchase order or (ii) a complete redemption of the investment and, if applicable, the deduction of the contingent deferred sales charge at the end of the period. For further information concerning the total return of the Fund, see "Performance Information" in the Fund's Part II.

    Yield is computed pursuant to a standardized formula by dividing the net investment income per share earned during a recent thirty-day period by the maximum offering price (including, if applicable, the maximum initial sales charge) per share on the last day of the period and annualizing the resulting figure. Net investment income per share is calculated from the yields to maturity of all debt obligations held by the Portfolio based on prescribed methods, reduced by accrued Fund expenses for the period with the resulting number being divided by the average daily number of Fund shares outstanding and entitled to receive distributions during the period. This yield figure does not reflect the deduction of any contingent deferred sales charges (if applicable) imposed on certain redemptions at the rate set forth under "How to Redeem Fund Shares" in the Fund's current prospectus. Yield calculations assume the current maximum initial sales charge (if applicable) set forth under "How to Buy Fund Shares" in the Fund's current Prospectus. (Actual yield may be affected by variations in sales charges on investments.) A taxable-equivalent yield is computed by dividing the tax-exempt yield by 1 minus a stated rate. For the yield and taxable-equivalent yield of the Fund, see "Performance Information" in the Fund's Part II.

    The Principal Underwriter may publish to Authorized Firms the Fund's distribution rate and/or its effective distribution rate. The Fund's distribution rate is computed by dividing the most recent monthly distribution per share annualized, by the current net asset value per share or, where applicable, the maximum public offering price per share (which includes the maximum initial sales charge). The Fund's effective distribution rate is computed by dividing the distribution rate by the ratio (the days in a year divided by the accrual days of the monthly period) used to annualize the most recent monthly distribution and reinvesting the resulting amount for a full year on the basis of such ratio. The effective distribution rate will be higher than the distribution rate because of the compounding effect of the assumed reinvestment. Investors should note that the Fund's yield is calculated using a standardized formula, the income component of which is computed from the yields to maturity of all debt obligations held by the Portfolio based on prescribed methods (with all purchases and sales of securities during such period included in the income calculation on a settlement date basis), whereas the distribution rate is based on the Fund's last monthly distribution which tends to be relatively stable and may be more or less than the amount of net investment income and short-term capital gain actually earned by the Fund during the month. See "Distribution and Taxes" in the Fund's current Prospectus. For the Fund's distribution rate and effective distribution rate, see "Performance Information" in the Fund's Part II.

    The Fund's total return may be compared to relevant indices, such as the Consumer Price Index, the Bond Buyer 25 Revenue Bond Index and the Lehman Brothers Municipal Bond Index, which may be used in advertisements and in information furnished to present or prospective shareholders. The Fund's performance may differ from that of other investors in the Portfolio, including other investment companies.

    The Fund may provide investors with information on municipal bond investing, which may include comparative performance information, evaluations of Fund performance, charts and/or illustrations prepared by independent sources (such as Lipper Analytical Services, Inc., CDA/Wiesenberger or Morningstar, Inc.). The Fund may also refer in investor publications to Tax Freedom Day, as computed by the Tax Foundation, Washington, DC 20005, to help illustrate the value of tax free investing, as well as other tax-related information.

    Information, charts and illustrations relating to inflation and the effects of inflation on the dollar may be included in advertisements and other material furnished to present and prospective shareholders. For example: After 10 years, the purchasing power of $25,000 would shrink to $16,621, $14,968, $13,465 and $12,100, if the annual rates of inflation during such period were 4%, 5%, 6% and 7%, respectively. (To calculate the purchasing power, the value at the end of each year is reduced by the above inflation rates for 10 consecutive years.)

    Information about the portfolio allocation and holdings of the Portfolio at a particular date (including ratings assigned by independent ratings services such as Moody's, S&P and Fitch) may be included in advertisements and other material furnished to present and prospective shareholders. Such information may be stated as a percentage of the Portfolio's bond holdings on such date.

    Comparative information about the yield or distribution rate of the Fund and about average rates of return on certificates of deposit, bank money market deposit accounts, money market mutual funds and other short-term investments may also be included in advertisements, supplemental sales literature or communications of the Fund. Such information may also compare the taxable equivalent yield (or value) of the Fund to the after-tax yield (or value) of such other investment vehicles. A bank certificate of deposit, unlike the Fund's shares, pays a fixed rate of interest and entitles the depositor to receive the face amount of the certificate of deposit at maturity. A bank money market deposit account is a form of savings account which pays a variable rate of interest. Unlike the Fund's shares, bank certificates of deposit and bank money market deposit accounts are insured by the Federal Deposit Insurance Corporation. A money market mutual fund is designed to maintain a constant value of $1.00 per share and, thus, a money market fund's shares are subject to less price fluctuation than the Fund's shares.

    The average rates of return of money market mutual funds, certificates of deposit and bank money market deposit accounts referred to in advertisements, supplemental sales literature or communications of the Fund will be based on rates published by the Federal Reserve Bank, Donoghues Money Fund Averages, RateGram or The Wall Street Journal.

    Information used in advertisements and in materials furnished to present and prospective shareholders may include statements or illustrations relating to the appropriateness of types of securities and/or mutual funds which may be employed to meet specific financial goals, such as (1) funding retirement, (2) paying for children's education, and (3) financially supporting aging parents. These three financial goals may be referred to in such advertisements or materials as the "Triple Squeeze."

                                    TAXES
FEDERAL INCOME TAXES
    Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund has elected to be treated, has qualified and intends to continue to qualify each year as a regulated investment company under the Internal Revenue Code (the "Code"). Accordingly, the Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute its net investment income (including tax-exempt income) and net realized capital gains in accordance with the timing requirements imposed by the Code, so as to avoid any federal income or excise tax on the Fund. The Fund so qualified for its fiscal year ended September 30, 1995 (see the Notes to the Financial Statements incorporated by reference into this SAI). Because the Fund invests substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements in order for the Fund to satisfy them. The Portfolio will allocate at least annually among its investors, including the Fund, each investor's distributive share of the Portfolio's net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. For purposes of applying the requirements of the Code regarding qualification as a regulated investment company, the Fund will be deemed (i) to own its proportionate share of each of the assets of the Portfolio and (ii) to be entitled to the gross income of the Portfolio attributable to such share.

    In order to avoid federal excise tax, the Code requires that the Fund distribute by December 31 of each calendar year at least 98% of its ordinary income (not including tax-exempt income) for such year, at least 98% of the excess of its realized capital gains over its realized capital losses, generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by any available capital loss carryforwards, and 100% of any income from the prior year (as previously computed) that was not paid out during such year and on which the Fund paid no federal income tax. Under current law, provided that the Fund qualifies as a regulated investment company for federal income tax purposes and the Portfolio is treated as a partnership for Massachusetts and federal tax purposes, neither the Fund nor the Portfolio is liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts.


    The Portfolio's investment in zero coupon and certain other securities will cause it to realize income prior to the receipt of cash payments with respect to these securities. Such income will be allocated daily to interests in the Portfolio, and in order to distribute its proportionate share of this income and avoid a tax payable by the Fund, the Portfolio may be required to liquidate portfolio securities that it might otherwise have continued to hold in order to generate cash that the Fund may withdraw from the Portfolio for subsequent distribution to Fund shareholders.

    Investments in lower-rated or unrated securities may present special tax issues for the Portfolio and hence for the Fund to the extent actual or anticipated defaults may be more likely with respect to such securities. Tax rules are not entirely clear about issues such as when the Portfolio may cease to accrue interest, original issue discount, or market discount, when and to what extent deductions may be taken for bad debts or worthless securities; how payments received on obligations in default should be allocated between principal and income; and whether exchanges of debt obligations in a workout context are taxable.


    Distributions of net tax-exempt interest income that are properly designated as "exempt-interest dividends" may be treated by shareholders as interest excludable from gross income under Section 103(a) of the Code. In order for the Fund to be entitled to pay the tax-exempt interest income allocated to it by the Portfolio as exempt-interest dividends to its shareholders, the Fund must and intends to satisfy certain requirements, including the requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of obligations, the interest on which is exempt from regular Federal income tax. For purposes of applying this 50% requirement, the Fund will be deemed to own its proportionate share of each of the assets of the Portfolio, and the Portfolio currently intends to invest its assets in a manner such that the Fund can meet this 50% requirement. Interest on certain municipal obligations is treated as a tax preference item for purposes of the federal alternative minimum tax. Shareholders of the Fund are required to report tax-exempt interest on their Federal income tax returns.

    From time to time proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on certain types of municipal obligations, and it can be expected that similar proposals may be introduced in the future. Under federal tax legislation enacted in 1986, the federal income tax exemption for interest on certain municipal obligations was eliminated or restricted. As a result of such legislation, the availability of municipal obligations for investment by the Portfolio and the value of the securities held by the Portfolio may be affected.


    In the course of managing its investments, the Portfolio may realize some short-term and long-term capital gains (and/or losses) as a result of market transactions, including sales of portfolio securities and rights to when-issued securities and options and futures transactions. The Portfolio may also realize taxable income from certain short-term taxable obligations, securities loans, a portion of original issue discount with respect to certain stripped municipal obligations or their stripped coupons and certain realized accrued market discount. Any distributions by the Fund of its share of such capital gains (after reduction by any capital loss carryforwards) would be taxable to shareholders of the Fund. However, it is expected that such amounts, if any, would normally be insubstantial in relation to the tax exempt interest earned by the Portfolio and allocated to the Fund. Certain distributions declared in October, November or December and paid the following January will be taxed to shareholders as if received on December 31 of the year in which they are declared.

    The Portfolio's transactions in options and futures contracts will be subject to special tax rules that may affect the amount, timing and character of Fund distributions to shareholders. For example, certain positions held by the Portfolio on the last business day of each taxable year will be marked to market (i.e., treated as if closed out on such day), and any resulting gain or loss will generally be treated as 60% long-term and 40% short-term capital gain or loss. Certain positions held by the Portfolio that substantially diminish the Portfolio's risk of loss with respect to other positions in its portfolio may constitute "straddles," which are subject to tax rules that may cause deferral of Portfolio losses, adjustments in the holding period of Portfolio securities and conversion of short-term into long-term capital losses. The Portfolio may have to limit its activities in options and futures contracts in order to enable the Fund to maintain its qualification as a regulated investment company.

    Any loss realized upon the sale or exchange of shares of the Fund with a tax holding period of 6 months or less will be treated as a long-term capital loss to the extent of any distribution of net long-term capital gains with respect to such shares. Any loss realized on the sale or exchange of shares which have been held for tax purposes for 6 months or less (or such shorter period as may be prescribed by Treasury regulations) will be disallowed to the extent the shareholder has received tax-exempt interest with respect to such shares. In addition, a loss realized on a redemption of Fund shares will be disallowed to the extent the shareholder acquired other Fund shares within the period beginning 30 days before the redemption of the loss shares and ending 30 days after such date.


    Amounts paid by the Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number and certain required certifications, as well as shareholders with respect to whom the Fund has received notification from the Internal Revenue Service or a broker, may be subject to "backup" withholding of federal income tax from the Fund's dividends and distributions and the proceeds of redemptions (including repurchases and exchanges), at a rate of 31%. An individual's taxpayer identification number is generally his or her social security number.

    Non-resident alien individuals and certain foreign corporations and other foreign entities generally will be subject to a U.S. withholding tax at a rate of 30% on the Fund's distributions from its ordinary income and the excess of its net short-term capital gain over its net long-term capital loss, unless the tax is reduced or eliminated by an applicable tax treaty. Distributions from the excess of the Fund's net long-term capital gain over its net short-term capital loss received by such shareholders and any gain from the sale or other disposition of shares of the Fund generally will not be subject to U.S. federal income taxation, provided that non-resident alien status has been certified by the shareholder. Different U.S. tax consequences may result if the shareholder is engaged in a trade or business in the United States, is present in the United States for a sufficient period of time during a taxable year to be treated as a U.S. resident, or fails to provide any required certifications regarding status as a non-resident alien investor. Foreign shareholders should consult their tax advisers regarding the U.S. and foreign tax consequences of an investment in the Fund.

    The foregoing discussion does not address the special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies and financial institutions. Shareholders should consult their own tax advisers with respect to special tax rules that may apply in their particular situations, as well as the state, local or foreign tax consequences of investing in the Fund.

STATE AND LOCAL TAXES
    The exemption of interest income for federal income tax purposes does not necessarily result in exemption under the income or other tax laws of any state or local taxing authority. Shareholders of the Fund may be exempt from state and local taxes on distributions of tax-exempt interest income derived from obligations of the state and/or municipalities of the state in which they are resident, but taxable generally on income derived from obligations of other jurisdictions. The Fund will report annually to shareholders, with respect to net tax exempt income earned, the percentages representing the proportionate ratio of such income earned in each state.


    Shareholders should consult their own tax advisers with respect to the state, local and foreign tax consequences of investing in the Fund.


                       PORTFOLIO SECURITY TRANSACTIONS
    Decisions concerning the execution of Portfolio security transactions, including the selection of the market and the executing firm, are made by BMR. BMR is also responsible for the execution of transactions for all other accounts managed by it.

    BMR places the portfolio security transactions of the Portfolio and of all other accounts managed by it for execution with many firms. BMR uses its best efforts to obtain execution of portfolio security transactions at prices which are advantageous to the Portfolio and at reasonably competitive spreads or (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, BMR will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the executing firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions, and the reasonableness of the spread or commission, if any. Municipal obligations, including state obligations, purchased and sold by the Portfolio are generally traded in the over-the-counter market on a net basis (i.e., without commission) through broker-dealers and banks acting for their own account rather than as brokers, or otherwise involve transactions directly with the issuer of such obligations. Such firms attempt to profit from such transactions by buying at the bid price and selling at the higher asked price of the market for such obligations, and the difference between the bid and asked price is customarily referred to as the spread. The Portfolio may also purchase municipal obligations from underwriters, the cost of which may include undisclosed fees and concessions to the underwriters. While it is anticipated that the Portfolio will not pay significant brokerage commissions in connection with such portfolio security transactions, on occasion it may be necessary or appropriate to purchase or sell a security through a broker on an agency basis, in which case the Portfolio will incur a brokerage commission. Although spreads or commissions on portfolio security transactions will, in the judgment of BMR, be reasonable in relation to the value of the services provided, spreads or commissions exceeding those which another firm might charge may be paid to firms who were selected to execute transactions on behalf of the Portfolio and BMR's other clients for providing brokerage and research services to BMR.


    As authorized in Section 28(e) of the Securities Exchange Act of 1934, a broker or dealer who executes a portfolio transaction on behalf of the Portfolio may receive a commission which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if BMR determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided. This determination may be made on the basis of either that particular transaction or on the basis of overall responsibilities which BMR and its affiliates have for accounts over which they exercise investment discretion. In making any such determination, BMR will not attempt to place a specific dollar value on the brokerage and research services provided or to determine what portion of the commission should be related to such services. Brokerage and research services may include advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; effecting securities transactions and performing functions incidental thereto (such as clearance and settlement); and the "Research Services" referred to in the next paragraph.

    It is a common practice of the investment advisory industry and of the advisers of investment companies, institutions and other investors to receive research, statistical and quotation services, data, information and other services, products and materials which assist such advisers in the performance of their investment responsibilities ("Research Services") from broker-dealer firms which execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, BMR receives Research Services from many broker-dealer firms with which BMR places the Portfolio transactions and from third parties with which these broker-dealers have arrangements. These Research Services include such matters as general economic and market reviews, industry and company reviews, evaluations of securities and portfolio strategies and transactions and recommendations as to the purchase and sale of securities and other portfolio transactions, financial, industry and trade publications, news and information services, pricing and quotation equipment and services, and research oriented computer hardware, software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by BMR in connection with client accounts other than those accounts which pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to BMR in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client's account or of a few clients' accounts, or may be useful for the management of merely a segment of certain clients' accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The advisory fee paid by the Portfolio is not reduced because BMR receives such Research Services. BMR evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and attempts to allocate sufficient commissions to such firms to ensure the continued receipt of Research Services which BMR believes are useful or of value to it in rendering investment advisory services to its clients.

    Subject to the requirement that BMR shall use its best efforts to seek and execute portfolio security transactions at advantageous prices and at reasonably competitive spreads or commission rates, BMR is authorized to consider as a factor in the selection of any firm with whom Portfolio orders may be placed the fact that such firm has sold or is selling shares of the Fund or of other investment companies sponsored by BMR or Eaton Vance. This policy is not inconsistent with a rule of the National Association of Securities Dealers, Inc., which rule provides that no firm which is a member of the Association shall favor or disfavor the distribution of shares of any particular investment company or group of investment companies on the basis of brokerage commissions received or expected by such firm from any source.


    Municipal obligations considered as investments for the Portfolio may also be appropriate for other investment accounts managed by BMR or its affiliates. BMR will attempt to allocate equitably portfolio security transactions among the Portfolio and the portfolios of its other investment accounts purchasing municipal obligations whenever decisions are made to purchase or sell securities by the Portfolio and one or more of such other accounts simultaneously. In making such allocations, the main factors to be considered are the respective investment objectives of the Portfolio and such other accounts, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment by the Portfolio and such accounts, the size of investment commitments generally held by the Portfolio and such accounts and the opinions of the persons responsible for recommending investments to the Portfolio and such accounts. While this procedure could have a detrimental effect on the price or amount of the securities available to the Portfolio from time to time, it is the opinion of the Trustees of the Trust and the Portfolio that the benefits available from the BMR organization outweigh any disadvantage that may arise from exposure to simultaneous transactions. For the fiscal year ended September 30, 1995 and 1994, and during the period from the start of business, February 1, 1993, to the fiscal year ended September 30, 1993, the Portfolio paid no brokerage commissions on portfolio transactions. For the brokerage commissions paid by the Fund on portfolio transactions (if any), see "Fees and Expenses" in the Fund's Part II.

                              OTHER INFORMATION
    The Trust is a Massachusetts business trust established in 1985. On February 1, 1994 the Fund changed its name to EV Marathon National Municipals Fund. Eaton Vance, pursuant to its agreement with the Trust, controls the use of the words "Eaton Vance" and "EV" in the Fund's name and may use the words "Eaton Vance" or "EV" in other connections and for other purposes.

    As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Trust holding office have been elected by shareholders. In such an event, the Trustees then in office will call a shareholders' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust's by-laws, the Trustees shall continue to hold office and may appoint successor Trustees.

    The Trust's by-laws provide that no person shall serve as a Trustee if shareholders holding two-thirds of the outstanding shares have removed him from that office either by a written declaration filed with the Trust's custodian or by votes cast at a meeting called for that purpose. The by-laws further provide that under certain circumstances the shareholders may call a meeting to remove a Trustee and that the Trust is required to provide assistance in communication with shareholders about such a meeting.

    The Trust's Declaration of Trust may be amended by the Trustees when authorized by vote of a majority of the outstanding voting securities of the Trust, the financial interests of which are affected by the amendment. The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust or any series or to make such other changes as do not have a materially adverse effect on the financial interests of shareholders or if they deem it necessary to conform it to applicable federal or state laws or regulations. The Trust or any series or class thereof may be terminated by: (1) the affirmative vote of the holders of not less than two-thirds of the Shares outstanding and entitled to vote at any meeting of shareholders of the Trust or the appropriate series or class thereof, or by an instrument or instruments in writing without a meeting, consented to by the holders of two-thirds of the Shares of the Trust or a series or class thereof, provided, however, that, if such termination is recommended by the Trustees, the vote of a majority of the outstanding voting securities of the Trust or a series or class thereof entitled to vote thereon shall be sufficient authorization; or
(2) by means of an instrument in writing signed by a majority of the Trustees, to be followed by a written notice to shareholders stating that a majority of the Trustees has determined that the continuation of the Trust or a series or a class thereof is not in the best interest of the Trust, such series or class or of their respective shareholders.

    The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law; but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. In addition, the By-Laws of the Trust provide that no natural person shall serve as a Trustee of the Trust after the holders of record of not less than two-thirds of the outstanding shares have declared that he be removed from office either by declaration in writing filed with the custodian of the assets of the Trust or by votes cast in person or by proxy at a meeting called for the purpose.


    In accordance with the Declaration of Trust of the Portfolio, there will normally be no meetings of the investors for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by investors. In such an event the Trustees of the Portfolio then in office will call an investors' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the investors in accordance with the Portfolio's Declaration of Trust, the Trustees shall continue to hold office and may appoint successor Trustees.

    The Declaration of Trust of the Portfolio provides that no person shall serve as a Trustee if investors holding two-thirds of the outstanding interests have removed him from that office either by a written declaration filed with the Portfolio's custodian or by votes cast at a meeting called for that purpose. The Declaration of Trust further provides that under certain circumstances the investors may call a meeting to remove a Trustee and that the Portfolio is required to provide assistance in communicating with investors about such a meeting.


    The right to redeem shares of the Fund can be suspended and the payment of the redemption price deferred when the Exchange is closed (other than for customary weekend and holiday closings), during periods when trading on the Exchange is restricted as determined by the Commission, or during any emergency as determined by the Commission which makes it impracticable for the Portfolio to dispose of its securities or value its assets, or during any other period permitted by order of the Commission for the protection of investors.

                   INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS
    Deloitte & Touche LLP, 125 Summer Street, Boston, Massachusetts, are the independent certified public accountants of the Fund and the Portfolio, providing audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the Commission.

                             FINANCIAL STATEMENTS
    The financial statements of the Fund and the Portfolio, which are included in the Fund's Annual Report to Shareholders, are incorporated by reference into this Statement of Additional Information and have been so incorporated in reliance on the report of Deloitte & Touche LLP, independent certified public accountants, as experts in accounting and auditing. A copy of the Fund's most recent Annual Report accompanies this SAI.

    Registrant incorporates by reference the audited financial information for the Funds and Portfolio listed below for the fiscal year ended September 30, 1995 as previously filed electronically with the Securities and Exchange
Commission:

                     EV Classic National Municipals Fund
                     (Accession No. 0000950156-95-000812)

                     EV Marathon National Municipals Fund
                     (Accession No. 0000950156-95-000813)

                   EV Traditional National Municipals Fund
                     (Accession No. 0000950156-95-000814)

                        National Municipals Portfolio
                     (Accession No. 0000950156-95-000818)

                          TAX EQUIVALENT YIELD TABLE
    The table below gives the approximate yield a taxable security must earn at various income brackets to produce after-tax yields to those of tax-exempt bonds yielding from 4% to 7% under the regular federal income tax laws and tax rates applicable to 1996.

                                              MARGINAL
      SINGLE RETURN         JOINT RETURN       INCOME                              TAX-EXEMPT YIELD
--------------------------------------------     TAX    -----------------------------------------------------------------------
              (TAXABLE INCOME)*                BRACKET      4%       4.5%       5%       5.5%       6%       6.5%       7%
-------------------------------------------------------------------------------------------------------------------------------
                                                                               Equivalent Taxable Yield
           Up to $ 24,00       Up to $ 40,10  15.00%       4.71%     5.29%     5.88%      6.47%     7.06%     7.65%     8.24%
        $ 24,001-$ 58,15    $ 40,101-$ 96,90  28.00        5.56      6.25      6.94       7.64      8.33      9.03      9.72
        $ 58,151-$121,30    $ 96,901-$147,70  31.00        5.80      6.52      7.25       7.97      8.70      9.42     10.14
        $121,301-$263,75    $147,701-$263,75  36.00        6.25      7.03      7.81       8.59      9.38     10.16     10.94
            Over $263,75        Over $263,75  39.60        6.62      7.45      8.28       9.11      9.93     10.76     11.59
-------------------------------------------------------------------------------------------------------------------------------

*Net amount subject to federal personal income tax after deductions and exemptions.

 Note: The above indicated federal income tax brackets do not take into account the effect of a reduction in the deductibility of itemized deductions for taxpayers with adjusted gross income in excess of $117,950. The tax brackets also do not show the effects of phase out of personal exemptions for single filers with adjusted gross incomes in excess of $117,950 and joint filers with adjusted gross income in excess of $176,950. The effective tax brackets and equivalent taxable yields of such taxpayers will be higher than those indicated above.

Yields shown are for illustration purposes only and are not meant to represent the Fund's actual yield. No assurance can be given that the Fund will achieve any specific tax exempt yield. While it is expected that the Portfolio will invest principally in obligations, the interest from which is exempt from the regular federal income tax, other income received by the Portfolio and allocated to the Fund may be taxable. The table does not take into account state or local taxes, if any, payable on Fund distributions. It should also be noted that the interest earned on certain "private activity bonds" issued after August 7, 1986, while exempt from the regular federal income tax, is treated as a tax preference item which could subject the recipient to the federal alternative minimum tax. The illustrations assume that the federal alternative minimum tax is not applicable and do not take into account any tax credits that may be available.

The information set forth above is as of the date of this SAI. Subsequent tax law changes could result in prospective or retroactive changes in the tax brackets, tax rates, and tax equivalent yields set forth above. Investors should consult their tax adviser for additional information.

                                   APPENDIX


                       DESCRIPTION OF SECURITIES RATINGS+

                         MOODY'S INVESTORS SERVICE, INC.

MUNICIPAL BONDS

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than the Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

ABSENCE OF RATING: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

    1. An application for rating was not received or accepted.

    2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

    3. There is a lack of essential data pertaining to the issue or issuer.

    4. The issue was privately placed, in which case the rating is not published in Moody's publications.

----------
+ The ratings indicated herein are believed to be the most recent ratings available at the date of this Statement of Additional Information for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings indicated do not necessarily represent ratings which would be given to these securities on the date of the Portfolio's fiscal year end.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

NOTE: Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

MUNICIPAL SHORT-TERM OBLIGATIONS

RATINGS: Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade or (MIG). Such rating recognizes the differences between short term credit risk and long term risk. Factors effecting the liquidity of the borrower and short term cyclical elements are critical in short term ratings, while other factors of major importance in bond risk, long term secular trends for example, may be less important over the short run.

A short term rating may also be assigned on an issue having a demand feature, variable rate demand obligation (VRDO). Such ratings will be designated as VMIG1, SG or if the demand feature is not rated, NR. A short term rating on issues with demand features are differentiated by the use of the VMIG1 symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. Additionally, investors should be alert to the fact that the source of payment may be limited to the external liquidity with no or limited legal recourse to the issuer in the event the demand is not met.

                       STANDARD & POOR'S RATINGS GROUP

INVESTMENT GRADE

AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

SPECULATIVE GRADE

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB-rating.

B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC: Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC: The rating CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating.

C: The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

C1: The Rating C1 is reserved for income bonds on which no interest is being paid.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

PLUS (+) OR MINUS (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

P: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

L: The letter "L" indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is insured by the Federal Deposit Insurance Corp. and interest is adequately collateralized. In the case of certificates of deposit, the letter "L" indicates that the deposit, combined with other deposits being held in the same right and capacity, will be honored for principal and accrued pre-default interest up to the federal insurance limits within 30 days after closing of the insured institution or, in the event that the deposit is assumed by a successor insured institution, upon maturity.

NR: NR indicates no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

MUNICIPAL NOTES

S&P note ratings reflect the liquidity concerns and market access risks unique to notes. Notes due in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

    -- Amortization schedule (the larger the final maturity relative to other maturities the more likely it will be treated as a note).

    -- Sources of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

Note rating symbols are as follows:

    SP-1: Strong capacity to pay principal and interest. Those issues determined to possess very strong characteristics will be given a plus(+) designation.

    SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

    SP-3: Speculative capacity to pay principal and interest.

                        FITCH INVESTORS SERVICE, INC.

INVESTMENT GRADE BOND RATINGS

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+".

A: Bonds considered to be investment grade and of high credit quality. The obligors ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

HIGH YIELD BOND RATINGS


AAA: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified that could assist the obligor in satisfying its debt service requirements.


B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

PLUS (+) OR MINUS (-): The ratings from AA to C may be modified by the addition of a plus or minus sign to indicate the relative position of a credit within the rating category.

NR: Indicates that Fitch does not rate the specific issue.

CONDITIONAL: A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

INVESTMENT GRADE SHORT-TERM RATINGS

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Stong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+".

F-2: Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the "F-1+" and "F-1" categories.

F-3: Fair Credit Quality. Issues carrying this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse change could cause these securities to be rated below investment grade.

                               * * * * * * * *

NOTES: Bonds which are unrated expose the investor to risks with respect to capacity to pay interest or repay principal which are similar to the risks of lower-rated speculative bonds. The Portfolio is dependent on the Investment Adviser's judgment, analysis and experience in the evaluation of such bonds.

       Investors should note that the assignment of a rating to a bond by a rating service may not reflect the effect of recent developments on the issuer's ability to make interest and principal payments.

                     STATEMENT OF ADDITIONAL INFORMATION

                                   PART II

    This Part II provides information about EV CLASSIC NATIONAL MUNICIPALS FUND.

                              FEES AND EXPENSES
ADMINISTRATOR
    As stated under "Investment Adviser and Administrator" Part I of this SAI, the Administrator currently receives no compensation for providing administrative services to the Fund.

DISTRIBUTION PLAN
    During the fiscal year ended September 30, 1995, the Principal Underwriter paid to Authorized Firms sales commissions of $267,832 on sales of shares of the Fund. During the same period, the Fund made sales commission payments under the Plan to the Principal Underwriter aggregating $288,714 and the Principal Underwriter received $2,153 in contingent deferred sales charges ("CDSCs") which were imposed on early redeeming shareholders. These sales commissions and CDSC payments reduced Uncovered Distribution Charges under the Plan. As at September 30, 1995 the outstanding Uncovered Distribution Charges of the Principal Underwriter calculated under the Plan amounted to approximately $4,059,000 (which amount was equivalent to 9.8% of the Fund's net assets on such day). During the fiscal year ending September 30, 1995, the Fund made service fee payments to the Principal Underwriter and Authorized Firms aggregating $95,762 of which $89,094 was paid to Authorized Firms and the balance was retained by the Principal Underwriter.

PRINCIPAL UNDERWRITER
    The Fund paid the Principal Underwriter $757.50 for the fiscal year ended September 30, 1995 (being $2.50 for each repurchase transaction handled by the Principal Underwriter).

CUSTODIAN
    During the fiscal year ended September 30, 1995, the Fund paid IBT $1,798.

TRUSTEES
    The fees and expenses of those Trustees of the Trust and of the Portfolio who are not members of the Eaton Vance organization (the noninterested Trustees) are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and of the Portfolio who are members of the Eaton Vance organization receive no compensation from the Trust or the Portfolio.) During the fiscal year ended September 30, 1995, the noninterested Trustees of the Trust and the Portfolio earned the following compensation in their capacities as Trustees from the Fund, the Portfolio, and the funds in the Eaton Vance Fund Complex\1/:

                                                        AGGREGATE               AGGREGATE           TOTAL COMPENSATION
                                                      COMPENSATION            COMPENSATION           FROM TRUST AND
  NAME                                                  FROM FUND             FROM PORTFOLIO           FUND COMPLEX
  ----                                                  ---------             --------------           ------------
  Donald R. Dwight ..............................          $34                    $5,840\2/              $135,000\4/
  Samuel L. Hayes, III ..........................           32                     5,732\3/               150,000\5/
  Norton H. Reamer ..............................           32                     5,657                  135,000
  John L. Thorndike .............................           32                     5,800                  140,000
  Jack L. Treynor ...............................           35                     6,058                  140,000

\1/ The Eaton Vance Fund Complex consists of 211 registered investment companies or series thereof.
\2/ Includes $1,958 of deferred compensation.
\3/ Includes $1,839 of deferred compensation.
\4/ Includes $35,000 of deferred compensation.
\5/ Includes $33,750 of deferred compensation.

                            PRINCIPAL UNDERWRITER
    Under the Distribution Agreement the Principal Underwriter acts as principal in selling shares of the Fund. The expenses of printing copies of prospectuses used to offer shares to Authorized Firms or investors and other selling literature and of advertising is borne by the Principal Underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of the Fund and its shares under federal and state securities laws is borne by the Fund. In addition, the Fund makes payments to the Principal Underwriter pursuant to its Distribution Plan as described in the Fund's current Prospectus; the provisions of the Fund's Distribution Plan relating to such payments are included in the Distribution Agreement. The Distribution Agreement is renewable annually by the Trust's Board of Trustees (including a majority of its Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Fund's Distribution Plan or the Distribution Agreement), may be terminated on sixty days' notice either by such Trustees or by vote of a majority of the outstanding voting securities of the Fund or on six months' notice by the Principal Underwriter and is automatically terminated upon assignment. The Principal Underwriter distributes Fund shares on a "best efforts" basis under which it is required to take and pay for only such shares as may be sold.

    The Fund has authorized the Principal Underwriter to act as its agent in repurchasing shares at the rate of $2.50 for each repurchase transaction handled by the Principal Underwriter. The Principal Underwriter estimates that the expenses incurred by it in acting as repurchase agent for the Fund will exceed the amounts paid therefor by the Fund. For the amount paid by the Fund to the Principal Underwriter for acting as repurchase agent, see "Fees and Expenses" in this Part II.

                              DISTRIBUTION PLAN
    The Distribution Plan (the "Plan") is described in the Prospectus and is designed to meet the requirements of Rule 12b-1 under the 1940 Act and the NASD Rule. The purpose of the Plan is to compensate the Principal Underwriter for its distribution services and facilities provided to the Fund by paying the Principal Underwriter sales commissions and a separate distribution fee in connection with sales of Fund shares. The following supplements the discussion of the Plan contained in the Fund's Prospectus.

    The amount payable by the Fund to the Principal Underwriter pursuant to the Plan as sales commissions and distribution fees with respect to each day will be accrued on such day as a liability of the Fund and will accordingly reduce the Fund's net assets upon such accrual, all in accordance with generally accepted accounting principles. The amount payable on each day is limited to 1/365 of
 .75% of the Fund's net assets on such day. The level of the Fund's net assets changes each day and depends upon the amount of sales and redemptions of Fund shares, the changes in the value of the investments held by the Portfolio, the expenses of the Fund and the Portfolio accrued and allocated to the Fund on such day, income on portfolio investments of the Portfolio accrued and allocated to the Fund on such day, and any dividends and distributions declared on Fund shares. The Fund does not accrue possible future payments as a liability of the Fund or reduce the Fund's current net assets in respect of unknown amounts which may become payable under the Plan in the future because the standards for accrual of such a liability under accounting principles have not been satisfied.

    The Plan provides that the Fund will receive all CDSCs and will make no payments to the Principal Underwriter in respect of any day on which there are no outstanding Uncovered Distribution Charges of the Principal Underwriter. CDSCs and accrued amounts will be paid by the Fund to the Principal Underwriter whenever there exist Uncovered Distribution Charges under the Fund's Plan.

    Periods with a high level of sales of Fund shares accompanied by a low level of early redemptions of Fund shares resulting in the imposition of CDSCs will tend to increase the time during which there will exist Uncovered Distribution Charges of the Principal Underwriter. Conversely, periods with a low level of sales of Fund shares accompanied by a high level of early redemptions of Fund shares resulting in the imposition of CDSCs will tend to reduce the time during which there will exist Uncovered Distribution Charges of the Principal Underwriter.

    In calculating daily the amount of Uncovered Distribution Charges, distribution charges will include the aggregate amount of sales commissions and distribution fees theretofore paid plus the aggregate amount of sales commissions and distribution fees which the Principal Underwriter is entitled to be paid under the Plan since its inception. Payments theretofore paid or payable under the Plan by the Fund to the Principal Underwriter and CDSCs theretofore paid or payable to the Principal Underwriter will be subtracted from such distribution charges; if the result of such subtraction is positive, a distribution fee (computed at 1% over the prime rate then reported in The Wall Street Journal) will be computed on such amount and added thereto, with the resulting sum constituting the amount of outstanding Uncovered Distribution Charges with respect to such day. The amount of outstanding Uncovered Distribution Charges of the Principal Underwriter calculated on any day does not constitute a liability recorded on the financial statements of the Fund.

    The amount of Uncovered Distribution Charges of the Principal Underwriter at any particular time depends upon various changing factors, including the level and timing of sales of Fund shares, the nature of such sales (i.e., whether they result from exchange transactions, reinvestments or from cash sales through Authorized Firms), the level and timing of redemptions of Fund shares upon which a CDSC will be imposed, the level and timing of redemptions of Fund shares upon which no CDSC will be imposed (including redemptions involving exchanges of Fund shares for shares of another fund in the Eaton Vance Classic Group of Funds which result in a reduction of Uncovered Distribution Charges), changes in the level of the net assets of the Fund, and changes in the interest rate used in the calculation of the distribution fee under the Plan. (For shares sold prior to January 30, 1995, Plan payments are as follows: the Principal Underwriter pays monthly sales commissions and service fee payments to Authorized Firms equivalent to approximately .75% and .25%, respectively, annualized of the assets maintained in the Fund by their customers beginning at the time of sale. No payments were made at the time of sale and there is no CDSC.)

    As currently implemented by the Trustees, the Plan authorizes payments of sales commissions, distribution fees and service fees to the Principal Underwriter which may be equivalent, on an aggregate basis during any fiscal year of the Fund, to 1% of the Fund's average daily net assets for such year. For the sales commissions and service fee payments made by the Fund and the outstanding Uncovered Distribution Charges of the Principal Underwriter, see "Fees and Expenses -- Distribution Plan" in this Part II. The Fund believes that the combined rate of all these payments may be higher than the rate of payments made under distribution plans adopted by other investment companies pursuant to Rule 12b-1. Although the Principal Underwriter will use its own funds (which may be borrowed from banks) to pay sales commissions at the time of sale, it is anticipated that the Eaton Vance organization will profit by reason of the operation of the Plan through an increase in the Fund's assets (thereby increasing the advisory fee payable to BMR by the Portfolio) resulting from sale of Fund shares and through the amounts paid to the Principal Underwriter, including CDSCs, pursuant to the Plan. The Eaton Vance organization may be considered to have realized a profit under the Plan if at any point in time the aggregate amounts theretofore received by the Principal Underwriter pursuant to the Plan and from CDSCs have exceeded the total expenses theretofore incurred by such organization in distributing shares of the Fund. Total expenses for this purpose will include an allocable portion of the overhead costs of such organization and its branch offices, which costs will include without limitation leasing expense, depreciation of building and equipment, utilities, communication and postage expense, compensation and benefits of personnel, travel and promotional expense, stationery and supplies, literature and sales aids, interest expense, data processing fees, consulting and temporary help costs, insurance, taxes other than income taxes, legal and auditing expense and other miscellaneous overhead items. Overhead is calculated and allocated for such purpose by the Eaton Vance organization in a manner deemed equitable to the Fund.

    The provisions of the Plan relating to payments of sales commissions and distribution fees to the Principal Underwriter are also included in the Distribution Agreement between the Trust on behalf of the Fund and the Principal Underwriter. Pursuant to Rule 12b-1, the Plan has been approved by the Fund's initial sole shareholder (Eaton Vance) and by the Board of Trustees of the Trust, including the Rule 12b-1 Trustees. The Plan continues in effect through and including April 28, 1996, and shall continue in effect indefinitely thereafter for so long as such continuance is approved at least annually by the vote of both a majority of (i) the Trustees of the Trust who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the "Rule 12b-1 Trustees") and (ii) all of the Trustees then in office, and the Distribution Agreement contains a similar provision. The Plan and Distribution Agreement may be terminated at any time by vote of a majority of the Rule 12b-1 Trustees or by vote of a majority of the outstanding voting securities of the Fund. Under the Plan, the President or a Vice President of the Trust shall provide to the Trustees for their review, and the Trustees shall review at least quarterly, a written report of the amount expended under the Plan and the purposes for which such expenditures were made. The Plan may not be amended to increase materially the payments described therein without approval of the shareholders of the Fund, and all material amendments of the Plan must also be approved by the Trustees as required by Rule 12b-1. So long as the Plan is in effect, the selection and nomination of Trustees who are not interested persons of the Trust shall be committed to the discretion of the Trustees who are not such interested persons.

    The Trustees of the Trust believe that the Plan will be a significant factor in the expected growth of the Fund's assets, and will result in increased investment flexibility and advantages which will benefit the Fund and its shareholders. Payments for sales commissions and distribution fees made to the Principal Underwriter under the Plan will compensate the Principal Underwriter for its services and expenses in distributing shares of the Fund. Service fee payments made to the Principal Underwriter and Authorized Firms under the Plan provide incentives to provide continuing personal services to investors and the maintenance of shareholder accounts. By providing incentives to the Principal Underwriter and Authorized Firms, the Plan is expected to result in the maintenance of, and possible future growth in, the assets of the Fund. Based on the foregoing and other relevant factors, the Trustees of the Trust have determined that in their judgment there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders.


                           PERFORMANCE INFORMATION
    The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000 in the Fund from December 19, 1985 through September 30, 1995 and for the one- and five-year periods ended September 30, 1995. The total return for the period prior to the Fund's commencement of operations on December 3, 1993 reflects the Portfolio's total return (or that of its predecessor) adjusted to reflect any applicable Fund CDSC. The total return for such prior period has not been adjusted to reflect the Fund's distribution fees and certain other expenses. If such an adjustment were made, the performance would be lower.

                                            Value before      Value after           Total Return             Total Return after
                                              deducting        deducting       before deducting CDSC          deducting CDSC**
  Investment     Investment    Amount of       CDSC on         CDSC** on     --------------------------  --------------------------
    Period          Date      Investment       9/30/95          9/30/95       Cumulative    Annualized    Cumulative    Annualized
--------------  ------------  -----------  ---------------  ---------------  ------------  ------------  ------------  ------------
Life of the
Fund*             12/19/85      $1,000        $1,961.81        $1,961.81        96.18%         7.13%        96.18%         7.13%
5 Years
Ended
9/30/95            9/30/90      $1,000        $1,481.64        $1,481.64        48.16%         8.16%        48.16%         8.16%
1 Year
Ended
9/30/95           9/30/94       $1,000        $1,101.14        $1,091.14        10.11%        10.11%         9.11%         9.11%
----------
 *Investment operations began on December 19, 1985.
**No CDSC is imposed on certain redemptions. See the Fund's current Prospectus.

    See the Tax Equivalent Yield Table in Part I for information concerning applicable tax rates and income brackets.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

    As at December 29, 1995, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of December 29, 1995, the following shareholders owned of record the percentages of outstanding shares indicated after their names: Merrill Lynch, Pierce, Fenner & Smith, Inc., Jacksonville, FL 32246 (37.87%), which were held on behalf of its customers who are the beneficial owners of such shares, and as to which it had voting power under certain limited circumstances; and June M. and Henry S. Lesh, Trustees, June M. Lesh Trust, u/a 6/20/91, Naples, FL 33940 (8.00%). To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding shares as of such date.

[LOGO]
EATON VANCE
MUTUAL FUNDS

EV CLASSIC
NATIONAL MUNICIPALS FUND
--------------------------------------------------------------------------------
STATEMENT OF
ADDITIONAL INFORMATION
FEBRUARY 1, 1996



EV CLASSIC
NATIONAL MUNICIPALS FUND
24 FEDERAL STREET
BOSTON, MA 02110
-------------------------------------------------------------------------------

INVESTMENT ADVISER OF NATIONAL MUNICIPALS PORTFOLIO
Boston Management and Research, 24 Federal Street, Boston, MA 02110

ADMINISTRATOR OF EV CLASSIC NATIONAL MUNICIPALS FUND
Eaton Vance Management, 24 Federal Street, Boston, MA 02110

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc., 24 Federal Street, Boston, MA 02110
(800) 225-6265

CUSTODIAN
Investors Bank & Trust Company, 89 South Street, Boston, MA 02111

TRANSFER AGENT
First Data Investor Services Group, BOS725, P.O. Box 1559, Boston, MA 02104
(800) 262-1122

AUDITORS
Deloitte & Touche LLP, 125 Summer Street, Boston, MA 02110

                                                                         C-HMSAI

                     STATEMENT OF ADDITIONAL INFORMATION

                                   PART II


    This Part II provides information about EV MARATHON NATIONAL MUNICIPALS
FUND.

                              FEES AND EXPENSES
INVESTMENT ADVISER
    Prior to February 1, 1993 (when the Fund transferred its assets to the Portfolio in exchange for an interest in the Portfolio), the Fund retained Eaton Vance as its investment adviser. For the period from October 1, 1992 to February 1, 1993, the Fund paid Eaton Vance advisory fees of $2,440,157 (equivalent to 0.52% (annualized) of the Fund's average net assets for such period).

ADMINISTRATOR
    As stated under "Investment Adviser and Administrator" Part I of this SAI, the Administrator currently receives no compensation for providing administrative services to the Fund.

DISTRIBUTION PLAN
    During the fiscal year ended September 30, 1995, the Principal Underwriter paid to Authorized Firms sales commissions of $5,229,627 on sales of shares of the Fund. During the same period, the Fund made sales commission payments under the Plan to the Principal Underwriter aggregating $16,159,449 and the Principal Underwriter received $5,985,000 in contingent deferred sales charges ("CDSCs") imposed on early redeeming shareholders. These sales commissions and CDSC payments reduced Uncovered Distribution Charges under the Plan. As at September 30, 1995 the outstanding Uncovered Distribution Charges of the Principal Underwriter calculated under the Plan amounted to approximately $49,681,000 (which amount was equivalent to 2.3% of the Fund's net assets on such day). During the fiscal year ending September 30, 1995, the Fund made service fee payments to the Principal Underwriter and Authorized Firms aggregating $3,810,373 of which $3,785,575 was paid to Authorized Firms and the balance was retained by the Principal Underwriter.

PRINCIPAL UNDERWRITER
    The Fund paid the Principal Underwriter $16,577.50 for the fiscal year ended September 30, 1995 (being $2.50 for each repurchase transaction handled by the Principal Underwriter).

CUSTODIAN
    During the fiscal year ended September 30, 1995, the Fund paid IBT $9,199.

TRUSTEES
    The fees and expenses of those Trustees of the Trust and of the Portfolio who are not members of the Eaton Vance organization (the noninterested Trustees) are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and of the Portfolio who are members of the Eaton Vance organization receive no compensation from the Trust or the Portfolio.) During the fiscal year ended September 30, 1995, the noninterested Trustees of the Trust and the Portfolio earned the following compensation in their capacities as Trustees from the Fund, the Portfolio, and the funds in the Eaton Vance Fund Complex\1/:

                                                        AGGREGATE               AGGREGATE           TOTAL COMPENSATION
                                                       COMPENSATION            COMPENSATION           FROM TRUST AND
  NAME                                                   FROM FUND            FROM PORTFOLIO           FUND COMPLEX
  ----                                                 ------------           --------------           ---------------
  Donald R. Dwight ..............................          $672                   $5,840\2/              $135,000\4/
  Samuel L. Hayes, III ..........................           648                    5,732\3/               150,000\5/
  Norton H. Reamer ..............................           633                    5,657                  135,000
  John L. Thorndike .............................           641                    5,800                  140,000
  Jack L. Treynor ...............................           693                    6,058                  140,000

\1/ The Eaton Vance Fund Complex consists of 211 registered investment companies or series thereof.
\2/ Includes $1,958 of deferred compensation.
\3/ Includes $1,839 of deferred compensation.
\4/ Includes $35,000 of deferred compensation.
\5/ Includes $33,750 of deferred compensation.

                            PRINCIPAL UNDERWRITER
    Under the Distribution Agreement the Principal Underwriter acts as principal in selling shares of the Fund. The expenses of printing copies of prospectuses used to offer shares to Authorized Firms or investors and other selling literature and of advertising is borne by the Principal Underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of the Fund and its shares under Federal and state securities laws is borne by the Fund. In addition, the Fund makes payments to the Principal Underwriter pursuant to its Distribution Plan as described in the Fund's current Prospectus; the provisions of the Fund's Distribution Plan relating to such payments are included in the Distribution Agreement. The Distribution Agreement is renewable annually by the Trust's Board of Trustees (including a majority of its Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Fund's Distribution Plan or the Distribution Agreement), may be terminated on sixty days' notice either by such Trustees or by vote of a majority of the outstanding voting securities of the Fund or on six months' notice by the Principal Underwriter and is automatically terminated upon assignment. The Principal Underwriter distributes Fund shares on a "best efforts" basis under which it is required to take and pay for only such shares as may be sold.


    The Fund has authorized the Principal Underwriter to act as its agent in repurchasing shares at the rate of $2.50 for each repurchase transaction handled by the Principal Underwriter. The Principal Underwriter estimates that the expenses incurred by it in acting as repurchase agent for the Fund will exceed the amounts paid therefor by the Fund. For the amount paid by the Fund to the Principal Underwriter for acting as repurchase agent, see "Fees and Expenses" in this Part II.


                              DISTRIBUTION PLAN
    The Distribution Plan (the "Plan") is described in the Prospectus and is designed to meet the requirements of Rule 12b-1 under the 1940 Act and the NASD Rule. The purpose of the Plan is to compensate the Principal Underwriter for its distribution services and facilities provided to the Fund by paying the Principal Underwriter sales commissions and a separate distribution fee in connection with sales of Fund shares. The following supplements the discussion of the Plan contained in the Fund's Prospectus.

    The amount payable to the Principal Underwriter pursuant to the Plan as sales commissions and distribution fees with respect to each day will be accrued on such day as a liability of the Fund and will accordingly reduce the Fund's net assets upon such accrual, all in accordance with generally accepted accounting principles. The amount payable on each day is limited to 1/365 of
 .75% of the Fund's net assets on such day. The level of the Fund's net assets changes each day and depends upon the amount of sales and redemptions of Fund shares, the changes in the value of the investments held by the Portfolio, the expenses of the Fund and the Portfolio accrued and allocated to the Fund on such day, income on portfolio investments of the Portfolio accrued and allocated to the Fund on such day, and any dividends and distributions declared on Fund shares. The Fund does not accrue possible future payments as a liability of the Fund or reduce the Fund's current net assets in respect of unknown amounts which may become payable under the Plan in the future because the standards for accrual of such a liability under accounting principles have not been satisfied.

    The Plan provides that the Fund will receive all CDSCs and will make no payments to the Principal Underwriter in respect of any day on which there are no outstanding Uncovered Distribution Charges of the Principal Underwriter. CDSCs and accrued amounts will be paid by the Fund to the Principal Underwriter whenever there exist Uncovered Distribution Charges under the Fund's Plan.

    Periods with a high level of sales of Fund shares accompanied by a low level of early redemptions of Fund shares resulting in the imposition of CDSCs will tend to increase the time during which there will exist Uncovered Distribution Charges of the Principal Underwriter. Conversely, periods with a low level of sales of Fund shares accompanied by a high level of early redemptions of Fund shares resulting in the imposition of CDSCs will tend to reduce the time during which there will exist Uncovered Distribution Charges of the Principal Underwriter.

    In calculating daily the amount of Uncovered Distribution Charges, distribution charges will include the aggregate amount of sales commissions and distribution fees theretofore paid plus the aggregate amount of sales commissions and distribution fees which the Principal Underwriter is entitled to be paid under the Plan since its inception. Payments theretofore paid or payable under the Plan by the Fund to the Principal Underwriter and CDSCs theretofore paid or payable to the Principal Underwriter will be subtracted from such distribution charges; if the result of such subtraction is positive, a distribution fee (computed at 1% over the prime rate then reported in The Wall Street Journal) will be computed on such amount and added thereto, with the resulting sum constituting the amount of outstanding Uncovered Distribution Charges with respect to such day. The amount of outstanding Uncovered Distribution Charges of the Principal Underwriter calculated on any day does not constitute a liability recorded on the financial statements of the Fund.

    The amount of Uncovered Distribution Charges of the Principal Underwriter at any particular time depends upon various changing factors, including the level and timing of sales of Fund shares, the nature of such sales (i.e., whether they result from exchange transactions, reinvestments or from cash sales through Authorized Firms), the level and timing of redemptions of Fund shares upon which a CDSC will be imposed, the level and timing of redemptions of Fund shares upon which no CDSC will be imposed (including redemptions involving exchanges of Fund shares for shares of another fund in the Eaton Vance Marathon Group of Funds which result in a reduction of Uncovered Distribution Charges), changes in the level of the net assets of the Fund, and changes in the interest rate used in the calculation of the distribution fee under the Plan.

    As currently implemented by the Trustees, the Plan authorizes payments of sales commissions and distribution fees to the Principal Underwriter and service fees to the Principal Underwriter and Authorized Firms which may be equivalent, on an aggregate basis during any fiscal year of the Fund, to 1% of the Fund's average daily net assets for such year. For the sales commissions and service fee payments made by the Fund and the outstanding Uncovered Distribution Charges of the Principal Underwriter, see "Fees and Expenses -- Distribution Plan" in this Part II. The Fund believes that the combined rate of all these payments may be higher than the rate of payments made under distribution plans adopted by other investment companies pursuant to Rule 12b-1. Although the Principal Underwriter will use its own funds (which may be borrowed from banks) to pay sales commissions at the time of sale, it is anticipated that the Eaton Vance organization will profit by reason of the operation of the Plan through an increase in the Fund's assets (thereby increasing the advisory fee payable to BMR by the Portfolio) resulting from sale of Fund shares and through the amounts paid to the Principal Underwriter, including CDSCs, pursuant to the Plan. The Eaton Vance organization may be considered to have realized a profit under the Plan if at any point in time the aggregate amounts theretofore received by the Principal Underwriter pursuant to the Plan and from CDSCs have exceeded the total expenses theretofore incurred by such organization in distributing shares of the Fund. Total expenses for this purpose will include an allocable portion of the overhead costs of such organization and its branch offices, which costs will include without limitation leasing expense, depreciation of building and equipment, utilities, communication and postage expense, compensation and benefits of personnel, travel and promotional expense, stationery and supplies, literature and sales aids, interest expense, data processing fees, consulting and temporary help costs, insurance, taxes other than income taxes, legal and auditing expense and other miscellaneous overhead items. Overhead is calculated and allocated for such purpose by the Eaton Vance organization in a manner deemed equitable to the Fund.


    The Plan continues in effect through and including April 28, 1996, and shall continue in effect indefinitely thereafter for so long as such continuance is approved at least annually by the vote of both a majority of (i) the Trustees of the Trust who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the "Rule 12b-1 Trustees") and (ii) all of the Trustees then in office, and the Distribution Agreement contains a similar provision. The Plan and Distribution Agreement may be terminated at any time by vote of a majority of the Rule 12b-1 Trustees or by a vote of a majority of the outstanding voting securities of the Fund. The provisions of the Plan relating to payments of sales commissions and distribution fees to the Principal Underwriter are also included in the Distribution Agreement between the Trust on behalf of the Fund and the Principal Underwriter. Pursuant to Rule 12b-1, the Plan has been approved by the Fund's initial sole shareholder (Eaton Vance) and by the Board of Trustees of the Trust, including the Rule 12b-1 Trustees. Under the Plan, the President or a Vice President of the Trust shall provide to the Trustees for their review, and the Trustees shall review at least quarterly, a written report of the amount expended under the Plan and the purposes for which such expenditures were made. The Plan may not be amended to increase materially the payments described therein without approval of the shareholders of the Fund, and all material amendments of the Plan must also be approved by the Trustees as required by Rule 12b-1. So long as the Plan is in effect, the selection and nomination of Trustees who are not interested persons of the Trust shall be committed to the discretion of the Trustees who are not such interested persons.

    The Trustees believe that the Plan will be a significant factor in the expected growth of the Fund's assets, and will result in increased investment flexibility and advantages which will benefit the Fund and its shareholders. Payments for sales commissions and distribution fees made to the Principal Underwriter under the Plan will compensate the Principal Underwriter for its services and expenses in distributing shares of the Fund. Service fee payments made to the Principal Underwriter and Authorized Firms under the Plan provide incentives to provide continuing personal services to investors and the maintenance of shareholder accounts. By providing incentives to the Principal Underwriter and Authorized Firms, the Plan is expected to result in the maintenance of, and possible future growth in, the assets of the Fund. Based on the foregoing and other relevant factors, the Trustees have determined that in their judgment there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders.


                           PERFORMANCE INFORMATION
    The table below indicates the cumulative and average total return on a hypothetical investment of $1,000 in the Fund covering the life of the Fund from December 19, 1985 through September 30, 1995 and for the one- and five-year periods ended September 30, 1995.


                                           VALUE OF INVEST- VALUE OF INVEST-
                                             MENT BEFORE      MENT AFTER        TOTAL RETURN BEFORE          TOTAL RETURN AFTER
                                            DEDUCTING THE    DEDUCTING THE       DEDUCTING THE CDSC         DEDUCTING THE CDSC**
  INVESTMENT     INVESTMENT    AMOUNT OF       CDSC ON         CDSC** ON     --------------------------  --------------------------
    PERIOD          DATE      INVESTMENT       9/30/95          9/30/95       CUMULATIVE    ANNUALIZED    CUMULATIVE    ANNUALIZED
--------------  ------------  -----------  ---------------  ---------------  ------------  ------------  ------------  ------------
Life of the
Fund*             12/19/85      $1,000        $1,991.92        $1,991.92        99.19%         7.29%        99.19%         7.29%
5 Years
Ended
9/30/95            9/30/90      $1,000        $1,504.43        $1,484.43        50.44%         8.49%        48.44%         8.20%
1 Year
Ended
9/30/95           9/30/94       $1,000        $1,106.45        $1,056.45        10.64%        10.64%         5.64%         5.64%
----------
 *Investment operations began on December 19, 1985.
**No CDSC is imposed on certain redemptions. See the Fund's current Prospectus.

    See the Tax Equivalent Yield Table in Part I for information concerning applicable tax rates and income brackets.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

    As at December 29, 1995, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of December 29, 1995, Merrill Lynch, Pierce, Fenner & Smith, Inc., Jacksonville, FL 32246 was the record owner of approximately 25.39% of the outstanding shares, which were held on behalf of its customers who are the beneficial owners of such shares, and as to which it had voting power under certain limited circumstances. To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding shares as of such date.

[LOGO]


EV MARATHON
NATIONAL
MUNICIPALS FUND

STATEMENT OF
ADDITIONAL INFORMATION
FEBRUARY 1, 1996



EV MARATHON
NATIONAL MUNICIPALS FUND
24 FEDERAL STREET
BOSTON, MA 02110
-------------------------------------------------------------------------------

INVESTMENT ADVISER OF NATIONAL MUNICIPALS PORTFOLIO
Boston Management and Research, 24 Federal Street, Boston, MA 02110

ADMINISTRATOR OF EV MARATHON NATIONAL MUNICIPALS FUND
Eaton Vance Management, 24 Federal Street, Boston, MA 02110

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc., 24 Federal Street, Boston, MA 02110
(800) 225-6265

CUSTODIAN
Investors Bank & Trust Company, 89 South Street, Boston, MA 02111

TRANSFER AGENT
First Data Investor Services Group, BOS725, P.O. Box 1559, Boston, MA 02104
(800) 262-1122

AUDITORS
Deloitte & Touche LLP, 125 Summer Street, Boston, MA 02110

                                                                         H-HMSAI

                     STATEMENT OF ADDITIONAL INFORMATION

                                   PART II

    This Part II provides information about EV TRADITIONAL NATIONAL MUNICIPALS FUND.

                              FEES AND EXPENSES
ADMINISTRATOR
    As stated under "Investment Adviser and Administrator" Part I of this Statement of Additional Information, the Administrator receives no compensation for providing administrative services to the Fund. For the period from the start of business, April 5, 1994, to the fiscal year ended September 30, 1994 and for the fiscal year ended September 30, 1995, $10,747 and $63,405, respectively, of the Fund's expenses were allocated to the Administrator.

SERVICE PLAN
    During the fiscal year ended September 30, 1995, the Fund made no service fee payments under the Plan. The Fund commenced accruing service fee payments during the quarter ending June 30, 1995.

PRINCIPAL UNDERWRITER
    The total sales charges for sale of shares of the Fund for the fiscal year ended September 30, 1995 was $562,644, all of which was received by Authorized Firms.

    For the fiscal year ended September 30, 1995, the Fund paid the Principal Underwriter $130.00 for repurchase transactions handled by the Principal Underwriter (being $2.50 for each such transaction).

CUSTODIAN
    For the fiscal year ended September 30, 1995, the Fund paid IBT $1,288.

TRUSTEES
    The fees and expenses of those Trustees of the Trust and of the Portfolio who are not members of the Eaton Vance organization (the noninterested Trustees) are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and of the Portfolio who are members of the Eaton Vance organization receive no compensation from the Trust or the Portfolio.) During the fiscal year ended September 30, 1995, the noninterested Trustees of the Trust and the Portfolio earned the following compensation in their capacities as Trustees from the Fund, the Portfolio, and the funds in the Eaton Vance Fund Complex\1/:

                                                        AGGREGATE               AGGREGATE           TOTAL COMPENSATION
                                                       COMPENSATION            COMPENSATION           FROM TRUST AND
  NAME                                                  FROM FUND             FROM PORTFOLIO           FUND COMPLEX
  ----                                                 -----------            --------------           ------------

  Donald R. Dwight ..............................          $26                    $5,840\2/              $135,000\4/
  Samuel L. Hayes, III ..........................           24                     5,732\3/               150,000\5/
  Norton H. Reamer ..............................           24                     5,657                  135,000
  John L. Thorndike .............................           24                     5,800                  140,000
  Jack L. Treynor ...............................           26                     6,058                  140,000

\1/ The Eaton Vance Fund Complex consists of 211 registered investment companies or series thereof.
\2/ Includes $1,958 of deferred compensation.
\3/ Includes $1,839 of deferred compensation.
\4/ Includes $35,000 of deferred compensation.
\5/ Includes $33,750 of deferred compensation.

                          SERVICES FOR ACCUMULATION
    The following services are voluntary, involve no extra charge other than the sales charge included in the offering price, and may be changed or discontinued without penalty at any time.

    INTENDED QUANTITY INVESTMENT -- STATEMENT OF INTENTION. If it is anticipated that $50,000 or more of Fund shares and shares of the other continuously offered open-end funds listed under "The Eaton Vance Exchange Privilege" in the current Prospectus of the Fund will be purchased within a 13-month period, a Statement of Intention should be signed so that shares may be obtained at the same reduced sales charge as though the total quantity were invested in one lump sum. Shares held under Right of Accumulation (see below) as of the date of the Statement will be included toward the completion of the Statement. The Statement authorizes the Transfer Agent to hold in escrow sufficient shares (5% of the dollar amount specified in the Statement) which can be redeemed to make up any difference in sales charge on the amount intended to be invested and the amount actually invested. Execution of a Statement does not obligate the shareholder to purchase or the Fund to sell the full amount indicated in the Statement, and should the amount actually purchased during the 13-month period be more or less than that indicated on the Statement, price adjustments will be made. For sales charges and other information on quantity purchases, see "How to Buy Fund Shares" in the Fund's current Prospectus. Any investor considering signing a Statement of Intention should read it carefully.

    RIGHT OF ACCUMULATION -- CUMULATIVE QUANTITY DISCOUNT. The applicable sales charge level for the purchase of Fund shares is calculated by taking the dollar amount of the current purchase and adding it to the value (calculated at the maximum current offering price) of the shares the shareholder owns in his account(s) in the Fund and in the other continuously offered open-end funds listed under "The Eaton Vance Exchange Privilege" in the current Prospectus of the Fund for which Eaton Vance acts as investment adviser or administrator at the time of purchase. The sales charge on the shares being purchased will then be at the rate applicable to the aggregate. For example, if the shareholder owned shares valued at $30,000 in EV Traditional California Municipals Fund, and purchased an additional $20,000 of Fund shares, the sales charge for the $20,000 purchase would be at the rate of 2.75% of the offering price (2.83% of the net amount invested) which is the rate applicable to single transactions of $50,000. For sales charges on quantity purchases, see "How to Buy Fund Shares" in the Fund's current Prospectus. Shares purchased
(i) by an individual, his or her spouse and their children under the age of twenty-one, and (ii) by a trustee, guardian or other fiduciary of a single trust estate or a single fiduciary account, will be combined for the purpose of determining whether a purchase will qualify for the Right of Accumulation and if qualifying, the applicable sales charge level.

    For any such discount to be made available, at the time of purchase a purchaser or his Authorized Firm must provide Eaton Vance Distributors, Inc. (the "Principal Underwriter") (in the case of a purchase made through an Authorized Firm) or the Transfer Agent (in the case of an investment made by mail) with sufficient information to permit verification that the purchase order qualifies for the accumulation privilege. Corfirmation of the order is subject to such verification. The Right of Accumulation privilege may be amended or terminated at any time as to purchases occurring thereafter.

                            PRINCIPAL UNDERWRITER
    Shares of the Fund may be continuously purchased at the public offering price through certain Authorized Firms which have agreements with the Principal Underwriter. The Principal Underwriter is a wholly-owned subsidiary of Eaton Vance. The public offering price is the net asset value next computed after receipt of the order, plus, where applicable, a variable percentage (sales charge) depending upon the amount of purchase as indicated by the sales charge table set forth in the Fund's current Prospectus. Such table is applicable to purchases of the Fund alone or in combination with purchases of the other funds offered by the Principal Underwriter, made at a single time by
(i) an individual, or an individual, his or her spouse and their children under the age of twenty-one, purchasing shares for his or their own account; and (ii) a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account.

    The table is also presently applicable to (1) purchases of Fund shares, alone or in combination with purchases of any of the other funds offered by the Principal Underwriter through one dealer aggregating $100,000 or more made by any of the persons enumerated above within a thirteen-month period starting with first purchase pursuant to a written Statement of Intention, in the form provided by the Principal Underwriter, which includes provisions for a price adjustment depending upon the amount actually purchased within such period (a purchase not made pursuant to such Statement may be included thereunder if the Statement is filed within 90 days of such purchase); or (2) purchases of the Fund pursuant to the Right of Accumulation and declared as such at the time of purchase.

    Subject to the applicable provisions of the 1940 Act, the Fund may issue shares at net asset value in the event that an investment company (whether a regulated or private investment company or a personal holding company) is merged or consolidated with or acquired by the Fund. Normally no sales charges will be paid in connection with an exchange of Fund shares for the assets of such investment company.

    Shares may be sold at net asset value to any officer, director, trustee, general partner or employee of the Fund, the Portfolio or any investment company for which Eaton Vance or BMR acts as investment adviser, any investment advisory, agency, custodial or trust account managed or administered by Eaton Vance or by any parent, subsidiary or other affiliate of Eaton Vance, or any officer, director or employee of any parent, subsidiary or other affiliate of Eaton Vance. The terms "officer," "director," "trustee," "general partner" or "employee" as used in this paragraph include any such person's spouse and minor children, and also retired officers, directors, trustees, general partners and employees and their spouses and minor children. Shares of the Fund may also be sold at net asset value to registered representatives and employees of certain Authorized Firms and to such persons' spouses and children under the age of 21 and their beneficial accounts.

    The Trust reserves the right to suspend or limit the offering of shares of the Fund to the public at any time.

    The Principal Underwriter acts as principal in selling shares of the Fund under the distribution agreement with the Trust on behalf of the Fund. The expenses of printing copies of prospectuses used to offer shares to Authorized Firms or investors and other selling literature and of advertising are borne by the Principal Underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of the Fund and its shares under federal and state securities laws are borne by the Fund. The distribution agreement is renewable annually by the Board of Trustees of the Trust (including a majority of its Trustees who are not interested persons of the Principal Underwriter or the Trust), may be terminated on six months' notice by either party, and is automatically terminated upon assignment. The Principal Underwriter distributes Fund shares on a "best efforts" basis under which it is required to take and pay for only such shares as may be sold. The Principal Underwriter allows Authorized Firms discounts from the applicable public offering price which are alike for all Authorized Firms. The Principal Underwriter may allow, upon notice to all Authorized Firms with whom it has agreements, discounts up to the full sales charge during the periods specified in the notice. See "How to Buy Fund Shares" in the Fund's current Prospectus for the discount allowed to Authorized Firms on the sale of Fund shares. During periods when the discount includes the full sales charge, such Authorized Firms may be deemed to be underwriters as that term is defined in the Securities Act of 1933. See "Fees and Expenses" for the sales charge paid to the Principal Underwriter and Authorized Firms.

    The Fund has authorized the Principal Underwriter to act as its agent in repurchasing shares at the rate of $2.50 for each repurchase transaction handled by the Principal Underwriter. The Principal Underwriter estimates that the expenses incurred by it in acting as repurchase agent for the Fund will exceed the amounts paid therefor by the Fund.

                                 SERVICE PLAN
    The Trust on behalf of the Fund has adopted a Service Plan (the "Plan") designed to meet the service fee requirements of the revised sales charge rule of the National Association of Securities Dealers, Inc. Pursuant to such Rule, the Plan has been approved by the independent Trustees of the Trust, who have no direct or indirect financial interest in the Plan and by all of the Trustees of the Trust on behalf of the Fund. The Plan amends and replaces the Trust's original distribution plan which was approved by the Fund's shareholders. (Management believes service fee payments are not distribution expenses governed by the Rule, but has chosen to have the Plan approved as if the Rule were applicable.)

    The Plan remains in effect through April 28, 1996, and from year to year thereafter, provided such continuance is approved by a vote of the Board of Trustees and by both a majority of (i) those Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to it (the "noninterested Trustees") and (ii) all of the Trustees then in office, cast in person at a meeting (or meetings) called for the purpose of voting on this Plan. The Plan may not be amended to increase materially the payments described herein without approval of the shareholders of the Fund, and all material amendments of the Plan must also be approved by the Trustees of the Trust in the manner described above. The Plan may be terminated any time by vote of the noninterested Trustees or by a vote of a majority of the outstanding voting securities of the Fund.

    Under the Plan, the President or a Vice President of the Trust shall provide to the Trustees for their review, and the Trustees shall review at least quarterly, a written report of the amount expended under the Plan and the purposes for which such expenditures were made. So long as the Plan is in effect, the selection and nomination of Trustees who are not interested persons of the Trust shall be committed to the discretion of the noninterested Trustees. The Trustees have determined that in their judgment there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders.

                           PERFORMANCE INFORMATION
    The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000 in the Fund from December 19, 1985 through September 30, 1995 and for the one- and five-year periods ended September 30, 1995. The total return for the period prior to the Fund's commencement of operations on April 5, 1994 reflects the Portfolio's total return (or that of its predecessor) adjusted to reflect any applicable Fund sales charge. The total return for such prior period has not been adjusted to reflect the Fund's service fees and certain other expenses.

                                                   VALUE OF A $1,000 INVESTMENT

                                                                             TOTAL RETURN                    TOTAL RETURN
                                     VALUE OF         VALUE OF          EXCLUDING SALES CHARGE          INCLUDING SALES CHARGE
    INVESTMENT       INVESTMENT       INITIAL        INVESTMENT     ------------------------------  ------------------------------
    ----------       ----------     INVESTMENT*      ON 9/30/95       CUMULATIVE      ANNUALIZED      CUMULATIVE      ANNUALIZED
      PERIOD            DATE        -----------      ----------       ----------      ----------      ----------      ----------
Life of
the Fund**            12/19/85        $962.44        $1,944.06         101.99%           7.45%          94.41%          7.03%
5 Years
Ended
9/30/95**              9/30/90        $962.38        $1,468.18          52.55%           8.80%          46.82%          7.97%
1 Year
Ended
9/30/95**              9/30/94        $962.46        $1,078.43          12.05%          12.05%           7.84%          7.84%

    Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.
----------
 *Initial investment less the maximum sales charge of 3.75%.
**If a portion of the Fund's expenses had not been subsidized, the Fund would have had lower returns.


             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
    As at December 29, 1995, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of December 29, 1995, Merrill Lynch, Pierce, Fenner & Smith, Inc., Jacksonville, FL 32246 was the record owner of approximately 17.78% of the outstanding shares, which were held on behalf of its customers who are the beneficial owners of such shares, and as to which it had voting power under certain limited circumstances. To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding shares as of such date.

[LOGO]
EATON VANCE
MUTUAL FUNDS


EV TRADITIONAL
NATIONAL
MUNICIPALS FUND

STATEMENT OF
ADDITIONAL INFORMATION
FEBRUARY 1, 1996



EV TRADITIONAL NATIONAL
MUNICIPAL FUND
24 FEDERAL STREET
BOSTON, MA 02110
-------------------------------------------------------------------------------

INVESTMENT ADVISER OF NATIONAL MUNICIPALS PORTFOLIO
Boston Management and Research, 24 Federal Street, Boston, MA 02110

ADMINISTRATOR OF EV TRADITIONAL NATIONAL MUNICIPALS FUND
Eaton Vance Management, 24 Federal Street, Boston, MA 02110

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc., 24 Federal Street, Boston, MA 02110
(800) 225-6265

CUSTODIAN
Investors Bank & Trust Company, 89 South Street, Boston, MA 02111

TRANSFER AGENT
First Data Investor Services Group, BOS725, P.O. Box 1559, Boston, MA 02104
(800) 262-1122

AUDITORS
Deloitte & Touche LLP, 125 Summer Street, Boston, MA 02110

                                                                         T-HMSAI

                                     PART C

                                OTHER INFORMATION

ITEM 24:  FINANCIAL STATEMENTS AND EXHIBITS

      (a) FINANCIAL STATEMENTS

          INCLUDED IN PART A FOR THE FUNDS LISTED BELOW ARE "FINANCIAL
           HIGHLIGHTS" FOR THE PERIOD FROM THE START OF BUSINESS TO THE FISCAL YEAR ENDED SEPTEMBER 30, 1995:

            EV Classic National Municipals Fund (start of business December 3,
            1993)
            EV Marathon National Municipals Fund (start of business December 19, 1985)
            EV Traditional National Municipals Fund (start of business April 5, 1994)

          INCLUDED IN PART B:
           INCORPORATED BY REFERENCE TO THE ANNUAL REPORTS FOR THE FUNDS, EACH
             DATED SEPTEMBER 30, 1995, FILED ELECTRONICALLY PURSUANT TO SECTION 30(B)(2) OF THE INVESTMENT COMPANY ACT OF 1940 ARE THE FOLLOWING:
            For:
            EV Classic National Municipals Fund
              (Accession No. 0000950156-95-000812)
            EV Marathon National Municipals Fund
              (Accession No. 0000950156-95-000813)
            EV Traditional National Municipals Fund
              (Accession No. 0000950156-95-000814)

             The Financial Statements for the above-referenced Funds for the time periods set forth in the Funds' Annual Reports dated September 30, 1995 include:

               Statement of Assets and Liabilities
               Statement of Operations
               Statements of Changes in Net Assets
               Financial Highlights
               Notes to Financial Statements
               Independent Auditors' Report


           INCORPORATED BY REFERENCE TO THE ANNUAL REPORT FOR THE NATIONAL
            MUNICIPALS FUNDS, DATED SEPTEMBER 30, 1995, FILED ELECTRONICALLY PURSUANT TO SECTION 30(B)(2) OF THE INVESTMENT COMPANY ACT OF 1940, ARE THE FOLLOWING FINANCIAL STATEMENTS FOR THE NATIONAL MUNICIPALS
            PORTFOLIO:
               Portfolio of Investments
               Statement of Assets and Liabilities
               Statement of Operations
               Statements of Changes in Net Assets
               Supplementary Data
               Notes to Financial Statements
               Independent Auditors' Report


      (b) EXHIBITS:

          (1)(a) Amended and Restated Declaration of Trust of Eaton Vance Municipals Trust dated January 11, 1993, filed as Exhibit
                    (1)(a) to Post-Effective Amendment No. 55 and incorporated herein by reference.

             (b) Amendment and Restatement of Establishment and Designation of Series dated June 19, 1995 filed as Exhibit (1)(b) to Post-Effective Amendment No. 55 and incorporated herein by reference.

          (2)(a) By-Laws as amended October 21, 1987 filed as Exhibit (2)(a) to Post-Effective Amendment No. 55 and incorporated herein by reference.

             (b) Amendment to By-Laws of Eaton Vance Municipals Trust dated December 13, 1993 filed as Exhibit (2)(b) to Post-Effective Amendment No. 55 and incorporated herein by reference.

          (3)       Not applicable

          (4)       Not applicable

          (5)       Not applicable

          (6)(a)(1) Amended Distribution Agreement between Eaton Vance Municipals Trust (on behalf of its Classic series) and Eaton Vance Distributors, Inc. with attached schedules (including Amended Schedule A dated September 29, 1995) filed as Exhibit (6)(a)(1) to Post-Effective Amendment No. 55 and incorporated herein by reference.

                (2) Amended Distribution Agreement between Eaton Vance
                    Municipals Trust (on behalf of its Marathon series) and Eaton Vance Distributors, Inc. with attached schedules (including Amended Schedule A dated September 29, 1995) filed as Exhibit (6)(a)(2) to Post-Effective Amendment No. 55 and incorporated herein by reference.

                (3) Amended Distribution Agreement between Eaton Vance
                    Municipals Trust (on behalf of its Traditional series) and Eaton Vance Distributors, Inc. with attached schedules (including Amended Schedule A dated September 29, 1995) filed as Exhibit (6)(a)(3) to Post-Effective Amendment No. 55 and incorporated herein by reference.


             (b) Selling Group Agreement between Eaton Vance Distributors, Inc. and Authorized Dealers filed as Exhibit (6)(b) to Post-Effective Amendment No. 61 to the Registration Statement of Eaton Vance Growth Trust (File Nos. 2-22019, 811-1241) and incorporated herein by reference.

             (c) Schedule of Dealer Discounts and Sales Charges filed as Exhibit (6)(c) to Post-Effective Amendment No. 61 to the Registration Statement of Eaton Vance Growth Trust (File Nos. 2-22019, 811-1241) and incorporated herein by reference.


          (7) The Securities and Exchange Commission has granted the Registrant an exemptive order that permits the Registrant to enter into deferred compensation arrangements with its independent Trustees. See in the Matter of Capital Exchange Fund, Inc., Release No. IC-20671 (November 1, 1994).

          (8)(a) Custodian Agreement with Investors Bank & Trust Company dated October 15, 1992 filed as Exhibit (8) to Post-Effective Amendment No. 55 and incorporated herein by reference.

             (b) Amendment to Custodian Agreement with Investors Bank & Trust Company dated October 23, 1995 filed as Exhibit (8)(b) to Post-Effective Amendment No. 57 and incorporated herein by reference.

          (9)(a) Amended Administrative Services Agreement between Eaton Vance Municipals Trust (on behalf of each of its series) and Eaton Vance Management with attached schedules (including Amended Schedule A dated September 29, 1995) filed as Exhibit (9)(a) to Post-Effective Amendment No. 55 and incorporated herein by reference.

             (b)    Transfer Agency Agreement dated June 7, 1989 filed as
                    Exhibit 9(d) to Post- Effective Amendment No. 59 to the Registration Statement of Eaton Vance Growth Trust (File Nos. 2-22019, 811-1241) and incorporated herein by reference.

             (c) Amendment to Transfer Agency Agreement dated February 1, 1993 filed as Exhibit 9(e) to Post-Effective Amendment No. 59 to the Registration Statement of Eaton Vance Growth Trust (File Nos. 2-22019, 811-1241) and incorporated herein by reference.

         (10)       Not applicable


         (11)(a) Consent of Independent Certified Public Accountants for EV Classic National Municipals Fund filed herewith.

             (b) Consent of Independent Certified Public Accountants for EV Marathon National Municipals Fund filed herewith.

             (c) Consent of Independent Certified Public Accountants for EV Traditional National Municipals Fund filed herewith.


         (12)       Not applicable

         (13)       Not applicable

         (14)       Not applicable

         (15)(a) Amended Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, for Eaton Vance Municipals Trust (on behalf of its Classic Series) dated January 27, 1995 with attached schedules (including Amended Schedule A dated September 29, 1995) filed as Exhibit (15)(a) to Post-Effective Amendment No. 55 and incorporated herein by reference.

             (b) Amended Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, for Eaton Vance Municipals Trust (on behalf of its Marathon series) dated June 19, 1995 with attached schedules (including Amended Schedule A dated September 29, 1995) filed as Exhibit
                    (15)(b) to Post-Effective Amendment No. 55 and incorporated herein by reference.

             (c) Amended Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, for Eaton Vance Municipals Trust (on behalf of its Traditional series) dated June 19, 1995 with attached schedules (including Amended Schedule A dated September 29, 1995) filed as Exhibit
                    (15)(c) to Post-Effective Amendment No. 55 and incorporated herein by reference.

         (16) Schedules for Computation of Performance Quotations filed herewith.

         (17)(a) Power of Attorney for Eaton Vance Municipals Trust dated December 29, 1993 filed as Exhibit (17)(a) to Post-Effective Amendment No. 55 and incorporated herein by reference.

             (b) Power of Attorney for Alabama Tax Free Portfolio, Arizona Tax Free Portfolio, Arkansas Tax Free Portfolio, Colorado Tax Free Portfolio, Connecticut Tax Free Portfolio, Florida Tax Free Portfolio, Georgia Tax Free Portfolio, Kentucky Tax Free Portfolio, Louisiana Tax Free Portfolio, Maryland Tax Free Portfolio, Massachusetts Tax Free Portfolio, Michigan Tax Free Portfolio, Minnesota Tax Free Portfolio, Mississippi Tax Free Portfolio, Missouri Tax Free Portfolio, National Municipals Portfolio, New Jersey Tax Free Portrfolio, New York Tax Free Portfolio, North Carolina Tax Free Portfolio, Ohio Tax Free Portfolio, Oregon Tax Free Portfolio, Pennsylvania Tax Free Portfolio, Rhode Island Tax Free Portfolio, South Carolina Tax Free Portfolio, Tennessee Tax Free Portfolio, Texas Tax Free Portfolio, Virginia Tax Free Portfolio and West Virginia Tax Free Portfolio dated December 29, 1993 filed as Exhibit (17)(b) to Post-Effective Amendment No. 55 and incorporated herein by reference.

             (c) Power of Attorney for California Tax Free Portfolio dated June 19, 1995 filed as Exhibit (17)(c) to Post-Effective Amendment No. 55 and incorporated herein by reference.

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT Not applicable

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES

                  (1)                                       (2)
             TITLE OF CLASS                      NUMBER OF RECORD HOLDERS

     Shares of beneficial interest                as of December 29, 1995

  EV Marathon Alabama Municipals Fund                    2,049
  EV Classic Alabama Municipals Fund                        65
  EV Marathon Arizona Municipals Fund                    3,128
  EV Classic Arizona Municipals Fund                        53
  EV Marathon Arkansas Municipals Fund                   2,180
  EV Classic Arkansas Municipals Fund                       19
  EV Marathon California Municipals Fund                 7,757
  EV Classic California Municipals Fund                     41
  EV Marathon Colorado Municipals Fund                   1,201
  EV Classic Colorado Municipals Fund                       96
  EV Marathon Connecticut Municipals Fund                4,589
  EV Classic Connecticut Municipals Fund                    96
  EV Marathon Florida Municipals Fund                   13,779
  EV Classic Florida Municipals Fund                        58
  EV Marathon Georgia Municipals Fund                    2,886
  EV Classic Georgia Municipals Fund                        58
  EV Marathon Kentucky Municipals Fund                   3,619
  EV Classic Kentucky Municipals Fund                       30
  EV Marathon Louisiana Municipals Fund                    608
  EV Classic Louisiana Municipals Fund                      35
  EV Marathon Maryland Municipals Fund                   3,154
  EV Classic Maryland Municipals Fund                       49
  EV Marathon Massachusetts Municipals Fund              7,195
  EV Classic Massachusetts Municipals Fund                  53
  EV Marathon Michigan Municipals Fund                   4,450
  EV Classic Michigan Municipals Fund                       46
  EV Marathon Minnesota Municipals Fund                  2,627
  EV Classic Minnesota Municipals Fund                      79
  EV Marathon Mississippi Municipals Fund                  701
  EV Classic Mississippi Municipals Fund                    49
  EV Marathon Missouri Municipals Fund                   2,741
  EV Classic Missouri Municipals Fund                      110
  EV Marathon National Municipals Fund                  44,547
  EV Classic National Municipals Fund                      838
  EV Marathon New Jersey Municipals Fund                10,978
  EV Classic New Jersey Municipals Fund                    101
  EV Marathon New York Municipals Fund                  15,490
  EV Classic New York Municipals Fund                      137
  EV Marathon North Carolina Municipals Fund             4,747
  EV Classic North Carolina Municipals Fund                104
  EV Marathon Ohio Municipals Fund                       7,802
  EV Classic Ohio Municipals Fund                           55
  EV Marathon Oregon Municipals Fund                     3,799
  EV Classic Oregon Municipals Fund                         50
  EV Marathon Pennsylvania Municipals Fund              13,985
  EV Classic Pennsylvania Municipals Fund                   92
  EV Marathon Rhode Island Municipals Fund                 835
  EV Classic Rhode Island Municipals Fund                   39
  EV Marathon South Carolina Municipals Fund             1,400
  EV Classic South Carolina Municipals Fund                 26
  EV Marathon Tennessee Municipals Fund                  1,581
  EV Classic Tennessee Municipals Fund                      23
  EV Marathon Texas Municipals Fund                        447
  EV Classic Texas Municipals Fund                           7
  EV Marathon Virginia Municipals Fund                   5,030
  EV Classic Virginia Municipals Fund                       38
  EV Marathon West Virginia Municipals Fund              1,199
  EV Classic West Virginia Municipals Fund                  24
  Massachusetts Municipal Bond Portfolio                    36
  EV Traditional California Municipals Fund                 45
  EV Traditional Connecticut Municipals Fund                39
  EV Traditional Florida Municipals Fund                   101
  EV Traditional National Municipals Fund                  641
  EV Traditional New Jersey Municipals Fund                 79
  EV Traditional New York Municipals Fund                  129
  EV Traditional Pennsylvania Municipals Fund               49


ITEM 27.  INDEMNIFICATION


    The Registrant's By-Laws filed as Exhibit (2) to Post-Effective Amendment No. 55 contain pro- visions limiting the liability, and providing for indemnification, of the Trustees and officers under certain circumstances.


    Registrant's Trustees and officers are insured under a standard mutual fund errors and omissions insurance policy covering incurred by reason of negligent errors and omissions committed in their capacities as such.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

    Reference is made to the information set forth under the caption "Investment Adviser and Administrator" in the Statements of Additional Information, which information is incorporated herein by reference.

ITEM 29.  PRINCIPAL UNDERWRITERS

    (a) Registrant's principal underwriter, Eaton Vance Distributors, Inc., a wholly-owned subsidiary of Eaton Vance Management, is the principal underwriter for each of the mutual funds named below:

EV Classic Alabama Municipals Fund                      EV Classic Michigan Limited Maturity
EV Classic Arizona Municipals Fund                        Municipals Fund
EV Classic Arkansas Municipals Fund                     EV Classic Michigan Municipals Fund
EV Classic California Limited Maturity                  EV Classic Minnesota Municipals Fund
  Municipals Fund                                       EV Classic Mississippi Municipals Fund
EV Classic California Municipals Fund                   EV Classic Missouri Municipals Fund
EV Classic Colorado Municipals Fund                     EV Classic National Limited Maturity
EV Classic Connecticut Limited Maturity                   Municipals Fund
  Municipals Fund                                       EV Classic National Municipals Fund
EV Classic Connecticut Municipals Fund                  EV Classic New Jersey Limited Maturity
EV Classic Florida Insured Municipals Fund                Municipals Fund
EV Classic Florida Limited Maturity                     EV Classic New Jersey Municipals Fund
  Municipals Fund                                       EV Classic New York Limited Maturity
EV Classic Florida Municipals Fund                        Municipals Fund
EV Classic Georgia Municipals Fund                      EV Classic New York Municipals Fund
EV Classic Government Obligations Fund                  EV Classic North Carolina Municipals Fund
EV Classic Greater China Growth Fund                    EV Classic Ohio Limited Maturity Municipals Fund
EV Classic Growth Fund                                  EV Classic Ohio Municipals Fund
EV Classic Hawaii Municipals Fund                       EV Classic Oregon Municipals Fund
EV Classic High Income Fund                             EV Classic Pennsylvania Limited Maturity
EV Classic Information Age Fund                           Municipals Fund
EV Classic Investors Fund                               EV Classic Pennsylvania Municipals Fund
EV Classic Kansas Municipals Fund                       EV Classic Rhode Island Municipals Fund
EV Classic Kentucky Municipals Fund                     EV Classic Senior Floating-Rate Fund
EV Classic Louisiana Municipals Fund                    EV Classic Strategic Income Fund
EV Classic Maryland Municipals Fund                     EV Classic South Carolina Municipals Fund
EV Classic Massachusetts Limited Maturity               EV Classic Special Equities Fund
  Municipals Fund                                       EV Classic Stock Fund
EV Classic Massachusetts Municipals Fund                EV Classic Tennessee Municipals Fund

EV Classic Texas Municipals Fund                        EV Marathon North Carolina Municipals Fund
EV Classic Total Return Fund                            EV Marathon Ohio Limited Maturity
EV Classic Virginia Municipals Fund                       Municipals Fund
EV Classic West Virginia Municipals Fund                EV Marathon Ohio Municipals Fund
EV Marathon Alabama Municipals Fund                     EV Marathon Oregon Municipals Fund
EV Marathon Arizona Limited Maturity                    EV Marathon Pennsylvania Limited Maturity
  Municipals Fund                                         Municipals Fund
EV Marathon Arizona Municipals Fund                     EV Marathon Pennsylvania Municipals Fund
EV Marathon Arkansas Municipals Fund                    EV Marathon Rhode Island Municipals Fund
EV Marathon California Limited Maturity                 EV Marathon Strategic Income Fund
  Municipals Fund                                       EV Marathon South Carolina Municipals Fund
EV Marathon California Municipals Fund                  EV Marathon Special Equities Fund
EV Marathon Colorado Municipals Fund                    EV Marathon Stock Fund
EV Marathon Connecticut Limited Maturity                EV Marathon Tennessee Municipals Fund
  Municipals Fund                                       EV Marathon Texas Municipals Fund
EV Marathon Connecticut Municipals Fund                 EV Marathon Total Return Fund
EV Marathon Emerging Markets Fund                       EV Marathon Virginia Limited Maturity
EV Marathon Florida Insured Municipals Fund               Tax Free Fund
EV Marathon Florida Limited Maturity                    EV Marathon Virginia Municipals Fund
  Municipals Fund                                       EV Marathon West Virginia Municipals Fund
EV Marathon Florida Municipals Fund                     EV Traditional California Municipals Fund
EV Marathon Georgia Municipals Fund                     EV Traditional Connecticut Municipals Fund
EV Marathon Gold & Natural Resources Fund               EV Traditional Emerging Markets Fund
EV Marathon Government Obligations Fund                 EV Traditional Florida Insured Municipals Fund
EV Marathon Greater China Growth Fund                   EV Traditional Florida Limited Maturity
EV Marathon Greater India Fund                            Municipals Fund
EV Marathon Growth Fund                                 EV Traditional Florida Municipals Fund
EV Marathon Hawaii Municipals Fund                      EV Traditional Government Obligations Fund
EV Marathon High Income Fund                            EV Traditional Greater China Growth Fund
EV Marathon High Yield Municipals Fund                  EV Traditional Greater India Fund
EV Marathon Information Age Fund                        EV Traditional Growth Fund
EV Marathon Investors Fund                              EV Traditional High Yield Municipals Fund
EV Marathon Kansas Municipals Fund                      Eaton Vance Income Fund of Boston
EV Marathon Kentucky Municipals Fund                    EV Traditional Information Age Fund
EV Marathon Louisiana Municipals Fund                   EV Traditional Investors Fund
EV Marathon Maryland Municipals Fund                    Eaton Vance Municipal Bond Fund L.P.
EV Marathon Massachusetts Limited Maturity              EV Traditional National Limited Maturity
  Municipals Fund                                         Municipals Fund
EV Marathon Massachusetts Municipals Fund               EV Traditional National Municipals Fund
EV Marathon Michigan Limited Maturity                   EV Traditional New Jersey Municipals Fund
  Municipals Fund                                       EV Traditional New York Limited Maturity
EV Marathon Michigan Municipals Fund                      Municipals Fund
EV Marathon Minnesota Municipals Fund                   EV Traditional New York Municipals Fund
EV Marathon Mississippi Municipals Fund                 EV Traditional Pennsylvania Municipals Fund
EV Marathon Missouri Municipals Fund                    EV Traditional Special Equities Fund
EV Marathon National Limited Maturity                   EV Traditional Stock Fund
  Municipals Fund                                       EV Traditional Total Return Fund
EV Marathon National Municipals Fund                    Eaton Vance Cash Management Fund
EV Marathon New Jersey Limited Maturity                 Eaton Vance Liquid Assets Fund
  Municipals Fund                                       Eaton Vance Money Market Fund
EV Marathon New Jersey Municipals Fund                  Eaton Vance Prime Rate Reserves
EV Marathon New York Limited Maturity                   Eaton Vance Short-Term Treasury Fund
  Municipals Fund                                       Eaton Vance Tax Free Reserves
EV Marathon New York Municipals Fund                    Massachusetts Municipal Bond Portfolio
EV Marathon North Carolina Limited Maturity
  Tax Free Fund


    (b)
               (1)                                      (2)                                     (3)
       NAME AND PRINCIPAL                      POSITIONS AND OFFICES                   POSITIONS AND OFFICE
        BUSINESS ADDRESS                    WITH PRINCIPAL UNDERWRITER                    WITH REGISTRANT
        ----------------                    --------------------------                ---------------------
James B. Hawkes*                         Vice President and Director                   Vice President and
                                                                                         Trustee
William M. Steul*                        Vice President and Director                   None
Wharton P. Whitaker*                     President and Director                        None

Chris Berg                               Vice President                                None

  45 Windsor Lane
  Palm Beach Gardens, Florida
H. Day Brigham, Jr.*                     Vice President                                None
Susan W. Bukima                          Vice President                                None
  106 Princess Street
  Alexandria, Virginia
Jeffrey W. Butterfield                   Vice President                                None
  9378 Mirror Road
  Columbus, Indiana
Mark A. Carlson*                         Vice President                                None
Jeffrey Chernoff                         Vice President                                None
  115 Concourse West
  Bright Waters, New York
James S. Comforti                        Vice President                                None
  1859 Crest Drive
  Encinitas, California
Mark P. Doman                            Vice President                                None
  107 Pine Street
  Philadelphia, Pennsylvania
Michael A. Foster                        Vice President                                None
  850 Kelsey Court
  Centerville, Ohio
William M. Gillen                        Vice President                                None
  280 Rea Street
  North Andover, Massachusetts
Hugh S. Gilmartin                        Vice President                                None
  1531-184th Avenue, NE
  Bellevue, Washington

Brian Jacobs*                            Senior Vice President                         None

Stephen D. Johnson                       Vice President                                None
  13340 Providence Lake Drive
  Alpharetta, Georgia
Thomas J. Marcello                       Vice President                                None
  553 Belleville Avenue
  Glen Ridge, New Jersey
Timothy D. McCarthy                      Vice President                                None
  9801 Germantown Pike
  Lincoln Woods Apt. 416
  Lafayette Hill, Pennsylvania
Morgan C. Mohrman*                       Senior Vice President                         None
James A. Naughton*                       Vice President                                None
James L. O'Connor*                       Vice President                                None
Thomas Otis*                             Secretary and Clerk                           Secretary
George D. Owen                           Vice President                                None
  1911 Wildwood Court
  Blue Springs, Missouri
F. Anthony Robinson                      Vice President                                None
  510 Gravely Hill Road
  Wakefield, Rhode Island
Benjamin A. Rowland, Jr.*                Vice President,                               None
                                           Treasurer and Director
John P. Rynne*                           Vice President                                None
George V.F. Schwab, Jr.                  Vice President                                None
  9501 Hampton Oaks Lane
  Charlotte, North Carolina
Cornelius J. Sullivan*                   Vice President                                None
David M. Thill                           Vice President                                None
  126 Albert Drive
  Lancaster, New York
Chris Volf                               Vice President                                None
  6517 Thoroughbred Loop
  Odessa, Florida

Sue Wilder                               Vice President                                None

  141 East 89th Street
  New York, New York
----------
*Address is 24 Federal Street, Boston, MA 02110

    (c) Not applicable

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

    All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the possession and custody of the Registrant's custodian, Investors Bank & Trust Company, 89 South Street, Boston, MA 02111 and its transfer agent, First Data Investor Services Group, 53 State Street, Boston, MA 02104, with the exception of certain corporate documents and portfolio trading documents which are in the possession and custody, Eaton Vance Management, 24 Federal Street, Boston, MA 02110. Registrant is informed that all applicable accounts, books and documents required to be maintained by registered investment advisers are in the custody and possession of Eaton Vance Management and Boston Management and Research.

ITEM 31.  MANAGEMENT SERVICES

    Not applicable

ITEM 32.  UNDERTAKINGS

    The Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of the latest annual report to shareholders, upon request and without charge.

                                  SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and the Commonwealth of Massachusetts, on the 26th day of January, 1996.


                                        EATON VANCE MUNICIPALS TRUST

                                        By  /s/THOMAS J. FETTER
                                            ----------------------------------
                                               THOMAS J. FETTER, President

    Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

          SIGNATURE                    TITLE                       DATE
          ---------                    -----                       ----


                                       President, (Chief
 /s/THOMAS J. FETTER                    Executive Officer)      January 26, 1996
-------------------------------
    THOMAS J. FETTER
                                       Treasurer and Principal
                                        Financial and Accounting
 /s/JAMES L. O'CONNOR                   Officer                 January 26, 1996
-------------------------------
    JAMES L. O'CONNOR

    DONALD R. DWIGHT*                  Trustee                  January 26, 1996
-------------------------------
    DONALD R. DWIGHT

 /s/JAMES B. HAWKES                    Trustee                  January 26, 1996
-------------------------------
    JAMES B. HAWKES

    SAMUEL L. HAYES, III*              Trustee                  January 26, 1996
-------------------------------
    SAMUEL L. HAYES, III

    NORTON H. REAMER*                  Trustee                  January 26, 1996
-------------------------------
    NORTON H. REAMER

    JOHN L. THORNDIKE*                 Trustee                  January 26, 1996
-------------------------------
    JOHN L. THORNDIKE

    JACK L. TREYNOR*                   Trustee                  January 26, 1996
-------------------------------
    JACK L. TREYNOR

*By: /s/ H. DAY BRIGHAM, JR.
     --------------------------
         H. DAY BRIGHAM, JR.
         As attorney-in-fact

                                  SIGNATURES


    National Municipals Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on the 26th day of January, 1996.

                                        NATIONAL MUNICIPALS PORTFOLIO

                                        By /s/ THOMAS J. FETTER
                                           -----------------------------------
                                               THOMAS J. FETTER, President

    This Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) has been signed below by the following persons in the capacities and on the dates indicated.

          SIGNATURE                    TITLE                       DATE
          ---------                    -----                       ----


                                       President, (Chief
 /s/THOMAS J. FETTER                    Executive Officer)      January 26, 1996
-------------------------------
    THOMAS J. FETTER

                                       Treasurer and Principal
                                        Financial and Accounting
 /s/JAMES L. O'CONNOR                   Officer                 January 26, 1996
------------------------------------
    JAMES L. O'CONNOR

    DONALD R. DWIGHT*                  Trustee                  January 26, 1996
------------------------------------
    DONALD R. DWIGHT

 /s/JAMES B. HAWKES                    Trustee                  January 26, 1996
------------------------------------
    JAMES B. HAWKES

    SAMUEL L. HAYES, III*              Trustee                  January 26, 1996
------------------------------------
    SAMUEL L. HAYES, III

    NORTON H. REAMER*                  Trustee                  January 26, 1996
------------------------------------
    NORTON H. REAMER

    JOHN L. THORNDIKE*                 Trustee                  January 26, 1996
------------------------------------
    JOHN L. THORNDIKE

    JACK L. TREYNOR*                   Trustee                  January 26, 1996
------------------------------------
    JACK L. TREYNOR

*By: /s/ H. DAY BRIGHAM, JR.
     -------------------------------
         H. DAY BRIGHAM, JR.
         As attorney-in-fact

                                EXHIBIT INDEX

    The following exhibits are filed as part of this amendment to the Registration Statement pursuant to General Instructions E of Form N-1A.


                                                              PAGE IN
                                                            SEQUENTIAL
                                                            NUMBERING
EXHIBIT NO.    DESCRIPTION                                    SYSTEM
-----------    -----------                                -------------

(11)(a)        Consent of Independent Certified Public
               Accountants for EV Classic
               National Municipals Fund.

    (b)        Consent of Independent Certified Public
               Accountants for EV Marathon
               National Municipals Fund.

    (c)        Consent of Independent Certified Public
               Accountants for EV Traditional
               National Municipals Fund.

(16)           Schedules for Computation of Performance Quotations.